UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Conservative Allocation Fund
Class A [FTCIX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$874,845,724
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	15.30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	484-STSR-0826

Franklin Conservative Allocation Fund
Class C [FTCCX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$69	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$874,845,724
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	15.30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	584-STSR-0826

Franklin Conservative Allocation Fund
Class R [FTCRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$44	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$874,845,724
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	15.30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	884-STSR-0826

Franklin Conservative Allocation Fund
Class R6 [FTCMX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$15	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$874,845,724
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	15.30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	384-STSR-0826

Franklin Conservative Allocation Fund
Advisor Class [FTCZX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$18	0.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$874,845,724
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	15.30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	641-STSR-0826

Franklin Corefolio Allocation Fund
Class A [FTCOX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$20	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,028,498,969
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	470-STSR-0826

Franklin Corefolio Allocation Fund
Class C [FTCLX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$58	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,028,498,969
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	570-STSR-0826

Franklin Corefolio Allocation Fund
Class R
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$33	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,028,498,969
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	870-STSR-0826

Franklin Corefolio Allocation Fund
Class R6 [FTLQX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,028,498,969
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	8470-STSR-0826

Franklin Corefolio Allocation Fund
Advisor Class [FCAZX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$7	0.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,028,498,969
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	670-STSR-0826

Franklin Global Allocation Fund
Class A [FFALX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$48	0.93%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,948,858,355
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	282
Portfolio Turnover Rate	47.60%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	481-STSR-0826

Franklin Global Allocation Fund
Class C [FFACX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$86	1.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,948,858,355
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	282
Portfolio Turnover Rate	47.60%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	282-STSR-0826

Franklin Global Allocation Fund
Class R [FFARX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$61	1.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,948,858,355
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	282
Portfolio Turnover Rate	47.60%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	871-STSR-0826

Franklin Global Allocation Fund
Class R6 [FFAQX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,948,858,355
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	282
Portfolio Turnover Rate	47.60%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	8481-STSR-0826

Franklin Global Allocation Fund
Advisor Class [FFAAX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,948,858,355
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	282
Portfolio Turnover Rate	47.60%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	671-STSR-0826

Franklin Growth Allocation Fund
Class A [FGTIX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,585,248,585
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	19.18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	486-STSR-0826

Franklin Growth Allocation Fund
Class C [FTGTX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$71	1.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,585,248,585
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	19.18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	586-STSR-0826

Franklin Growth Allocation Fund
Class R [FGTRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$45	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,585,248,585
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	19.18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	886-STSR-0826

Franklin Growth Allocation Fund
Class R6 [FTGMX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$16	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,585,248,585
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	19.18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	386-STSR-0826

Franklin Growth Allocation Fund
Advisor Class [FGTZX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$19	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,585,248,585
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	19.18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	643-STSR-0826

Franklin Moderate Allocation Fund
Class A [FMTIX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,764,772,776
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	17.74%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	485-STSR-0826

Franklin Moderate Allocation Fund
Class C [FTMTX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$70	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,764,772,776
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	17.74%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	585-STSR-0826

Franklin Moderate Allocation Fund
Class R [FTMRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$44	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,764,772,776
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	17.74%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	885-STSR-0826

Franklin Moderate Allocation Fund
Class R6 [FTMLX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$15	0.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,764,772,776
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	17.74%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	385-STSR-0826

Franklin Moderate Allocation Fund
Advisor Class [FMTZX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$19	0.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,764,772,776
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	17.74%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	642-STSR-0826

Franklin LifeSmart Retirement Income Fund
Class A [FTRAX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.30%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$44,180,210
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	1.03%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	427-STSR-0826

Franklin LifeSmart Retirement Income Fund
Class C [FRTCX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$53	1.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$44,180,210
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	1.03%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	527-STSR-0826

Franklin LifeSmart Retirement Income Fund
Class R [FBRLX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$28	0.55%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$44,180,210
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	1.03%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	827-STSR-0826

Franklin LifeSmart Retirement Income Fund
Class R6 [FLMTX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$0	0.00%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$44,180,210
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	1.03%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	327-STSR-0826

Franklin LifeSmart Retirement Income Fund
Advisor Class [FLRDX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$3	0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$44,180,210
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	1.03%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	627-STSR-0826

Franklin LifeSmart 2020 Retirement Target Fund
Class A [FLRMX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$24	0.48%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,733,031
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	16.91%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	52-STSR-0826

Franklin LifeSmart 2020 Retirement Target Fund
Class C [FLRQX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$63	1.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,733,031
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	16.91%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	552-STSR-0826

Franklin LifeSmart 2020 Retirement Target Fund
Class R [FLRVX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$37	0.73%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,733,031
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	16.91%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	852-STSR-0826

Franklin LifeSmart 2020 Retirement Target Fund
Class R6 [FRTSX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,733,031
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	16.91%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	892-STSR-0826

Franklin LifeSmart 2020 Retirement Target Fund
Advisor Class [FLROX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,733,031
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	16.91%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	82-STSR-0826

Franklin LifeSmart 2025 Retirement Target Fund
Class A [FTRTX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$26	0.50%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$113,183,986
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	19.68%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	445-STSR-0826

Franklin LifeSmart 2025 Retirement Target Fund
Class C [FTTCX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.26%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$113,183,986
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	19.68%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	545-STSR-0826

Franklin LifeSmart 2025 Retirement Target Fund
Class R [FRELX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.76%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$113,183,986
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	19.68%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	845-STSR-0826

Franklin LifeSmart 2025 Retirement Target Fund
Class R6 [FTLMX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$11	0.21%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$113,183,986
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	19.68%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	345-STSR-0826

Franklin LifeSmart 2025 Retirement Target Fund
Advisor Class [FLRFX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$13	0.25%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$113,183,986
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	19.68%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	645-STSR-0826

Franklin LifeSmart 2030 Retirement Target Fund
Class A [FLRSX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$90,863,932
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	22.07%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	47-STSR-0826

Franklin LifeSmart 2030 Retirement Target Fund
Class C [FLRTX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$63	1.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$90,863,932
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	22.07%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	553-STSR-0826

Franklin LifeSmart 2030 Retirement Target Fund
Class R [FLRWX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.73%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$90,863,932
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	22.07%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	853-STSR-0826

Franklin LifeSmart 2030 Retirement Target Fund
Class R6 [FLERX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$90,863,932
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	22.07%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	833-STSR-0826

Franklin LifeSmart 2030 Retirement Target Fund
Advisor Class [FLRZX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$90,863,932
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	22.07%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	83-STSR-0826

Franklin LifeSmart 2035 Retirement Target Fund
Class A [FRTAX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.54%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$166,626,878
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	23.07%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	446-STSR-0826

Franklin LifeSmart 2035 Retirement Target Fund
Class C [FTRCX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.29%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$166,626,878
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	23.07%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	546-STSR-0826

Franklin LifeSmart 2035 Retirement Target Fund
Class R [FLRGX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.79%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$166,626,878
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	23.07%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	846-STSR-0826

Franklin LifeSmart 2035 Retirement Target Fund
Class R6 [FMTLX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$11	0.22%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$166,626,878
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	23.07%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	346-STSR-0826

Franklin LifeSmart 2035 Retirement Target Fund
Advisor Class [FLRHX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$15	0.29%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$166,626,878
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	23.07%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	646-STSR-0826

Franklin LifeSmart 2040 Retirement Target Fund
Class A [FLADX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$82,980,734
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	25.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	49-STSR-0826

Franklin LifeSmart 2040 Retirement Target Fund
Class C [FLOLX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$82,980,734
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	25.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	255-STSR-0826

Franklin LifeSmart 2040 Retirement Target Fund
Class R [FLSGX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$82,980,734
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	25.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	855-STSR-0826

Franklin LifeSmart 2040 Retirement Target Fund
Class R6 [FLREX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$82,980,734
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	25.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	895-STSR-0826

Franklin LifeSmart 2040 Retirement Target Fund
Advisor Class [FLSHX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$82,980,734
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	25.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	81-STSR-0826

Franklin LifeSmart 2045 Retirement Target Fund
Class A [FTTAX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.53%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,360,149
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	451-STSR-0826

Franklin LifeSmart 2045 Retirement Target Fund
Class C [FLRIX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,360,149
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	551-STSR-0826

Franklin LifeSmart 2045 Retirement Target Fund
Class R [FLRJX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.78%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,360,149
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	851-STSR-0826

Franklin LifeSmart 2045 Retirement Target Fund
Class R6 [FMLTX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,360,149
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	351-STSR-0826

Franklin LifeSmart 2045 Retirement Target Fund
Advisor Class [FLRLX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$15	0.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,360,149
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	651-STSR-0826

Franklin LifeSmart 2050 Retirement Target Fund
Class A [FLSJX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$74,603,528
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	59-STSR-0826

Franklin LifeSmart 2050 Retirement Target Fund
Class C [FLSKX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$74,603,528
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	259-STSR-0826

Franklin LifeSmart 2050 Retirement Target Fund
Class R [FLSNX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$74,603,528
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	859-STSR-0826

Franklin LifeSmart 2050 Retirement Target Fund
Class R6 [FRLEX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$74,603,528
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	899-STSR-0826

Franklin LifeSmart 2050 Retirement Target Fund
Advisor Class [FLSOX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$13	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$74,603,528
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	98-STSR-0826

Franklin LifeSmart 2055 Retirement Target Fund
Class A [FLTFX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$60,931,055
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.87%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	959-STSR-0826

Franklin LifeSmart 2055 Retirement Target Fund
Class C [FLTNX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$60,931,055
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.87%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	289-STSR-0826

Franklin LifeSmart 2055 Retirement Target Fund
Class R [FLSBX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.73%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$60,931,055
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.87%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	869-STSR-0826

Franklin LifeSmart 2055 Retirement Target Fund
Class R6 [FLSZX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$60,931,055
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.87%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	879-STSR-0826

Franklin LifeSmart 2055 Retirement Target Fund
Advisor Class [FLTKX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$60,931,055
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.87%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	999-STSR-0826

Franklin LifeSmart 2060 Retirement Target Fund
Class A [FLASX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$15,913,613
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	22.81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	1899-STSR-0826

Franklin LifeSmart 2060 Retirement Target Fund
Class C [FLBSX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$15,913,613
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	22.81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	2899-STSR-0826

Franklin LifeSmart 2060 Retirement Target Fund
Class R [FLESX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.73%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$15,913,613
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	22.81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	8899-STSR-0826

Franklin LifeSmart 2060 Retirement Target Fund
Class R6 [FLFSX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$15,913,613
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	22.81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	3899-STSR-0826

Franklin LifeSmart 2060 Retirement Target Fund
Advisor Class [FLJSX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$15,913,613
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	22.81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	6899-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Fund Allocator Series
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
Franklin Conservative Allocation Fund
Franklin Corefolio Allocation Fund
Franklin Global Allocation Fund
Franklin Growth Allocation Fund
Franklin Moderate Allocation Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 45
Notes to Financial Statements 55
Changes In and Disagreements with Accountants 79
Results of Meeting(s) of Shareholders 79
Remuneration Paid to Directors, Officers and Others 79
Board Approval of Management and Subadvisory Agreements 79

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.72 $13.93 $13.22 $12.17 $14.89 $14.95
Income from investment operations
a
:
Net investment income
b , c
............ 0.14 0.38 0.33 0.29 0.27 0.23
Net realized and unrealized gains (losses) 0.61 1.30 0.73 1.08 (2.53) 0.99
Total from investment operations ........ 0.75 1.68 1.06 1.37 (2.26) 1.22
Less distributions from:
Net investment income .............. (0.13) (0.48) (0.35) (0.32) (0.22) (0.35)
Net realized gains ................. (0.23) (0.41) — — (0.24) (0.93)
Total distributions ................... (0.36) (0.89) (0.35) (0.32) (0.46) (1.28)
Net asset value, end of period .......... $15.11 $14.72 $13.93 $13.22 $12.17 $14.89
Total return
d
....................... 5.15% 12.16% 8.06% 11.37% (15.22)% 8.18%
Ratios to average net assets
e
Expenses
f ,g
........................ 0.61% 0.60% 0.61% 0.61%
h
0.63%
h
0.62%
Net investment income
c
............... 1.84% 2.65% 2.39% 2.27% 2.08% 1.47%
Supplemental data
Net assets, end of period (000’s) ........ $743,039 $735,549 $731,888 $768,040 $796,888 $1,081,071
Portfolio turnover rate ................ 15.30% 23.73% 40.01% 19.49% 37.16% 61.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.34 $13.59 $12.90 $11.87 $14.54 $14.62
Income from investment operations
a
:
Net investment income
b , c
............ 0.08 0.26 0.21 0.18 0.16 0.09
Net realized and unrealized gains (losses) 0.59 1.27 0.73 1.07 (2.47) 0.99
Total from investment operations ........ 0.67 1.53 0.94 1.25 (2.31) 1.08
Less distributions from:
Net investment income .............. (0.08) (0.37) (0.25) (0.22) (0.12) (0.23)
Net realized gains ................. (0.23) (0.41) — — (0.24) (0.93)
Total distributions ................... (0.31) (0.78) (0.25) (0.22) (0.36) (1.16)
Net asset value, end of period .......... $14.70 $14.34 $13.59 $12.90 $11.87 $14.54
Total return
d
....................... 4.70% 11.33% 7.28% 10.62% (15.90)% 7.40%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.36% 1.36% 1.37% 1.37% 1.38% 1.37%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.36%
g
1.35% 1.36% 1.36%
h
1.38%
g,h
1.37%
g
Net investment income
c
............... 1.08% 1.87% 1.60% 1.45% 1.24% 0.61%
Supplemental data
Net assets, end of period (000’s) ........ $42,069 $45,446 $51,585 $63,436 $89,012 $152,244
Portfolio turnover rate ................ 15.30% 23.73% 40.01% 19.49% 37.16% 61.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.65 $13.86 $13.16 $12.11 $14.83 $14.88
Income from investment operations
a
:
Net investment income
b , c
............ 0.12 0.35 0.29 0.25 0.24 0.18
Net realized and unrealized gains (losses) 0.60 1.29 0.73 1.09 (2.53) 1.01
Total from investment operations ........ 0.72 1.64 1.02 1.34 (2.29) 1.19
Less distributions from:
Net investment income .............. (0.11) (0.44) (0.32) (0.29) (0.19) (0.31)
Net realized gains ................. (0.23) (0.41) — — (0.24) (0.93)
Total distributions ................... (0.34) (0.85) (0.32) (0.29) (0.43) (1.24)
Net asset value, end of period .......... $15.03 $14.65 $13.86 $13.16 $12.11 $14.83
Total return
d
....................... 5.05% 11.88% 7.75% 11.15% (15.48)% 7.99%
Ratios to average net assets
e
Expenses
f ,g
........................ 0.86% 0.85% 0.86% 0.86%
h
0.88%
h
0.87%
Net investment income
c
............... 1.59% 2.41% 2.14% 2.01% 1.87% 1.14%
Supplemental data
Net assets, end of period (000’s) ........ $41,078 $41,086 $39,818 $41,582 $45,036 $55,629
Portfolio turnover rate ................ 15.30% 23.73% 40.01% 19.49% 37.16% 61.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.69 $13.91 $13.20 $12.14 $14.87 $14.92
Income from investment operations
a
:
Net investment income
b , c
............ 0.16 0.47 0.38 0.35 0.32 0.28
Net realized and unrealized gains (losses) 0.61 1.24 0.72 1.07 (2.55) 1.00
Total from investment operations ........ 0.77 1.71 1.10 1.42 (2.23) 1.28
Less distributions from:
Net investment income .............. (0.15) (0.52) (0.39) (0.36) (0.26) (0.40)
Net realized gains ................. (0.23) (0.41) — — (0.24) (0.93)
Total distributions ................... (0.38) (0.93) (0.39) (0.36) (0.50) (1.33)
Net asset value, end of period .......... $15.08 $14.69 $13.91 $13.20 $12.14 $14.87
Total return
d
....................... 5.31% 12.44% 8.40% 11.83% (15.01)% 8.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.31% 0.33% 0.36% 0.38% 0.40% 0.39%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30% 0.31% 0.30%
g
0.29%
g
0.30%
Net investment income
c
............... 2.16% 3.19% 2.76% 2.78% 2.45% 1.78%
Supplemental data
Net assets, end of period (000’s) ........ $20,131 $19,698 $6,688 $5,147 $2,274 $2,852
Portfolio turnover rate ................ 15.30% 23.73% 40.01% 19.49% 37.16% 61.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.72 $13.93 $13.22 $12.16 $14.89 $14.95
Income from investment operations
a
:
Net investment income
b , c
............ 0.15 0.42 0.36 0.32 0.29 0.27
Net realized and unrealized gains (losses) 0.62 1.29 0.74 1.09 (2.53) 0.99
Total from investment operations ........ 0.77 1.71 1.10 1.41 (2.24) 1.26
Less distributions from:
Net investment income .............. (0.15) (0.51) (0.39) (0.35) (0.25) (0.39)
Net realized gains ................. (0.23) (0.41) — — (0.24) (0.93)
Total distributions ................... (0.38) (0.92) (0.39) (0.35) (0.49) (1.32)
Net asset value, end of period .......... $15.11 $14.72 $13.93 $13.22 $12.16 $14.89
Total return
d
....................... 5.27% 12.44% 8.33% 11.75% (15.07)% 8.45%
Ratios to average net assets
e
Expenses
f ,g
........................ 0.36% 0.35% 0.36% 0.36%
h
0.38%
h
0.37%
Net investment income
c
............... 2.08% 2.92% 2.63% 2.51% 2.20% 1.72%
Supplemental data
Net assets, end of period (000’s) ........ $28,529 $29,182 $25,754 $27,713 $30,231 $54,537
Portfolio turnover rate ................ 15.30% 23.73% 40.01% 19.49% 37.16% 61.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
s
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.3%
Alternative Strategies 3.6%
a
Franklin BSP Lending Fund , Class R6 .................................... 2,134,276 $ 21,641,556
a
Franklin Systematic Style Premia ETF .................................... 332,826 9,215,952
30,857,508
Domestic Equity 35.5%
a
Franklin Growth Fund , Class R6 ........................................ 206,863 29,722,045
a
Franklin Small Cap Enhanced ETF ...................................... 353,725 10,945,136
a
Franklin U.S. Core Equity (IU) Fund ..................................... 6,732,191 143,866,925
a
Franklin U.S. Equity Index ETF ......................................... 312,248 20,389,794
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 466,502 36,517,777
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 315,272 27,879,512
a
Putnam Large Cap Value Fund , Class R6 ................................. 891,156 38,578,152
a
Putnam U.S. Research Fund , Class R6 ................................... 48,174 3,086,970
310,986,311
Domestic Fixed Income 43.2%
a
Franklin High Yield Corporate ETF ...................................... 625,756 15,199,613
a
Franklin Investment Grade Corporate ETF ................................. 4,234,224 90,781,763
a
Franklin U.S. Core Bond ETF .......................................... 8,921,968 190,930,115
a
Franklin U.S. Treasury Bond ETF ....................................... 4,012,123 81,365,854
378,277,345
Foreign Equity 8.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,274,603 21,081,933
a
Franklin FTSE Japan ETF ............................................. 175,700 6,984,075
a
Franklin International Core Equity (IU) Fund ............................... 1,668,368 25,125,617
iShares Core MSCI EAFE ETF ......................................... 53,729 5,189,147
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 405,135 14,625,360
73,006,132
Foreign Fixed Income 7.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 3,791,842 33,444,047
Vanguard Total International Bond ETF ................................... 690,750 33,453,022
66,897,069
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 713,444,005 ) ...............................................................
860,024,365
a a a a
Short Term Investments 2.3%
a
Money Market Funds 2.3%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 19,802,629 19,802,629
Total Money Market Funds (Cost $ 19,802,629 ) ..................................
19,802,629
Total Short Term Investments (Cost $ 19,802,629 ) ................................
19,802,629
a
Total Investments (Cost $ 733,246,634 ) 100.6% ..................................
$879,826,994
Other Assets, less Liabilities (0.6) % ...........................................
(4,981,270)
Net Assets 100.0% ...........................................................
$874,845,724

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
See Abbreviations on page 77.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.51 $23.13 $21.40 $17.85 $24.42 $21.92
Income from investment operations
a
:
Net investment income (loss)
b , c
........ (0.05) 0.08 0.10 0.11 0.05 0.22
Net realized and unrealized gains (losses) 1.58 3.09 3.05 4.35 (5.16) 3.21
Total from investment operations ........ 1.53 3.17 3.15 4.46 (5.11) 3.43
Less distributions from:
Net investment income .............. (0.01) (0.11) (0.19) (0.12) (0.01) (0.22)
Net realized gains ................. (2.72) (1.68) (1.23) (0.79) (1.45) (0.71)
Total distributions ................... (2.73) (1.79) (1.42) (0.91) (1.46) (0.93)
Net asset value, end of period .......... $23.31 $24.51 $23.13 $21.40 $17.85 $24.42
Total return
d
....................... 6.24% 14.27% 14.88% 25.36% (20.84)% 15.76%
Ratios to average net assets
e
Expenses
f ,g
........................ 0.39% 0.38% 0.39% 0.40% 0.41% 0.42%
Net investment income (loss)
c
.......... (0.39)% 0.35% 0.45% 0.55% 0.26% 0.91%
Supplemental data
Net assets, end of period (000’s) ........ $912,457 $910,584 $869,673 $805,511 $690,297 $931,489
Portfolio turnover rate ................ 0.11% 9.28% 10.38% 6.51% 9.00% 3.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.50 $22.31 $20.68 $17.34 $23.94 $21.57
Income from investment operations
a
:
Net investment (loss)
b , c
.............. (0.13) (0.10) (0.07) (0.05) (0.10) (0.01)
Net realized and unrealized gains (losses) 1.50 2.97 2.95 4.21 (5.05) 3.20
Total from investment operations ........ 1.37 2.87 2.88 4.16 (5.15) 3.19
Less distributions from:
Net investment income .............. (0.01) (—)
d
(0.02) (0.03) (—)
d
(0.11)
Net realized gains ................. (2.72) (1.68) (1.23) (0.79) (1.45) (0.71)
Total distributions ................... (2.73) (1.68) (1.25) (0.82) (1.45) (0.82)
Net asset value, end of period .......... $22.14 $23.50 $22.31 $20.68 $17.34 $23.94
Total return
e
....................... 5.82% 13.43% 14.08% 24.38% (21.44)% 14.88%
Ratios to average net assets
f
Expenses
g ,h
........................ 1.14% 1.13% 1.14% 1.15% 1.16% 1.17%
Net investment (loss)
c
................ (1.14)% (0.43)% (0.33)% (0.26)% (0.53)% (0.05)%
Supplemental data
Net assets, end of period (000’s) ........ $36,568 $38,568 $40,821 $41,410 $39,781 $61,517
Portfolio turnover rate ................ 0.11% 9.28% 10.38% 6.51% 9.00% 3.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.42 $23.06 $21.34 $17.81 $24.42 $21.95
Income from investment operations
a
:
Net investment income (loss)
b , c
........ (0.08) 0.02 0.06 0.07 0.01 0.16
Net realized and unrealized gains (losses) 1.56 3.08 3.03 4.32 (5.17) 3.21
Total from investment operations ........ 1.48 3.10 3.09 4.39 (5.16) 3.37
Less distributions from:
Net investment income .............. (0.01) (0.06) (0.14) (0.07) (—)
d
(0.19)
Net realized gains ................. (2.72) (1.68) (1.23) (0.79) (1.45) (0.71)
Total distributions ................... (2.73) (1.74) (1.37) (0.86) (1.45) (0.90)
Net asset value, end of period .......... $23.17 $24.42 $23.06 $21.34 $17.81 $24.42
Total return
e
....................... 6.05% 13.97% 14.64% 25.05% (21.04)% 15.46%
Ratios to average net assets
f
Expenses
g ,h
........................ 0.64% 0.63% 0.64% 0.65% 0.66% 0.66%
Net investment income (loss)
c
.......... (0.64)% 0.10% 0.25% 0.35% 0.04% 0.68%
Supplemental data
Net assets, end of period (000’s) ........ $2,225 $2,125 $2,257 $1,935 $1,488 $1,764
Portfolio turnover rate ................ 0.11% 9.28% 10.38% 6.51% 9.00% 3.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.66 $23.25 $21.49 $17.92 $24.52 $21.97
Income from investment operations
a
:
Net investment income (loss)
b , c
........ (0.01) 0.18 0.13 0.18 0.12 0.30
Net realized and unrealized gains (losses) 1.58 3.09 3.12 4.36 (5.19) 3.23
Total from investment operations ........ 1.57 3.27 3.25 4.54 (5.07) 3.53
Less distributions from:
Net investment income .............. (0.01) (0.18) (0.26) (0.18) (0.08) (0.27)
Net realized gains ................. (2.72) (1.68) (1.23) (0.79) (1.45) (0.71)
Total distributions ................... (2.73) (1.86) (1.49) (0.97) (1.53) (0.98)
Net asset value, end of period .......... $23.50 $24.66 $23.25 $21.49 $17.92 $24.52
Total return
d
....................... 6.37% 14.64% 15.28% 25.74% (20.60)% 16.16%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.14% 0.17% 0.14% 0.11% 0.13% 0.13%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.08% 0.08% 0.08% 0.09% 0.08% 0.09%
Net investment income (loss)
c
.......... (0.08)% 0.74% 0.55% 0.92% 0.62% 1.26%
Supplemental data
Net assets, end of period (000’s) ........ $4,048 $4,271 $3,826 $4,966 $4,379 $5,349
Portfolio turnover rate ................ 0.11% 9.28% 10.38% 6.51% 9.00% 3.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.65 $23.25 $21.49 $17.93 $24.52 $21.98
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.02) 0.15 0.17 0.16 0.09 0.28
Net realized and unrealized gains (losses) 1.59 3.10 3.07 4.36 (5.17) 3.22
Total from investment operations ........ 1.57 3.25 3.24 4.52 (5.08) 3.50
Less distributions from:
Net investment income .............. (0.01) (0.17) (0.25) (0.17) (0.06) (0.25)
Net realized gains ................. (2.72) (1.68) (1.23) (0.79) (1.45) (0.71)
Total distributions ................... (2.73) (1.85) (1.48) (0.96) (1.51) (0.96)
Net asset value, end of period .......... $23.49 $24.65 $23.25 $21.49 $17.93 $24.52
Total return
d
....................... 6.37% 14.54% 15.24% 25.58% (20.63)% 16.05%
Ratios to average net assets
e
Expenses
f,g
........................ 0.14% 0.13% 0.14% 0.15% 0.16% 0.17%
Net investment income (loss)
c
.......... (0.14)% 0.62% 0.71% 0.83% 0.48% 1.16%
Supplemental data
Net assets, end of period (000’s) ........ $73,202 $73,357 $67,797 $59,702 $48,963 $69,322
Portfolio turnover rate ................ 0.11% 9.28% 10.38% 6.51% 9.00% 3.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin Corefolio Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Investments In Underlying Funds 99.9%
Domestic Equity 75.0%
a
Franklin Growth Fund , Class R6 ........................................ 1,812,912 $ 260,479,221
a,b
Franklin Growth Opportunities Fund , Class R6 ............................. 4,503,614 270,351,920
a
Franklin Mutual Shares Fund , Class R6 ................................... 8,889,709 240,466,624
771,297,765
Foreign Equity 24.9%
a
Templeton Growth Fund, Inc. , Class R6 ................................... 8,631,690 256,274,867
Total Investments In Underlying Funds (Cost $ 597,354,889 ) ......................
1,027,572,632
a a a a
Short Term Investments 0.1%
a a
Shares
a
Value
a
Money Market Funds 0.1%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 549,980 549,980
Total Money Market Funds (Cost $ 549,980 ) .....................................
549,980
Total Short Term Investments (Cost $ 549,980 ) ..................................
549,980
a
Total Investments (Cost $ 597,904,869 ) 100.0% ..................................
$1,028,122,612
Other Assets, less Liabilities 0.0%
†
............................................
376,357
Net Assets 100.0% ...........................................................
$1,028,498,969
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.24 $15.64 $14.01 $12.62 $14.95 $13.49
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.32 0.23 0.23 0.18 0.19
c
Net realized and unrealized gains (losses) 1.20 2.13 1.57 1.39 (1.95) 1.39
Total from investment operations ........ 1.37 2.45 1.80 1.62 (1.77) 1.58
Less distributions from:
Net investment income .............. (0.22) (0.15) (0.17) (0.23) (0.56) (0.12)
Net realized gains ................. (0.17) (0.70) — — — —
Total distributions ................... (0.39) (0.85) (0.17) (0.23) (0.56) (0.12)
Net asset value, end of period .......... $18.22 $17.24 $15.64 $14.01 $12.62 $14.95
Total return
d
....................... 8.00% 15.89% 12.87% 12.92% (11.83)% 11.74%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.94% 0.95% 0.95% 0.94% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 0.93% 0.92% 0.93% 0.92%
f
0.91%
f
0.88%
f,g
Net investment income ............... 1.98% 1.93% 1.49% 1.75% 1.31% 1.33%
c
Supplemental data
Net assets, end of period (000’s) ........ $2,725,606 $2,645,771 $2,520,588 $2,479,455 $2,417,274 $3,006,324
Portfolio turnover rate ................ 47.60% 33.16% 59.82% 76.65% 15.46% 97.19%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.01 $15.48 $13.87 $12.50 $14.79 $13.40
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.19 0.11 0.13 0.07 0.08
c
Net realized and unrealized gains (losses) 1.17 2.10 1.56 1.36 (1.91) 1.38
Total from investment operations ........ 1.28 2.29 1.67 1.49 (1.84) 1.46
Less distributions from:
Net investment income .............. (0.22) (0.06) (0.06) (0.12) (0.45) (0.07)
Net realized gains ................. (0.17) (0.70) — — — —
Total distributions ................... (0.39) (0.76) (0.06) (0.12) (0.45) (0.07)
Net asset value, end of period .......... $17.90 $17.01 $15.48 $13.87 $12.50 $14.79
Total return
d
....................... 7.58% 15.07% 12.06% 12.00% (12.45)% 10.89%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.69% 1.69% 1.70% 1.70% 1.69% 1.68%
Expenses net of waiver and payments by
affiliates .......................... 1.68% 1.67% 1.68% 1.67%
f
1.66%
f
1.62%
f,g
Net investment income ............... 1.22% 1.17% 0.73% 1.00% 0.56% 0.58%
c
Supplemental data
Net assets, end of period (000’s) ........ $52,413 $54,941 $62,592 $71,783 $84,086 $131,347
Portfolio turnover rate ................ 47.60% 33.16% 59.82% 76.65% 15.46% 97.19%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.29 $15.68 $14.05 $12.66 $14.99 $13.54
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.28 0.19 0.20 0.14 0.15
c
Net realized and unrealized gains (losses) 1.21 2.13 1.57 1.39 (1.95) 1.40
Total from investment operations ........ 1.36 2.41 1.76 1.59 (1.81) 1.55
Less distributions from:
Net investment income .............. (0.22) (0.10) (0.13) (0.20) (0.52) (0.10)
Net realized gains ................. (0.17) (0.70) — — — —
Total distributions ................... (0.39) (0.80) (0.13) (0.20) (0.52) (0.10)
Net asset value, end of period .......... $18.26 $17.29 $15.68 $14.05 $12.66 $14.99
Total return
d
....................... 7.86% 15.63% 12.57% 12.63% (12.06)% 11.50%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.19% 1.20% 1.20% 1.19% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.18% 1.17% 1.18% 1.17%
f
1.16%
f
1.13%
f,g
Net investment income ............... 1.74% 1.68% 1.25% 1.50% 1.06% 1.08%
c
Supplemental data
Net assets, end of period (000’s) ........ $5,093 $4,517 $4,671 $4,213 $3,906 $5,229
Portfolio turnover rate ................ 47.60% 33.16% 59.82% 76.65% 15.46% 97.19%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.86 $16.17 $14.47 $13.03 $15.43 $13.89
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.38 0.28 0.28 0.22 0.25
c
Net realized and unrealized gains (losses) 1.24 2.21 1.64 1.44 (2.02) 1.43
Total from investment operations ........ 1.45 2.59 1.92 1.72 (1.80) 1.68
Less distributions from:
Net investment income .............. (0.22) (0.20) (0.22) (0.28) (0.60) (0.14)
Net realized gains ................. (0.17) (0.70) — — — —
Total distributions ................... (0.39) (0.90) (0.22) (0.28) (0.60) (0.14)
Net asset value, end of period .......... $18.92 $17.86 $16.17 $14.47 $13.03 $15.43
Total return
d
....................... 8.11% 16.24% 13.28% 13.26% (11.62)% 12.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.66% 0.65% 0.66% 0.67%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.62% 0.62% 0.60%
f
0.59%
f
0.54%
f,g
Net investment income ............... 2.35% 2.23% 1.78% 2.06% 1.61% 1.69%
c
Supplemental data
Net assets, end of period (000’s) ........ $13,635 $6,995 $5,343 $4,018 $1,087 $573
Portfolio turnover rate ................ 47.60% 33.16% 59.82% 76.65% 15.46% 97.19%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.40 $15.78 $14.13 $12.72 $15.07 $13.58
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.36 0.27 0.27 0.21 0.23
c
Net realized and unrealized gains (losses) 1.21 2.15 1.59 1.41 (1.97) 1.40
Total from investment operations ........ 1.41 2.51 1.86 1.68 (1.76) 1.63
Less distributions from:
Net investment income .............. (0.22) (0.19) (0.21) (0.27) (0.59) (0.14)
Net realized gains ................. (0.17) (0.70) — — — —
Total distributions ................... (0.39) (0.89) (0.21) (0.27) (0.59) (0.14)
Net asset value, end of period .......... $18.42 $17.40 $15.78 $14.13 $12.72 $15.07
Total return
d
....................... 8.10% 16.21% 13.11% 13.25% (11.64)% 12.01%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.69% 0.70% 0.70% 0.69% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.68% 0.67% 0.68% 0.67%
f
0.66%
f
0.63%
f,g
Net investment income ............... 2.24% 2.18% 1.75% 2.00% 1.56% 1.58%
c
Supplemental data
Net assets, end of period (000’s) ........ $152,111 $135,799 $117,356 $103,377 $98,974 $122,896
Portfolio turnover rate ................ 47.60% 33.16% 59.82% 76.65% 15.46% 97.19%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin Global Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.6%
Aerospace & Defense 1.0%
General Electric Co. ................................. United States 20,691 $ 7,732,847
Leonardo SpA ...................................... Italy 144,224 7,743,439
Rolls-Royce Holdings plc ............................. United Kingdom 571,000 10,945,866
Thales SA ......................................... France 7,227 1,857,350
28,279,502
Air Freight & Logistics 1.6%
Deutsche Post AG ................................... Germany 175,351 10,660,717
FedEx Corp. ....................................... United States 88,526 27,720,147
United Parcel Service, Inc. , B .......................... United States 86,736 9,324,120
47,704,984
Automobiles 1.2%
Ford Motor Co. ..................................... United States 599,219 8,329,144
General Motors Co. .................................. United States 118,555 9,138,219
Kia Corp. ......................................... South Korea 80,528 7,273,104
a
Tesla, Inc. ......................................... United States 25,253 10,621,412
35,361,879
Banks 3.4%
AIB Group plc ...................................... Ireland 754,821 8,871,024
BNP Paribas SA .................................... France 89,113 10,407,789
Citigroup, Inc. ...................................... United States 187,368 26,224,025
Danske Bank A/S ................................... Denmark 41,806 2,240,910
ING Groep NV ..................................... Netherlands 336,266 10,610,307
JPMorgan Chase & Co. ............................... United States 24,472 8,010,420
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 996,025 19,843,741
UniCredit SpA ...................................... Italy 118,418 10,612,475
Wells Fargo & Co. ................................... United States 50,961 4,211,417
101,032,108
Biotechnology 2.0%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 5,736 1,726,708
Amgen, Inc. ....................................... United States 7,112 2,575,397
a
Genmab A/S ....................................... Denmark 21,231 5,820,529
Gilead Sciences, Inc. ................................ United States 85,744 10,832,897
a
Incyte Corp. ....................................... United States 78,838 8,937,076
a
Natera, Inc. ........................................ United States 6,381 1,732,122
a
Neurocrine Biosciences, Inc. ........................... United States 51,171 8,624,104
Regeneron Pharmaceuticals, Inc. ....................... United States 15,229 9,495,891
a
Vertex Pharmaceuticals, Inc. ........................... United States 21,401 10,630,519
60,375,243
Broadline Retail 1.6%
a
Amazon.com, Inc. ................................... United States 190,254 45,345,138
Vipshop Holdings Ltd. , ADR ........................... China 114,710 1,521,055
46,866,193
Capital Markets 1.1%
Ameriprise Financial, Inc. ............................. United States 18,584 8,525,596
SEI Investments Co. ................................. United States 94,673 8,303,769
Singapore Exchange Ltd. ............................. Singapore 380,584 7,100,724
UBS Group AG ..................................... Switzerland 173,502 8,598,955
32,529,044
Chemicals 0.4%
Nitto Denko Corp. ................................... Japan 144,700 2,846,796

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Sherwin-Williams Co. (The) ............................ United States 27,718 $ 9,543,862
12,390,658
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. ........................... Japan 87,591 1,607,161
Communications Equipment 1.2%
a
Arista Networks, Inc. ................................. United States 67,393 11,448,723
a
Ciena Corp. ....................................... United States 19,793 9,709,654
Nokia OYJ ........................................ Finland 128,752 1,717,066
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 979,650 10,986,480
33,861,923
Consumer Staples Distribution & Retail 1.0%
Empire Co. Ltd. , A ................................... Canada 68,800 2,409,516
George Weston Ltd. ................................. Canada 24,400 1,751,398
Kroger Co. (The) .................................... United States 136,243 7,565,574
Loblaw Cos. Ltd. .................................... Canada 35,814 1,624,730
Target Corp. ....................................... United States 73,630 9,616,814
Walmart, Inc. ...................................... United States 57,163 6,474,281
29,442,313
Diversified Consumer Services 0.0%
†
New Oriental Education & Technology Group, Inc. ........... China 306,938 1,409,989
Diversified REITs 0.1%
Stockland ......................................... Australia 1,228,295 3,463,791
Diversified Telecommunication Services 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd. ............ Israel 633,915 1,495,515
b
China Tower Corp. Ltd. , H , 144A , Reg S .................. China 2,397,500 2,697,987
LG Uplus Corp. ..................................... South Korea 156,110 1,409,446
Telenor ASA ....................................... Norway 250,330 3,586,078
9,189,026
Electric Utilities 1.3%
Edison International ................................. United States 113,786 8,471,368
Enel SpA ......................................... Italy 861,850 9,885,754
Fortum OYJ ....................................... Finland 130,032 3,008,226
Korea Electric Power Corp. ............................ South Korea 326,844 7,875,384
NRG Energy, Inc. ................................... United States 56,818 8,298,837
PG&E Corp. ....................................... United States 99,684 1,676,685
39,216,254
Electrical Equipment 1.0%
ABB Ltd. .......................................... Switzerland 110,149 11,981,935
a
Bloom Energy Corp. , A ............................... United States 30,350 9,186,945
Mitsubishi Electric Corp. .............................. Japan 244,170 8,954,815
30,123,695
Energy Equipment & Services 0.6%
TechnipFMC plc .................................... United Kingdom 261,696 17,350,445
Entertainment 0.8%
NetEase, Inc. ...................................... China 369,092 9,478,939
a
Netflix, Inc. ........................................ United States 183,724 13,117,894
22,596,833
Financial Services 1.3%
EXOR NV ......................................... Netherlands 27,787 2,128,818

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Mastercard, Inc. , A .................................. United States 32,350 $ 16,614,960
MGIC Investment Corp. ............................... United States 328,187 9,254,873
PayPal Holdings, Inc. ................................ United States 47,470 2,049,755
Visa, Inc. , A ........................................ United States 4,970 1,705,157
Western Union Co. (The) .............................. United States 703,157 5,414,309
37,167,872
Food Products 0.3%
Nestle SA ......................................... Switzerland 39,688 4,070,606
Saputo, Inc. ....................................... Canada 122,500 3,548,246
7,618,852
Gas Utilities 0.3%
ENN Energy Holdings Ltd. ............................. China 517,112 2,671,826
Kunlun Energy Co. Ltd. ............................... China 3,287,476 2,695,254
Tokyo Gas Co. Ltd. .................................. Japan 72,318 2,738,378
8,105,458
Health Care Equipment & Supplies 0.8%
a
Dexcom, Inc. ....................................... United States 125,568 8,457,005
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 79,835 1,773,490
Hoya Corp. ........................................ Japan 49,680 8,013,452
a
Insulet Corp. ....................................... United States 37,047 5,640,406
23,884,353
Health Care Providers & Services 1.3%
a
Centene Corp. ..................................... United States 135,351 8,688,181
HCA Healthcare, Inc. ................................. United States 18,729 7,302,250
UnitedHealth Group, Inc. .............................. United States 34,546 14,358,354
Universal Health Services, Inc. , B ....................... United States 50,863 7,562,819
37,911,604
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc. ............................ United States 200,488 4,753,570
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc. , A ...................................... United States 65,466 9,368,184
Booking Holdings, Inc. ............................... United States 60,308 10,749,298
Yum China Holdings, Inc. ............................. China 112,864 4,608,536
24,726,018
Industrial Conglomerates 0.4%
Hitachi Ltd. ........................................ Japan 336,647 9,317,076
Jardine Matheson Holdings Ltd. ........................ Indonesia 40,600 2,503,709
11,820,785
Insurance 2.7%
Aflac, Inc. ......................................... United States 75,185 8,815,441
Allstate Corp. (The) .................................. United States 39,195 9,326,058
American International Group, Inc. ...................... United States 119,628 8,915,875
Everest Group Ltd. .................................. United States 16,802 6,002,178
Hartford Insurance Group, Inc. (The) ..................... United States 62,905 8,336,171
Loews Corp. ....................................... United States 74,978 8,488,259
PICC Property & Casualty Co. Ltd. , H .................... China 4,455,492 8,175,921
Progressive Corp. (The) .............................. United States 51,715 11,297,142
Travelers Cos., Inc. (The) ............................. United States 29,084 9,601,210
78,958,255

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 3.7%
Alphabet, Inc. , A .................................... United States 198,725 $ 71,018,353
Meta Platforms, Inc. , A ............................... United States 62,281 35,082,264
Tencent Holdings Ltd. ................................ China 78,400 4,326,313
110,426,930
IT Services 0.3%
VeriSign, Inc. ...................................... United States 34,598 8,703,473
a
Wix.com Ltd. ....................................... Israel 34,222 1,552,652
10,256,125
Machinery 1.5%
Atlas Copco AB , B ................................... Sweden 370,639 6,570,704
Caterpillar, Inc. ..................................... United States 17,706 18,855,119
Knorr-Bremse AG ................................... Germany 30,453 3,543,504
Schindler Holding AG ................................ Switzerland 13,648 4,524,266
Techtronic Industries Co. Ltd. .......................... Hong Kong 538,077 8,954,439
Wartsila OYJ Abp ................................... Finland 39,916 1,524,479
43,972,511
Marine Transportation 0.4%
Kuehne + Nagel International AG ....................... Switzerland 26,088 6,330,035
SITC International Holdings Co. Ltd. ..................... China 1,017,782 4,082,887
10,412,922
Media 0.2%
Fox Corp. , B ....................................... United States 151,201 7,082,255
Metals & Mining 0.5%
China Hongqiao Group Ltd. ............................ China 380,956 982,388
Fresnillo plc ....................................... Mexico 37,067 1,349,880
Kinross Gold Corp., CVR ............................. Canada 286,897 6,792,880
Newmont Corp. ..................................... United States 21,171 1,977,371
Nucor Corp. ....................................... United States 12,051 2,684,360
13,786,879
Multi-Utilities 0.3%
Public Service Enterprise Group, Inc. .................... United States 106,089 8,610,183
Oil, Gas & Consumable Fuels 1.9%
Exxon Mobil Corp. ................................... United States 126,981 17,360,842
ORLEN SA ........................................ Poland 238,958 8,034,608
Parex Resources, Inc. ................................ Colombia 265,362 4,002,181
PetroChina Co. Ltd. , H ............................... China 5,670,831 6,120,309
Suncor Energy, Inc. .................................. Canada 174,225 9,373,078
Valero Energy Corp. ................................. United States 37,221 9,693,837
54,584,855
Passenger Airlines 0.3%
International Consolidated Airlines Group SA ............... United Kingdom 1,414,797 8,981,333
Pharmaceuticals 2.0%
AstraZeneca plc .................................... United Kingdom 68,942 12,871,769
Eli Lilly & Co. ...................................... United States 6,535 7,838,275
GSK plc .......................................... United Kingdom 382,786 10,049,243
Ipsen SA .......................................... France 13,127 2,529,824
Johnson & Johnson ................................. United States 28,502 7,238,653
Merck & Co., Inc. ................................... United States 14,123 1,814,805
Novartis AG ....................................... United States 81,770 12,780,031
Roche Holding AG .................................. United States 4,747 1,988,799

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Sanofi SA ......................................... United States 17,558 $ 1,501,273
58,612,672
Professional Services 0.8%
Computershare Ltd. ................................. Australia 304,306 8,058,922
Kanzhun Ltd. , ADR .................................. China 127,298 1,638,325
Recruit Holdings Co. Ltd. ............................. Japan 159,924 11,127,348
SGS SA .......................................... Switzerland 14,454 1,676,128
22,500,723
Residential REITs 0.1%
Mid-America Apartment Communities, Inc. ................ United States 27,905 3,877,121
Retail REITs 0.4%
Scentre Group ..................................... Australia 1,906,544 5,082,070
Simon Property Group, Inc. ............................ United States 23,511 5,258,235
10,340,305
Semiconductors & Semiconductor Equipment 10.3%
a
Advanced Micro Devices, Inc. .......................... United States 7,473 4,341,140
Advantest Corp. .................................... Japan 49,756 10,236,224
Applied Materials, Inc. ................................ United States 27,856 20,139,888
ASML Holding NV ................................... Netherlands 4,579 9,067,226
Broadcom, Inc. ..................................... United States 40,676 15,365,359
KLA Corp. ......................................... United States 61,689 18,612,188
Lam Research Corp. ................................. United States 53,586 23,220,421
MediaTek, Inc. ..................................... Taiwan 199,206 27,144,750
Micron Technology, Inc. ............................... United States 13,539 15,627,932
NVIDIA Corp. ...................................... United States 440,841 88,207,876
SK Hynix, Inc. ...................................... South Korea 12,031 21,229,693
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 73,436 35,070,831
Tokyo Electron Ltd. .................................. Japan 33,200 16,097,158
304,360,686
Software 1.9%
a
Adobe, Inc. ........................................ United States 40,095 8,220,277
a
Dropbox, Inc. , A .................................... United States 118,904 3,266,293
Microsoft Corp. ..................................... United States 96,009 35,813,277
Sage Group plc (The) ................................ United Kingdom 690,380 7,489,977
54,789,824
Specialty Retail 0.2%
a
AutoZone, Inc. ..................................... United States 1,266 4,046,060
Lowe's Cos., Inc. .................................... United States 13,677 3,015,642
7,061,702
Technology Hardware, Storage & Peripherals 4.6%
Anker Innovations Technology Co. Ltd. , A ................. China 331,635 5,126,170
Apple, Inc. ........................................ United States 313,004 90,570,837
Samsung Electronics Co. Ltd. .......................... South Korea 172,686 38,318,547
Seagate Technology Holdings plc ....................... United States 2,242 2,163,530
136,179,084
Textiles, Apparel & Luxury Goods 0.3%
a
Deckers Outdoor Corp. ............................... United States 15,563 1,545,250
Ralph Lauren Corp. , A ................................ United States 19,280 7,739,185
9,284,435

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 0.2%
Altria Group, Inc. .................................... United States 96,708 $ 6,958,141
Trading Companies & Distributors 0.5%
Rexel SA ......................................... France 111,256 4,874,184
WW Grainger, Inc. ................................... United States 7,727 10,511,811
15,385,995
Wireless Telecommunication Services 0.4%
SK Telecom Co. Ltd. ................................. South Korea 139,273 7,937,851
TIM SA ........................................... Brazil 818,000 3,465,444
Vodafone Group plc ................................. United Kingdom 1,198,294 1,586,017
12,989,312
Total Common Stocks (Cost $ 1,239,922,806 ) ..................................
1,698,201,801
Management Investment Companies 7.7%
Capital Markets 7.7%
c
Clarion Partners Real Estate Income Fund, Inc. , Class I ...... United States 3,976,457 44,814,674
c
Franklin BSP Lending Fund , Class R6 .................... United States 7,017,508 71,157,535
c
Franklin BSP Private Credit Fund , Class Advisor ............ United States 1,865,024 18,967,293
c
Franklin FTSE India ETF .............................. United States 165,050 5,870,829
c
Franklin High Yield Corporate ETF ...................... United States 205,000 4,979,450
c
Franklin Systematic Style Premia ETF .................... United States 2,225,000 61,610,250
VanEck J.P. Morgan EM Local Currency Bond ETF .......... United States 773,281 19,765,062
227,165,093
Total Management Investment Companies (Cost $ 220,405,906 ) .................
227,165,093
Principal
Amount
*
Corporate Bonds 8.5%
Automobile Components 0.1%
b
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 3,347,500 2,765,026
Banks 0.8%
JPMorgan Chase & Co. ,
Senior Bond , 5.148% to 4/22/36, FRN thereafter , 4/23/37 ... United States 8,005,000 7,950,366
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 6,482,000 6,583,199
b
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 9,889,000 9,076,922
23,610,487
Biotechnology 0.4%
AbbVie, Inc. , Senior Bond , 5.4% , 3/15/54 .................
United States 9,088,000 8,739,335
b
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 1,862,000 1,825,964
10,565,299
Broadline Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .....
China 6,300,000 6,219,012
Capital Markets 0.3%
b
Amvest RCF Custodian BV , Senior Note , Reg S, 3.875% , 3/25/30 Netherlands 1,400,000 EUR 1,614,936
Deutsche Bank AG , Senior Non-Preferred Bond , 3.547% to
9/17/30, FRN thereafter , 9/18/31 ...................... Germany 5,817,000 5,492,510
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 7.125% , 4/30/31 .............................. United States 1,228,000 1,270,318
8,377,764

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.2%
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 5,825,000 $ 5,232,772
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 3,956,000 3,517,633
Senior Note , 2.45% , 10/29/26 ........................ Ireland 5,527,000 5,493,619
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ......
United States 1,308,000 1,285,618
10,296,870
Containers & Packaging 0.1%
b
Sword Purchaser LLC , Senior Secured Note , 144A, 8.25% ,
4/15/33 ......................................... United States 3,868,000 4,004,695
Diversified Telecommunication Services 0.5%
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Note ,
144A, 7% , 2/01/33 ................................. United States 4,459,000 4,376,579
Comcast Corp. , Senior Bond , 3.75% , 4/01/40 ..............
United States 6,272,000 5,016,035
b
Orange SA , Senior Bond , Reg S, 1.875% , 9/12/30 ........... France 4,900,000 EUR 5,321,641
14,714,255
Electric Utilities 0.6%
b
Enel Finance International NV , Senior Note , Reg S, 3% , 2/24/31 Italy 4,204,000 EUR 4,753,574
MidAmerican Energy Co. , Senior Bond , 4.25% , 5/01/46 .......
United States 10,392,000 8,593,032
b
Vistra Operations Co. LLC , Senior Bond , 144A, 5.25% , 10/15/35 United States 3,391,000 3,300,118
16,646,724
Energy Equipment & Services 0.3%
b
Transocean International Ltd. , Senior Note , 144A, 8.5% , 5/15/31 United States 7,237,000 7,517,526
Entertainment 0.3%
b
OAK-Eagle Acquireco, Inc. , Senior Note , 144A, 8.75% , 7/01/34 . United States 7,629,000 8,101,403
Financial Services 0.4%
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 6.875% ,
5/01/31 ......................................... United States 8,022,000 7,791,508
b
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 .... Australia 4,654,000 4,628,659
12,420,167
Food Products 0.3%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3.75% , 12/01/31 .............. United States 4,800,000 4,489,656
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........
United States 4,340,000 3,890,581
8,380,237
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ...... United Kingdom 6,981,000 7,133,075
Health Care Providers & Services 0.5%
CVS Health Corp. , Senior Note , 5.55% , 6/01/31 ............
United States 7,512,000 7,738,426
Humana, Inc. , Senior Bond , 5.95% , 3/15/34 ...............
United States 7,703,000 7,976,518
15,714,944
Hotel & Resort REITs 0.2%
b
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 6/15/33 ............................... United States 5,350,000 5,492,500
Insurance 0.2%
b
Asurion LLC / Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 7,388,000 7,449,849

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.5%
b
Nexstar Media, Inc. , Senior Note , 144A, 7.25% , 4/15/34 ...... United States 6,044,000 $ 6,034,599
Paramount Global , Senior Bond , 4.95% , 1/15/31 ............
United States 9,346,000 8,690,282
14,724,881
Metals & Mining 0.5%
b
Glencore Funding LLC ,
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 8,144,000 7,425,464
Senior Bond , 144A, 5.508% , 4/01/36 ................... Australia 7,871,000 7,922,082
15,347,546
Oil, Gas & Consumable Fuels 1.0%
b
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 9,191,000 8,405,804
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27
Canada 6,399,000 6,365,866
b
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% ,
1/15/33 ......................................... United States 7,450,000 7,409,345
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 7,980,000 7,903,083
30,084,098
Real Estate Management & Development 0.3%
b
CTP NV , Senior Note , Reg S, 3.375% , 7/19/30 ............. Netherlands 6,838,000 EUR 7,767,004
Semiconductors & Semiconductor Equipment 0.3%
Marvell Technology, Inc. , Senior Bond , 5.3% , 4/15/36 ........
United States 7,930,000 7,893,507
Total Corporate Bonds (Cost $ 250,872,630 ) ...................................
250,459,641
Foreign Government and Agency Securities 11.0%
b
Australia Government Bond ,
Reg S, 1% , 11/21/31 ............................... Australia 22,871,000 AUD 13,263,809
Senior Bond , Reg S, 4.25% , 3/21/36 ................... Australia 10,940,000 AUD 7,297,998
b
Belgium Government Bond , Senior Bond , 144A, Reg S, 0.35% ,
6/22/32 ......................................... Belgium 4,833,114 EUR 4,741,198
d
Brazil Notas do Tesouro Nacional , Index Linked, 6% , 8/15/26 .. Brazil 37,922,936 BRL 7,335,815
b
Bundesrepublik Deutschland Bundesanleihe ,
Reg S, 2.3% , 2/15/33 ............................... Germany 28,351,102 EUR 31,631,383
Reg S, 1% , 5/15/38 ................................ Germany 33,213,198 EUR 30,288,270
Reg S, 2.5% , 8/15/54 ............................... Germany 2,303,832 EUR 2,201,624
Canada Government Bond ,
3.25% , 9/01/28 ................................... Canada 20,930,000 CAD 14,902,248
2.5% , 12/01/32 ................................... Canada 33,988,000 CAD 23,079,967
3.25% , 12/01/34 ................................... Canada 10,300,000 CAD 7,253,902
China Government Bond ,
2.5% , 7/25/27 .................................... China 121,580,000 CNY 18,159,772
2.44% , 10/15/27 ................................... China 47,210,000 CNY 7,066,932
b
Finland Government Bond ,
Senior Bond , 144A, Reg S, 0.125% , 9/15/31 ............. Finland 2,437,000 EUR 2,427,619
Senior Bond , 144A, Reg S, 0.5% , 4/15/43 ............... Finland 2,085,000 EUR 1,455,450
b
France Government Bond ,
144A, Reg S, 2.75% , 2/25/30 ......................... France 4,770,335 EUR 5,434,296
144A, Reg S, 11/25/31 .............................. France 5,786,000 EUR 5,625,300
144A, Reg S, 2% , 11/25/32 .......................... France 10,670,996 EUR 11,374,804
b
Italy Buoni Poliennali del Tesoro , Senior Bond , 144A, Reg S,
4.45% , 9/01/43 ................................... Italy 7,600,000 EUR 9,079,765
Japan Government Bond ,
0.9% , 4/01/27 .................................... Japan 1,842,400,000 JPY 11,314,735
0.5% , 6/20/29 .................................... Japan 2,802,000,000 JPY 16,717,391
1.4% , 3/20/35 .................................... Japan 1,445,850,000 JPY 8,120,573

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Japan Government Bond, (continued)
2.1% , 12/20/35 ................................... Japan 1,373,350,000 JPY $ 8,081,476
2.4% , 3/20/55 .................................... Japan 707,550,000 JPY 3,239,926
b
Netherlands Government Bond , 144A, Reg S, 3.25% , 1/15/44 .. Netherlands 2,432,271 EUR 2,745,097
b
New Zealand Government Bond , Reg S, 3.5% , 4/14/33 ....... New Zealand 12,660,000 NZD 6,946,180
b
Portugal Obrigacoes do Tesouro , Senior Bond , 144A, Reg S,
2.875% , 7/21/26 ................................... Portugal 6,298,945 EUR 7,199,283
Spain Bonos Y Obligaciones del Estado ,
b
Senior Bond , 144A, Reg S, 2.7% , 10/31/48 .............. Spain 2,008,000 EUR 1,890,997
Senior Note , 2.5% , 5/31/27 .......................... Spain 3,087,000 EUR 3,524,102
Senior Note , 3.5% , 5/31/29 .......................... Spain 4,964,000 EUR 5,806,245
b
United Kingdom Gilt ,
Reg S, 4.125% , 1/29/27 ............................. United Kingdom 12,109,408 GBP 16,073,226
Reg S, 4.75% , 10/22/35 ............................. United Kingdom 12,355,000 GBP 16,372,748
Reg S, 4.5% , 12/07/42 .............................. United Kingdom 11,845,959 GBP 14,410,459
Total Foreign Government and Agency Securities (Cost $ 326,696,948 ) ..........
325,062,590
U.S. Government and Agency Securities 7.6%
U.S. Treasury Bonds ,
6.125%, 11/15/27 ................................. United States 24,316,200 24,959,250
1.375%, 11/15/40 ................................. United States 15,565,000 10,067,697
4.125%, 8/15/44 .................................. United States 9,929,000 8,982,642
1.25%, 5/15/50 ................................... United States 4,625,800 2,202,405
4.75%, 5/15/55 ................................... United States 5,150,100 4,996,603
U.S. Treasury Notes ,
3.875%, 5/31/27 .................................. United States 21,009,200 20,967,736
3.875%, 3/15/28 .................................. United States 41,997,900 41,799,394
3.875%, 3/31/28 .................................. United States 41,998,000 41,796,213
4%, 1/31/29 ..................................... United States 24,915,000 24,810,863
0.625%, 5/15/30 .................................. United States 11,950,600 10,443,704
2.75%, 8/15/32 ................................... United States 19,769,600 18,159,459
3.875%, 8/15/34 .................................. United States 13,796,500 13,327,634
Total U.S. Government and Agency Securities (Cost $ 222,795,196 ) ..............
222,513,600
Mortgage-Backed Securities 2.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.2%
FHLMC Pool, 30 Year , 2%, 7/01/51 ...................... United States 4,758,147 3,827,664
FHLMC Pool, 30 Year , 5%, 7/01/53 ...................... United States 4,611,298 4,556,790
FHLMC Pool, 30 Year , 5%, 9/01/53 ...................... United States 15,485,023 15,308,023
FHLMC Pool, 30 Year , 6%, 3/01/54 - 8/01/54 ............... United States 4,255,016 4,355,700
FHLMC Pool, 30 Year , 6.5%, 5/01/55 ..................... United States 7,420,125 7,683,581
35,731,758
Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 2,943,589 2,363,879
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 4,237,044 3,551,713
FNMA, 30 Year , 3%, 4/01/52 ........................... United States 3,891,045 3,398,313
FNMA, 30 Year , 5.5%, 3/01/54 - 12/01/54 ................. United States 16,404,325 16,509,108
FNMA, 30 Year , 6%, 7/01/55 ........................... United States 9,541,213 9,766,983
35,589,996
Total Mortgage-Backed Securities (Cost $ 70,485,512 ) ..........................
71,321,754
Total Long Term Investments (Cost $ 2,331,178,998 ) ...........................
2,794,724,479
a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
Forward Exchange Contracts
Currency
Counter-
party
a
Type
Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a
a
a
a
a
a
a
a
OTC Forward Exchange Contracts
British Pound ......
JPHQ
Buy
39,530,000
53,749,898
7/06/26
$ —
$ (1,315,555)
British Pound ......
JPHQ
Sell
74,390,000
98,271,533
7/06/26
—
(402,657)
Canadian Dollar ....
BZWS
Buy
38,654,000
28,450,511
7/06/26
—
(1,191,117)
Canadian Dollar ....
BZWS
Sell
100,892,000
72,808,462
7/06/26
1,657,874
—
Chinese Yuan ......
BZWS
Sell
171,953,000
25,066,894
7/06/26
—
(261,653)
Euro .............
BZWS
Buy
13,050,000
15,383,897
7/06/26
—
(470,566)
Euro .............
BZWS
Sell
133,706,000
154,692,529
7/06/26
1,895,451
—
New Zealand Dollar .
BZWS
Sell
11,720,000
7,007,896
8/12/26
341,856
—
Total Forward Exchange Contracts ...................................................
$3,895,181
$(3,641,548)
Net unrealized appreciation (depreciation) ............................................
$253,633
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Short Term Investments 4.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.3%
c,e
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 125,561,821 $ 125,561,821
Total Money Market Funds (Cost $ 125,561,821 ) ...............................
125,561,821
Total Short Term Investments (Cost $ 125,561,821 ) .............................
125,561,821
a
Total Investments (Cost $ 2,456,740,819 ) 99.1% ................................
$2,920,286,300
Other Assets, less Liabilities 0.9% ...........................................
28,572,055
Net Assets 100.0% .........................................................
$2,948,858,355
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $329,778,856, representing 11.2% of net assets.
c
See Note 3(g) regarding investments in affiliated management investment companies.
d
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(f).
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
At June 30, 2026, the Fund had the following futures contracts outstanding. See Note 1(c).
See Note  7  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
Euro STOXX 50 Index ......................... Short 425 $ 30,865,054 9/18/26 $ (396,218)
FTSE Taiwan Index ........................... Long 72 11,643,840 7/30/26 41,519
MSCI EAFE Index ............................ Long 201 31,610,265 9/18/26 (312,891)
MSCI Emerging Markets Index .................. Long 180 15,815,700 9/18/26 (209,226)
S&P 500 E-Mini Index ......................... Long 295 111,336,688 9/18/26 (772,620)
S&P/TSX 60 Index ........................... Long 150 43,483,871 9/17/26 27,247
SPI 200 Index ............................... Short 285 43,291,953 9/17/26 668,411
Total Futures Contracts ...................................................................... $(953,778)
*
As of period end.
See Abbreviations on page 77.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.70 $20.17 $17.92 $15.77 $19.99 $19.64
Income from investment operations
a
:
Net investment income
b ,c
............ 0.07 0.33 0.27 0.28 0.20 0.23
Net realized and unrealized gains (losses) 1.97 3.15 2.43 2.45 (3.65) 2.97
Total from investment operations ........ 2.04 3.48 2.70 2.73 (3.45) 3.20
Less distributions from:
Net investment income .............. (0.07) (0.38) (0.39) (0.22) (0.18) (0.48)
Net realized gains ................. (0.71) (1.57) (0.06) (0.36) (0.59) (2.37)
Total distributions ................... (0.78) (1.95) (0.45) (0.58) (0.77) (2.85)
Net asset value, end of period .......... $22.96 $21.70 $20.17 $17.92 $15.77 $19.99
Total return
d
....................... 9.40% 17.79% 15.14% 17.59% (17.16)% 16.41%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.62% 0.63% 0.64% 0.67% 0.66%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.62%
g
0.62%
g
0.63%
g
0.64%
g
0.66%
h
0.66%
g
Net investment income
c
............... 0.61% 1.55% 1.38% 1.65% 1.15% 1.07%
Supplemental data
Net assets, end of period (000’s) ........ $1,371,555 $1,295,214 $1,170,322 $1,077,785 $977,212 $1,258,769
Portfolio turnover rate ................ 19.18% 28.92% 33.45% 28.72% 29.59% 59.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.63 $19.27 $17.13 $15.12 $19.24 $19.03
Income from investment operations
a
:
Net investment income (loss)
b , c
........ (0.02) 0.16 0.11 0.14 0.06 0.04
Net realized and unrealized gains (losses) 1.87 3.00 2.34 2.35 (3.50) 2.91
Total from investment operations ........ 1.85 3.16 2.45 2.49 (3.44) 2.95
Less distributions from:
Net investment income .............. (0.01) (0.23) (0.25) (0.12) (0.09) (0.37)
Net realized gains ................. (0.71) (1.57) (0.06) (0.36) (0.59) (2.37)
Total distributions ................... (0.72) (1.80) (0.31) (0.48) (0.68) (2.74)
Net asset value, end of period .......... $21.76 $20.63 $19.27 $17.13 $15.12 $19.24
Total return
d
....................... 9.01% 16.90% 14.35% 16.66% (17.82)% 15.59%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.37% 1.37% 1.38% 1.39% 1.42% 1.41%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.37%
g
1.37%
g
1.38%
g
1.39%
g
1.41%
h
1.41%
g
Net investment income (loss)
c
.......... (0.15)% 0.77% 0.60% 0.87% 0.36% 0.20%
Supplemental data
Net assets, end of period (000’s) ........ $88,770 $89,318 $90,351 $92,540 $95,210 $141,604
Portfolio turnover rate ................ 19.18% 28.92% 33.45% 28.72% 29.59% 59.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.27 $19.81 $17.60 $15.50 $19.68 $19.38
Income from investment operations
a
:
Net investment income
b ,c
............ 0.04 0.26 0.21 0.23 0.15 0.16
Net realized and unrealized gains (losses) 1.92 3.10 2.40 2.41 (3.59) 2.93
Total from investment operations ........ 1.96 3.36 2.61 2.64 (3.44) 3.09
Less distributions from:
Net investment income .............. (0.04) (0.33) (0.34) (0.18) (0.15) (0.42)
Net realized gains ................. (0.71) (1.57) (0.06) (0.36) (0.59) (2.37)
Total distributions ................... (0.75) (1.90) (0.40) (0.54) (0.74) (2.79)
Net asset value, end of period .......... $22.48 $21.27 $19.81 $17.60 $15.50 $19.68
Total return
d
....................... 9.28% 17.48% 14.90% 17.30% (17.40)% 16.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.87% 0.87% 0.88% 0.89% 0.92% 0.91%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.87%
g
0.87%
g
0.88%
g
0.89%
g
0.91%
h
0.91%
g
Net investment income
c
............... 0.36% 1.28% 1.10% 1.39% 0.88% 0.77%
Supplemental data
Net assets, end of period (000’s) ........ $43,390 $42,288 $39,771 $39,993 $37,341 $54,097
Portfolio turnover rate ................ 19.18% 28.92% 33.45% 28.72% 29.59% 59.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.86 $20.30 $18.03 $15.86 $20.10 $19.73
Income from investment operations
a
:
Net investment income
b , c
............ 0.10 0.42 0.35 0.36 0.26 0.29
Net realized and unrealized gains (losses) 1.99 3.16 2.44 2.45 (3.68) 3.01
Total from investment operations ........ 2.09 3.58 2.79 2.81 (3.42) 3.30
Less distributions from:
Net investment income .............. (0.10) (0.45) (0.46) (0.28) (0.23) (0.56)
Net realized gains ................. (0.71) (1.57) (0.06) (0.36) (0.59) (2.37)
Total distributions ................... (0.81) (2.02) (0.52) (0.64) (0.82) (2.93)
Net asset value, end of period .......... $23.14 $21.86 $20.30 $18.03 $15.86 $20.10
Total return
d
....................... 9.57% 18.18% 15.52% 18.01% (16.92)% 16.85%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.33% 0.33% 0.33% 0.33% 0.34% 0.34%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30% 0.30% 0.30% 0.29%
g
0.30%
Net investment income
c
............... 0.85% 1.96% 1.76% 2.12% 1.51% 1.37%
Supplemental data
Net assets, end of period (000’s) ........ $11,405 $14,802 $10,924 $7,793 $4,071 $5,434
Portfolio turnover rate ................ 19.18% 28.92% 33.45% 28.72% 29.59% 59.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.88 $20.32 $18.05 $15.88 $20.12 $19.76
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.39 0.32 0.32 0.24 0.28
Net realized and unrealized gains (losses) 1.99 3.17 2.45 2.48 (3.68) 2.98
Total from investment operations ........ 2.09 3.56 2.77 2.80 (3.44) 3.26
Less distributions from:
Net investment income .............. (0.09) (0.43) (0.44) (0.27) (0.21) (0.53)
Net realized gains ................. (0.71) (1.57) (0.06) (0.36) (0.59) (2.37)
Total distributions ................... (0.80) (2.00) (0.50) (0.63) (0.80) (2.90)
Net asset value, end of period .......... $23.17 $21.88 $20.32 $18.05 $15.88 $20.12
Total return
d
....................... 9.58% 18.08% 15.42% 17.88% (16.99)% 16.71%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.37% 0.37% 0.38% 0.39% 0.42% 0.41%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.37%
g
0.37%
g
0.38%
g
0.39%
g
0.41%
h
0.41%
g
Net investment income
c
............... 0.87% 1.81% 1.64% 1.89% 1.39% 1.32%
Supplemental data
Net assets, end of period (000’s) ........ $70,129 $62,582 $52,456 $47,511 $43,957 $60,851
Portfolio turnover rate ................ 19.18% 28.92% 33.45% 28.72% 29.59% 59.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin Growth Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
s
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.1%
Alternative Strategies 3.4%
a
Franklin BSP Lending Fund , Class R6 .................................... 3,701,989 $ 37,538,171
a
Franklin Systematic Style Premia ETF .................................... 559,832 15,501,748
53,039,919
Domestic Equity 67.9%
a
Franklin Growth Fund , Class R6 ........................................ 715,822 102,849,311
a
Franklin Small Cap Enhanced ETF ...................................... 1,223,850 37,868,979
a
Franklin U.S. Core Equity (IU) Fund ..................................... 17,609,292 376,310,579
a
Franklin U.S. Equity Index ETF ......................................... 2,944,250 192,259,525
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,614,026 126,345,955
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 1,090,980 96,475,337
a
Putnam Large Cap Value Fund , Class R6 ................................. 3,083,174 133,470,595
a
Putnam U.S. Research Fund , Class R6 ................................... 166,669 10,680,164
1,076,260,445
Domestic Fixed Income 9.3%
a
Franklin Investment Grade Corporate ETF ................................. 1,673,122 35,871,736
a
Franklin U.S. Core Bond ETF .......................................... 3,474,538 74,355,113
a
Franklin U.S. Treasury Bond ETF ....................................... 1,813,218 36,772,061
146,998,910
Foreign Equity 15.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 4,406,041 72,875,917
a
Franklin FTSE Japan ETF ............................................. 607,150 24,134,212
a
Franklin International Core Equity (IU) Fund ............................... 5,765,354 86,826,225
iShares Core MSCI EAFE ETF ......................................... 185,697 17,934,616
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 1,400,463 50,556,728
252,327,698
Foreign Fixed Income 1.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 1,473,736 12,998,353
Vanguard Total International Bond ETF ................................... 268,475 13,002,244
26,000,597
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,023,208,558 ) ..............................................................
1,554,627,569
a a a a
Short Term Investments 2.1%
a
Money Market Funds 2.1%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 33,712,983 33,712,983
Total Money Market Funds (Cost $ 33,712,983 ) ..................................
33,712,983
Total Short Term Investments (Cost $ 33,712,983 ) ................................
33,712,983
a
Total Investments (Cost $ 1,056,921,541 ) 100.2% ................................
$1,588,340,552
Other Assets, less Liabilities (0.2) % ...........................................
(3,091,967)
Net Assets 100.0% ...........................................................
$1,585,248,585

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
See Abbreviations on page 77.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.57 $15.73 $14.39 $12.93 $16.08 $16.17
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.35 0.29 0.27 0.22 0.22
Net realized and unrealized gains (losses) 1.11 1.95 1.40 1.56 (2.82) 1.77
Total from investment operations ........ 1.21 2.30 1.69 1.83 (2.60) 1.99
Less distributions from:
Net investment income .............. (0.11) (0.42) (0.35) (0.28) (0.17) (0.41)
Net realized gains ................. (0.42) (1.04) — (0.09) (0.38) (1.67)
Total distributions ................... (0.53) (1.46) (0.35) (0.37) (0.55) (2.08)
Net asset value, end of period .......... $17.25 $16.57 $15.73 $14.39 $12.93 $16.08
Total return
d
....................... 7.27% 15.03% 11.80% 14.37% (16.14)% 12.38%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.60% 0.61% 0.62% 0.63% 0.63%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.61%
g
0.60%
g
0.61%
g
0.62%
g
0.63%
g,h
0.62%
Net investment income
c
............... 1.23% 2.12% 1.90% 2.02% 1.59% 1.29%
Supplemental data
Net assets, end of period (000’s) ........ $1,564,870 $1,516,055 $1,434,337 $1,398,350 $1,349,466 $1,794,149
Portfolio turnover rate ................ 17.74% 25.18% 37.85% 22.15% 33.29% 56.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.81 $15.08 $13.81 $12.41 $15.49 $15.64
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.21 0.17 0.16 0.11 0.07
Net realized and unrealized gains (losses) 1.05 1.86 1.34 1.51 (2.72) 1.73
Total from investment operations ........ 1.09 2.07 1.51 1.67 (2.61) 1.80
Less distributions from:
Net investment income .............. (0.05) (0.30) (0.24) (0.18) (0.09) (0.28)
Net realized gains ................. (0.42) (1.04) — (0.09) (0.38) (1.67)
Total distributions ................... (0.47) (1.34) (0.24) (0.27) (0.47) (1.95)
Net asset value, end of period .......... $16.43 $15.81 $15.08 $13.81 $12.41 $15.49
Total return
d
....................... 6.87% 14.11% 10.96% 13.62% (16.85)% 11.55%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.36% 1.35% 1.36% 1.37% 1.38% 1.37%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.36%
g
1.35%
g
1.36%
g
1.36% 1.38%
g,h
1.37%
g,h
Net investment income
c
............... 0.47% 1.33% 1.12% 1.22% 0.79% 0.43%
Supplemental data
Net assets, end of period (000’s) ........ $87,820 $91,084 $99,039 $111,516 $130,268 $205,894
Portfolio turnover rate ................ 17.74% 25.18% 37.85% 22.15% 33.29% 56.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.53 $15.70 $14.36 $12.90 $16.05 $16.15
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.30 0.25 0.24 0.19 0.17
Net realized and unrealized gains (losses) 1.10 1.95 1.40 1.56 (2.82) 1.77
Total from investment operations ........ 1.18 2.25 1.65 1.80 (2.63) 1.94
Less distributions from:
Net investment income .............. (0.09) (0.38) (0.31) (0.25) (0.14) (0.37)
Net realized gains ................. (0.42) (1.04) — (0.09) (0.38) (1.67)
Total distributions ................... (0.51) (1.42) (0.31) (0.34) (0.52) (2.04)
Net asset value, end of period .......... $17.20 $16.53 $15.70 $14.36 $12.90 $16.05
Total return
d
....................... 7.11% 14.70% 11.55% 14.12% (16.37)% 12.05%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.85% 0.86% 0.87% 0.88% 0.87%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.86%
g
0.85%
g
0.86%
g
0.87%
g
0.88%
g,h
0.87%
g
Net investment income
c
............... 0.98% 1.83% 1.64% 1.77% 1.34% 1.01%
Supplemental data
Net assets, end of period (000’s) ........ $51,202 $48,519 $52,744 $52,883 $52,069 $69,211
Portfolio turnover rate ................ 17.74% 25.18% 37.85% 22.15% 33.29% 56.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.57 $15.73 $14.39 $12.92 $16.08 $16.17
Income from investment operations
a
:
Net investment income
b,c
............ 0.12 0.39 0.34 0.34 0.27 0.27
Net realized and unrealized gains (losses) 1.11 1.96 1.40 1.55 (2.83) 1.78
Total from investment operations ........ 1.23 2.35 1.74 1.89 (2.56) 2.05
Less distributions from:
Net investment income .............. (0.13) (0.47) (0.40) (0.33) (0.22) (0.47)
Net realized gains ................. (0.42) (1.04) — (0.09) (0.38) (1.67)
Total distributions ................... (0.55) (1.51) (0.40) (0.42) (0.60) (2.14)
Net asset value, end of period .......... $17.25 $16.57 $15.73 $14.39 $12.92 $16.08
Total return
d
....................... 7.42% 15.38% 12.15% 14.82% (15.91)% 12.74%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.33% 0.31% 0.31% 0.32% 0.33% 0.33%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.29% 0.29% 0.29% 0.30% 0.28%
g
0.30%
Net investment income
c
............... 1.39% 2.39% 2.23% 2.48% 1.97% 1.60%
Supplemental data
Net assets, end of period (000’s) ........ $6,031 $10,280 $13,412 $12,031 $6,065 $7,261
Portfolio turnover rate ................ 17.74% 25.18% 37.85% 22.15% 33.29% 56.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.59 $15.75 $14.41 $12.94 $16.10 $16.19
Income from investment operations
a
:
Net investment income
b,c
............ 0.12 0.39 0.33 0.30 0.25 0.27
Net realized and unrealized gains (losses) 1.10 1.95 1.40 1.58 (2.83) 1.76
Total from investment operations ........ 1.22 2.34 1.73 1.88 (2.58) 2.03
Less distributions from:
Net investment income .............. (0.12) (0.46) (0.39) (0.32) (0.20) (0.45)
Net realized gains ................. (0.42) (1.04) — (0.09) (0.38) (1.67)
Total distributions ................... (0.54) (1.50) (0.39) (0.41) (0.58) (2.12)
Net asset value, end of period .......... $17.27 $16.59 $15.75 $14.41 $12.94 $16.10
Total return
d
....................... 7.39% 15.29% 12.07% 14.71% (15.97)% 12.64%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.36% 0.36% 0.36% 0.37% 0.38% 0.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.36%
g
0.35% 0.36%
g
0.36% 0.38%
g,h
0.37%
Net investment income
c
............... 1.47% 2.39% 2.17% 2.24% 1.78% 1.55%
Supplemental data
Net assets, end of period (000’s) ........ $54,850 $54,554 $47,615 $42,895 $48,288 $78,346
Portfolio turnover rate ................ 17.74% 25.18% 37.85% 22.15% 33.29% 56.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.2%
Alternative Strategies 3.4%
a
Franklin BSP Lending Fund , Class R6 .................................... 4,218,700 $ 42,777,620
a
Franklin Systematic Style Premia ETF .................................... 650,198 18,003,983
60,781,603
Domestic Equity 51.8%
a
Franklin Growth Fund , Class R6 ........................................ 607,891 87,341,755
a
Franklin Small Cap Enhanced ETF ...................................... 1,039,400 32,161,634
a
Franklin U.S. Core Equity (IU) Fund ..................................... 19,782,315 422,748,079
a
Franklin U.S. Equity Index ETF ......................................... 917,550 59,916,015
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,370,767 107,303,641
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 926,478 81,928,448
a
Putnam Large Cap Value Fund , Class R6 ................................. 2,618,484 113,354,190
a
Putnam U.S. Research Fund , Class R6 ................................... 141,549 9,070,461
913,824,223
Domestic Fixed Income 26.2%
a
Franklin High Yield Corporate ETF ...................................... 765,445 18,592,659
a
Franklin Investment Grade Corporate ETF ................................. 5,179,348 111,045,221
a
Franklin U.S. Core Bond ETF .......................................... 10,913,441 233,547,637
a
Franklin U.S. Treasury Bond ETF ....................................... 4,907,672 99,527,588
462,713,105
Foreign Equity 12.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,739,483 61,851,049
a
Franklin FTSE Japan ETF ............................................. 515,800 20,503,050
a
Franklin International Core Equity (IU) Fund ............................... 4,897,908 73,762,494
iShares Core MSCI EAFE ETF ......................................... 157,747 15,235,205
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 1,188,599 42,908,438
214,260,236
Foreign Fixed Income 4.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 4,638,162 40,908,589
Vanguard Total International Bond ETF ................................... 844,925 40,919,718
81,828,307
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,275,813,574 ) ..............................................................
1,733,407,474
a a a a
Short Term Investments 2.1%
a
Money Market Funds 2.1%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 36,939,207 36,939,207
Total Money Market Funds (Cost $ 36,939,207 ) ..................................
36,939,207
Total Short Term Investments (Cost $ 36,939,207 ) ................................
36,939,207
a
Total Investments (Cost $ 1,312,752,781 ) 100.3% ................................
$1,770,346,681
Other Assets, less Liabilities (0.3) % ...........................................
(5,573,905)
Net Assets 100.0% ...........................................................
$1,764,772,776

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
See Abbreviations on page 77.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $37,769,972 $— $2,133,843,158
Cost - Controlled affiliates (Note 3 g ) ......................... — — 70,700,000
Cost - Non-controlled affiliates (Note 3f and 3g) ................. 695,476,662 597,904,869 252,197,661
Value - Unaffiliated issuers ................................ $38,642,169 $— $2,587,324,448
Value - Controlled affiliates (Note 3 g ) ......................... — — 71,157,535
Value - Non-controlled affiliates (Note 3f and 3g) ................ 841,184,825 1,028,122,612 261,804,317
Cash .................................................. 73,736 — 3,119,984
Receivables:
Investment securities sold ................................. 12,811,006 980,233 83,115,635
Capital shares sold ...................................... 414,593 655,588 721,748
Dividends and interest ................................... 269,365 — 11,930,291
European Union tax reclaims (Note 1 e ) ....................... — — 496,815
Affiliates .............................................. — 204 —
Deposits with brokers for:
OTC derivative contracts ................................ — — 1,367,000
Futures contracts ...................................... — — 17,907,517
Variation margin on futures contracts ......................... — — 1,279,659
Unrealized appreciation on OTC forward exchange contracts ........ — — 3,895,181
Total assets ........................................ 893,395,694 1,029,758,637 3,044,120,130
Liabilities:
Payables:
Investment securities purchased ............................ 15,623,081 — 84,839,462
Capital shares redeemed ................................. 1,972,835 811,926 1,812,729
Management & Asset allocation fees ......................... 177,902 — 1,344,248
Administrative fees ...................................... — 25,194 —
Distribution fees ........................................ 204,174 217,065 604,106
Transfer agent fees ...................................... 153,280 177,285 589,609
Trustees' fees and expenses ............................... 552 583 1,186
Distributions to shareholders ............................... 352,028 — —
Deposits from brokers for:
OTC derivative contracts ................................ — — 2,200,000
Unrealized depreciation on OTC forward exchange contracts ........ — — 3,641,548
Accrued expenses and other liabilities ......................... 66,118 27,615 228,887
Total liabilities ....................................... 18,549,970 1,259,668 95,261,775
Net assets, at value ............................... $874,845,724 $1,028,498,969 $2,948,858,355
Net assets consist of:
Paid-in capital ........................................... $737,219,764 $606,131,183 $2,232,872,860
Total distributable earnings (losses) ........................... 137,625,960 422,367,786 715,985,495
Net assets, at value ............................... $874,845,724 $1,028,498,969 $2,948,858,355

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Class A:
Net assets, at value ..................................... $743,039,009 $912,456,600 $2,725,605,655
Shares outstanding ...................................... 49,167,222 39,151,627 149,572,496
Net asset value per share
a,b
................................ $15.11 $23.31 $18.22
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $15.99 $24.67 $19.28
Class C:
Net assets, at value ..................................... $42,068,848 $36,567,531 $52,412,801
Shares outstanding ...................................... 2,861,181 1,651,780 2,927,293
Net asset value and maximum offering price per share
a,b
.......... $14.70 $22.14 $17.90
Class R:
Net assets, at value ..................................... $41,077,786 $2,225,263 $5,093,433
Shares outstanding ...................................... 2,733,282 96,023 279,011
Net asset value and maximum offering price per share
b
........... $15.03 $23.17 $18.26
Class R6:
Net assets, at value ..................................... $20,130,829 $4,048,044 $13,635,032
Shares outstanding ...................................... 1,334,662 172,273 720,669
Net asset value and maximum offering price per share
b
........... $15.08 $23.50 $18.92
Advisor Class:
Net assets, at value ..................................... $28,529,252 $73,201,531 $152,111,434
Shares outstanding ...................................... 1,887,853 3,116,881 8,257,492
Net asset value and maximum offering price per share
b
........... $15.11 $23.49 $18.42
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
Franklin Growth
Allocation Fund
Franklin
Moderate
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $29,473,664 $54,968,757
Cost - Controlled affiliates (Note 3 f ) ........................................... 321,461,061 266,560,504
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 705,986,816 991,223,520
Value - Unaffiliated issuers ................................................. $30,936,860 $56,154,923
Value - Controlled affiliates (Note 3 f ) .......................................... 573,881,700 516,760,762
Value - Non-controlled affiliates (Note 3 f ) ....................................... 983,521,992 1,197,430,996
Cash ................................................................... 29,611 145,782
Receivables:
Investment securities sold .................................................. 45,877,847 39,814,784
Capital shares sold ....................................................... 967,078 1,000,188
Dividends .............................................................. 1,164,928 738,319
Total assets ......................................................... 1,636,380,016 1,812,045,754
Liabilities:
Payables:
Investment securities purchased ............................................. 47,160,988 41,491,229
Capital shares redeemed .................................................. 2,351,635 4,027,979
Asset allocation fees ...................................................... 323,337 359,396
Distribution fees ......................................................... 371,587 414,144
Transfer agent fees ....................................................... 325,025 342,743
Trustees' fees and expenses ................................................ 429 774
Distributions to shareholders ................................................ 608,690 543,183
Accrued expenses and other liabilities .......................................... (10,260) 93,530
Total liabilities ........................................................ 51,131,431 47,272,978
Net assets, at value ................................................ $1,585,248,585 $1,764,772,776
Net assets consist of:
Paid-in capital ............................................................ $996,667,731 $1,277,367,705
Total distributable earnings (losses) ............................................ 588,580,854 487,405,071
Net assets, at value ................................................ $1,585,248,585 $1,764,772,776

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
Franklin Growth
Allocation Fund
Franklin
Moderate
Allocation Fund
Class A:
Net assets, at value ...................................................... $1,371,555,145 $1,564,870,228
Shares outstanding ....................................................... 59,730,086 90,722,097
Net asset value per share
a,b
................................................. $22.96 $17.25
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
............... $24.30 $18.25
Class C:
Net assets, at value ...................................................... $88,769,501 $87,819,918
Shares outstanding ....................................................... 4,079,873 5,343,730
Net asset value and maximum offering price per share
a,b
........................... $21.76 $16.43
Class R:
Net assets, at value ...................................................... $43,390,378 $51,201,792
Shares outstanding ....................................................... 1,929,789 2,976,368
Net asset value and maximum offering price per share
b
............................ $22.48 $17.20
Class R6:
Net assets, at value ...................................................... $11,404,894 $6,031,025
Shares outstanding ....................................................... 492,820 349,713
Net asset value and maximum offering price per share
b
............................ $23.14 $17.25
Advisor Class:
Net assets, at value ...................................................... $70,128,667 $54,849,813
Shares outstanding ....................................................... 3,027,151 3,175,264
Net asset value and maximum offering price per share
b
............................ $23.17 $17.27
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $–, $– and $1,214,476, respectively)
Unaffiliated issuers ...................................... $295,513 $— $18,839,056
Controlled affiliates (Note 3 g ) .............................. — — 2,650,520
Non-controlled affilia tes (Note 3f and 3g) ...................... 10,272,020 16,678 2,908,850
Interest:
Unaffiliated issuers ...................................... — — 17,115,040
Other incom e (Note 1d) .................................... — — 91,286
Total investment income ................................. 10,567,533 16,678 41,604,752
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 1,076,698 — 8,292,727
Administrative fees (Note 3 b ) ................................ — 151,127 —
Distribution fees: (Note 3c )
    Class A .............................................. 911,816 1,116,004 3,313,671
    Class C .............................................. 217,089 182,807 263,936
    Class R .............................................. 102,057 5,319 12,131
Transfer agent fees: (Note 3e )
    Class A .............................................. 316,085 396,174 1,219,525
    Class C .............................................. 18,814 16,196 24,228
    Class R .............................................. 17,689 944 2,236
    Class R6 ............................................. 3,596 1,936 2,155
Advisor Class .......................................... 12,380 31,873 64,631
Custodian fees .......................................... 3,860 — 45,086
Reports to shareholders fees ................................ 25,113 26,891 98,239
Registration and filing fees .................................. 41,917 43,542 49,296
Professional fees ......................................... 27,288 27,657 44,661
Trustees' fees and expenses ................................ 4,863 5,705 15,469
Other .................................................. 14,080 11,657 69,918
Total expenses ....................................... 2,793,345 2,017,832 13,517,909
Expenses waived/paid by affilia tes (Note 3f, 3g and 3h) ......... (14,631) (2,076) (253,967)
Net expenses ....................................... 2,778,714 2,015,756 13,263,942
Net investment income (loss) .......................... 7,788,819 (1,999,078) 28,340,810

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 2,218,843 — 233,647,549
Non-controlled affiliates (Note 3f and 3g) .................... 17,859,129 1,554,996 (121,956)
Foreign currency transactions .............................. — — (539,131)
Forward exchange contracts ............................... — — 4,080,402
Futures contracts ....................................... — — 7,975,225
Net realized gain (loss) ................................ 20,077,972 1,554,996 245,042,089
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (1,396,990) — (55,579,714)
Controlled affiliates (Note 3 g ) ............................. — — 249,267
Non-controlled affiliates (Note 3f and 3g) .................... 16,862,183 61,981,998 2,158,062
Translation of other assets and liabilities denominated in foreign currencies ........................................... — — (443,079)
Forward exchange contracts ............................... — — 2,394,299
Futures contracts ....................................... — — (953,778)
Net change in unrealized appreciation (depreciation) .......... 15,465,193 61,981,998 (52,174,943)
Net realized and unrealized gain (loss) .......................... 35,543,165 63,536,994 192,867,146
Net increase (decrease) in net assets resulting from operations ........ $43,331,984 $61,537,916 $221,207,956

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
Franklin Growth
Allocation Fund
Franklin
Moderate
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $261,947 $441,903
Controlled affiliates (Note 3 f ) ................................................ 2,070,524 1,933,791
Non-controlled affiliates (Note 3 f ) ............................................ 7,025,061 13,371,631
Total investment income .................................................. 9,357,532 15,747,325
Expenses:
Asset allocation fees (Note 3 a ) ................................................ 1,899,273 2,146,375
Distribution fees: (Note 3c )
    Class A ............................................................... 1,641,155 1,900,197
    Class C ............................................................... 437,737 439,568
    Class R ............................................................... 104,857 121,702
Transfer agent fees: (Note 3e )
    Class A ............................................................... 680,373 700,713
    Class C ............................................................... 45,353 40,510
    Class R ............................................................... 21,732 22,442
    Class R6 .............................................................. 3,676 2,151
    Advisor Class ........................................................... 33,907 24,588
Custodian fees ........................................................... 8,891 8,319
Reports to shareholders fees ................................................. 38,230 42,277
Registration and filing fees ................................................... 55,478 46,257
Professional fees .......................................................... 27,666 27,419
Trustees' fees and expenses ................................................. 8,051 9,385
Other ................................................................... 17,640 18,782
Total expenses ........................................................ 5,024,019 5,550,685
Expenses waived/paid by affiliates (Note 3 f and 3 h ) ............................. (27,509) (29,087)
Net expenses ........................................................ 4,996,510 5,521,598
Net investment income ............................................... 4,361,022 10,225,727
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 6,217,710 5,962,875
Controlled affiliates (Note 3 f ) .............................................. 16,271,384 2,124,990
Non-controlled affiliates (Note 3 f ) ........................................... 45,635,086 55,068,098
Net realized gain (loss) ................................................. 68,124,180 63,155,963
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (3,958,592) (3,856,322)
Controlled affiliates (Note 3 f ) .............................................. 42,112,109 46,789,389
Non-controlled affiliates (Note 3 f ) ........................................... 27,738,659 4,975,021
Net change in unrealized appreciation (depreciation) ........................... 65,892,176 47,908,088
Net realized and unrealized gain (loss) ........................................... 134,016,356 111,064,051
Net increase (decrease) in net assets resulting from operations ......................... $138,377,378 $121,289,778

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
Franklin Conservative Allocation Fund Franklin Corefolio Allocation Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $7,788,819 $22,347,942 $(1,999,078) $3,352,119
Net realized gain (loss) ............ 20,077,972 33,137,638 1,554,996 120,113,652
Net change in unrealized appreciation
(depreciation) ................. 15,465,193 42,461,922 61,981,998 9,474,369
Net increase (decrease) in net
assets resulting from operations . 43,331,984 97,947,502 61,537,916 132,940,140
Distributions to shareholders:
Class A ........................ (17,643,322) (43,353,250) (96,901,739) (65,212,620)
Class C ........................ (880,575) (2,468,745) (4,088,829) (2,829,481)
Class R ........................ (933,274) (2,334,006) (234,600) (144,450)
Class R6 ....................... (503,851) (901,295) (421,497) (265,065)
Advisor Class ................... (709,935) (1,797,909) (7,828,905) (5,224,447)
Total distributions to shareholders ..... (20,670,957) (50,855,205) (109,475,570) (73,676,063)
Capital share transactions: (Note 2 )
Class A ........................ (11,694,627) (36,702,956) 44,237,641 (11,771,776)
Class C ........................ (4,505,942) (8,774,783) 6,920 (4,350,953)
Class R ........................ (1,076,036) (941,200) 211,378 (269,867)
Class R6 ....................... (143,262) 12,689,567 (70,039) 248,929
Advisor Class ................... (1,355,977) 1,864,525 3,146,015 1,410,167
Total capital share transactions ....... (18,775,844) (31,864,847) 47,531,915 (14,733,500)
Net increase (decrease) in net
assets ..................... 3,885,183 15,227,450 (405,739) 44,530,577
Net assets:
Beginning of period ................ 870,960,541 855,733,091 1,028,904,708 984,374,131
End of period ..................... $874,845,724 $870,960,541 $1,028,498,969 $1,028,904,708

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
Franklin Global Allocation Fund Franklin Growth Allocation Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $28,340,810 $52,929,192 $4,361,022 $21,348,052
Net realized gain (loss) ............ 245,042,089 85,720,422 68,124,180 99,811,914
Net change in unrealized appreciation
(depreciation) ................. (52,174,943) 268,447,910 65,892,176 111,785,780
Net increase (decrease) in net
assets resulting from operations . 221,207,956 407,097,524 138,377,378 232,945,746
Distributions to shareholders:
Class A ........................ (57,470,776) (128,890,429) (45,026,779) (111,240,450)
Class C ........................ (1,122,642) (2,547,180) (2,876,059) (7,598,471)
Class R ........................ (106,864) (212,591) (1,405,536) (3,672,895)
Class R6 ....................... (273,164) (318,660) (385,872) (1,216,879)
Advisor Class ................... (3,111,434) (6,695,355) (2,369,311) (5,398,931)
Total distributions to shareholders ..... (62,084,880) (138,664,215) (52,063,557) (129,127,626)
Capital share transactions: (Note 2 )
Class A ........................ (67,968,579) (124,796,384) 1,556,031 35,217,068
Class C ........................ (5,282,444) (12,997,548) (5,286,820) (7,098,011)
Class R ........................ 316,911 (603,392) (1,274,911) (457,363)
Class R6 ....................... 6,254,566 1,123,066 (4,099,097) 2,992,971
Advisor Class ................... 8,392,160 6,312,877 3,834,957 5,908,463
Total capital share transactions ....... (58,287,386) (130,961,381) (5,269,840) 36,563,128
Net increase (decrease) in net
assets ..................... 100,835,690 137,471,928 81,043,981 140,381,248
Net assets:
Beginning of period ................ 2,848,022,665 2,710,550,737 1,504,204,604 1,363,823,356
End of period ..................... $2,948,858,355 $2,848,022,665 $1,585,248,585 $1,504,204,604

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
Franklin Moderate Allocation Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,225,727 $34,685,062
Net realized gain (loss) ................................................. 63,155,963 96,343,136
Net change in unrealized appreciation (depreciation) ........................... 47,908,088 102,183,677
Net increase (decrease) in net assets resulting from operations ................ 121,289,778 233,211,875
Distributions to shareholders:
Class A ............................................................. (46,214,831) (128,760,815)
Class C ............................................................. (2,420,268) (7,678,708)
Class R ............................................................. (1,455,191) (4,322,606)
Class R6 ............................................................ (186,175) (935,554)
Advisor Class ........................................................ (1,677,290) (4,710,100)
Total distributions to shareholders .......................................... (51,953,755) (146,407,783)
Capital share transactions: (Note 2 )
Class A ............................................................. (12,726,613) 5,512,598
Class C ............................................................. (6,713,477) (12,442,496)
Class R ............................................................. 757,267 (7,100,950)
Class R6 ............................................................ (4,589,893) (3,780,911)
Advisor Class ........................................................ (1,783,013) 4,353,715
Total capital share transactions ............................................ (25,055,729) (13,458,044)
Net increase (decrease) in net assets ................................... 44,280,294 73,346,048
Net assets:
Beginning of period ..................................................... 1,720,492,482 1,647,146,434
End of period .......................................................... $1,764,772,776 $1,720,492,482

Franklin Fund Allocator Series
55
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, five of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
56
franklintempleton.com
Semiannual Report
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At June 30, 2026, certain or all Funds had OTC derivatives
in a net liability position by counterparty and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
Net Liability
Position
Aggregate
Value of
Collateral
Pledged
Franklin Global Allocation Fund $1,718,212 $1,681,677
1. Organization and Significant Accounting Policies
(continued)

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sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
See Note 7  regarding other derivative information.
d. Investments in FGAF Holdings Corporation (FT
Subsidiary)
FT Subsidiary, a wholly-owned subsidiary of Franklin Global
Allocation Fund, is expected to commence operations on or
about September 30, 2026. Franklin Global Allocation Fund
may invest in certain financial instruments and commodity-
linked derivative investments through its investments in FT
Subsidiary. FT Subsidiary is a Cayman Islands exempted
company with limited liability and is able to invest in certain financial instruments and commodity-linked derivative
investments consistent with the investment objective of
Franklin Global Allocation Fund.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

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income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Corefolio Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
................................... 2,298,164 $34,561,049 1,343,113 $33,022,698
Shares issued in reinvestment of distributions .......... 1,148,141 17,275,119 4,077,099 95,322,560
Shares redeemed ............................... (4,236,690) (63,530,795) (3,414,459) (84,107,617)
Net increase (decrease) .......................... (790,385) $(11,694,627) 2,005,753 $44,237,641
Year ended December 31, 2025
Shares sold
a
................................... 4,488,960 $64,947,588 2,610,505 $61,688,301
Shares issued in reinvestment of distributions .......... 2,902,516 42,447,120 2,772,637 64,157,495
Shares redeemed ............................... (9,966,158) (144,097,664) (5,831,375) (137,617,572)
Net increase (decrease) .......................... (2,574,682) $(36,702,956) (448,233) $(11,771,776)
Class C
Class C Shares:
Six Months ended June 30, 2026
Shares sold ................................... 220,889 $3,230,738 123,344 $2,904,595
Shares issued in reinvestment of distributions .......... 59,445 872,256 183,310 4,073,147
Shares redeemed
a
.............................. (589,189) (8,608,936) (296,066) (6,970,822)
Net increase (decrease) .......................... (308,855) $(4,505,942) 10,588 $6,920
Year ended December 31, 2025
Shares sold ................................... 331,697 $4,683,062 216,356 $4,915,093
Shares issued in reinvestment of distributions .......... 171,634 2,444,500 127,676 2,820,060
Shares redeemed
a
.............................. (1,130,192) (15,902,345) (532,448) (12,086,106)
Net increase (decrease) .......................... (626,861) $(8,774,783) (188,416) $(4,350,953)
Class R
Class R Shares:
Six Months ended June 30, 2026
Shares sold ................................... 219,350 $3,270,053 3,982 $97,459
Shares issued in reinvestment of distributions .......... 62,013 928,696 10,090 234,600
Shares redeemed ............................... (353,586) (5,274,785) (5,069) (120,681)
Net increase (decrease) .......................... (72,223) $(1,076,036) 9,003 $211,378
Year ended December 31, 2025
Shares sold ................................... 517,169 $7,407,799 4,868 $115,287
Shares issued in reinvestment of distributions .......... 159,700 2,323,315 6,281 144,450
Shares redeemed ............................... (743,518) (10,672,314) (22,009) (529,604)
Net increase (decrease) .......................... (66,649) $(941,200) (10,860) $(269,867)
Class R6

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Franklin Conservative Allocation
Fund
Franklin Corefolio Allocation
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold ................................... 271,419 $4,012,192 30,210 $766,157
Shares issued in reinvestment of distributions .......... 33,577 503,851 17,834 420,341
Shares redeemed ............................... (310,874) (4,659,305) (48,972) (1,256,537)
Net increase (decrease) .......................... (5,878) $(143,262) (928) $(70,039)
Year ended December 31, 2025
Shares sold ................................... 1,235,757 $18,108,392 51,957 $1,255,068
Shares issued in reinvestment of distributions .......... 61,167 901,295 11,271 263,985
Shares redeemed ............................... (437,281) (6,320,120) (54,556) (1,270,124)
Net increase (decrease) .......................... 859,643 $12,689,567 8,672 $248,929
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2026
Shares sold ................................... 176,797 $2,656,125 189,379 $4,661,415
Shares issued in reinvestment of distributions .......... 46,299 696,206 308,721 7,273,470
Shares redeemed ............................... (317,432) (4,708,308) (356,885) (8,788,870)
Net increase (decrease) .......................... (94,336) $(1,355,977) 141,215 $3,146,015
Year ended December 31, 2025
Shares sold ................................... 623,728 $8,960,028 387,888 $9,073,113
Shares issued in reinvestment of distributions .......... 117,939 1,725,405 205,345 4,793,891
Shares redeemed ............................... (608,252) (8,820,908) (533,663) (12,456,837)
Net increase (decrease) .......................... 133,415 $1,864,525 59,570 $1,410,167
Franklin Global Allocation Fund Franklin Growth Allocation Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
................................... 3,180,264 $56,693,332 3,082,286 $69,097,654
Shares issued in reinvestment of distributions .......... 3,008,906 55,032,879 1,945,980 44,610,458
Shares redeemed ............................... (10,092,825) (179,694,790) (4,984,212) (112,152,081)
Net increase (decrease) .......................... (3,903,655) $(67,968,579) 44,054 $1,556,031
Year ended December 31, 2025
Shares sold
a
................................... 5,615,682 $92,698,951 5,730,620 $120,278,190
Shares issued in reinvestment of distributions .......... 7,371,787 123,487,530 5,217,918 110,108,792
Shares redeemed ............................... (20,689,233) (340,982,865) (9,279,634) (195,169,914)
Net increase (decrease) .......................... (7,701,764) $(124,796,384) 1,668,904 $35,217,068
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin Global Allocation Fund Franklin Growth Allocation Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2026
Shares sold ................................... 214,823 $3,742,604 313,064 $6,651,269
Shares issued in reinvestment of distributions .......... 61,607 1,107,082 131,917 2,865,636
Shares redeemed
a
.............................. (579,537) (10,132,130) (694,660) (14,803,725)
Net increase (decrease) .......................... (303,107) $(5,282,444) (249,679) $(5,286,820)
Year ended December 31, 2025
Shares sold ................................... 503,869 $8,191,591 615,466 $12,261,432
Shares issued in reinvestment of distributions .......... 153,342 2,523,027 378,157 7,570,528
Shares redeemed
a
.............................. (1,469,748) (23,712,166) (1,353,246) (26,929,971)
Net increase (decrease) .......................... (812,537) $(12,997,548) (359,623) $(7,098,011)
Class R
Class R Shares:
Six Months ended June 30, 2026
Shares sold ................................... 25,691 $455,765 88,796 $1,943,224
Shares issued in reinvestment of distributions .......... 5,808 106,412 62,376 1,400,560
Shares redeemed ............................... (13,696) (245,266) (209,874) (4,618,695)
Net increase (decrease) .......................... 17,803 $316,911 (58,702) $(1,274,911)
Year ended December 31, 2025
Shares sold ................................... 25,410 $415,037 265,441 $5,491,662
Shares issued in reinvestment of distributions .......... 12,638 211,690 177,247 3,662,025
Shares redeemed ............................... (74,651) (1,230,119) (462,179) (9,611,050)
Net increase (decrease) .......................... (36,603) $(603,392) (19,491) $(457,363)
Class R6
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold ................................... 405,776 $7,699,225 76,416 $1,784,922
Shares issued in reinvestment of distributions .......... 9,605 182,312 16,698 385,872
Shares redeemed ............................... (86,379) (1,626,971) (277,385) (6,269,891)
Net increase (decrease) .......................... 329,002 $6,254,566 (184,271) $(4,099,097)
Year ended December 31, 2025
Shares sold ................................... 183,050 $3,166,733 290,984 $6,187,604
Shares issued in reinvestment of distributions .......... 17,876 311,694 57,085 1,216,879
Shares redeemed ............................... (139,735) (2,355,361) (208,974) (4,411,512)
Net increase (decrease) .......................... 61,191 $1,123,066 139,095 $2,992,971
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Franklin Global Allocation Fund Franklin Growth Allocation Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2026
Shares sold ................................... 933,683 $16,955,538 277,148 $6,304,741
Shares issued in reinvestment of distributions .......... 157,817 2,916,449 94,220 2,179,914
Shares redeemed ............................... (637,952) (11,479,827) (203,940) (4,649,698)
Net increase (decrease) .......................... 453,548 $8,392,160 167,428 $3,834,957
Year ended December 31, 2025
Shares sold ................................... 1,454,326 $24,262,756 578,391 $12,257,734
Shares issued in reinvestment of distributions .......... 368,441 6,246,133 227,967 4,858,344
Shares redeemed ............................... (1,458,185) (24,196,012) (527,538) (11,207,615)
Net increase (decrease) .......................... 364,582 $6,312,877 278,820 $5,908,463
Franklin Moderate Allocation
Fund
Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
................................... 3,855,975 $65,479,664
Shares issued in reinvestment of distributions .......... 2,657,415 45,683,030
Shares redeemed ............................... (7,281,911) (123,889,307)
Net increase (decrease) .......................... (768,521) $(12,726,613)
Year ended December 31, 2025
Shares sold
a
................................... 7,403,406 $120,651,800
Shares issued in reinvestment of distributions .......... 7,811,860 127,272,357
Shares redeemed ............................... (14,885,033) (242,411,559)
Net increase (decrease) .......................... 330,233 $5,512,598
Class C
Class C Shares:
Six Months ended June 30, 2026
Shares sold ................................... 376,761 $6,103,760
Shares issued in reinvestment of distributions .......... 146,359 2,403,770
Shares redeemed
a
.............................. (939,005) (15,221,007)
Net increase (decrease) .......................... (415,885) $(6,713,477)
Year ended December 31, 2025
Shares sold ................................... 809,262 $12,614,674
Shares issued in reinvestment of distributions .......... 491,144 7,632,091
Shares redeemed
a
.............................. (2,109,207) (32,689,261)
Net increase (decrease) .......................... (808,801) $(12,442,496)
Class R
2. Shares of Beneficial Interest
(continued)

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Franklin Moderate Allocation
Fund
Shares Amount
Class R Shares:
Six Months ended June 30, 2026
Shares sold ................................... 187,077 $3,191,235
Shares issued in reinvestment of distributions .......... 84,523 1,450,363
Shares redeemed ............................... (230,554) (3,884,331)
Net increase (decrease) .......................... 41,046 $757,267
Year ended December 31, 2025
Shares sold ................................... 407,473 $6,589,631
Shares issued in reinvestment of distributions .......... 265,782 4,310,413
Shares redeemed ............................... (1,098,117) (18,000,994)
Net increase (decrease) .......................... (424,862) $(7,100,950)
Class R6
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold ................................... 20,901 $360,058
Shares issued in reinvestment of distributions .......... 10,840 186,175
Shares redeemed ............................... (302,570) (5,136,126)
Net increase (decrease) .......................... (270,829) $(4,589,893)
Year ended December 31, 2025
Shares sold ................................... 56,530 $920,213
Shares issued in reinvestment of distributions .......... 57,470 935,554
Shares redeemed ............................... (346,135) (5,636,678)
Net increase (decrease) .......................... (232,135) $(3,780,911)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2026
Shares sold ................................... 441,410 $7,538,673
Shares issued in reinvestment of distributions .......... 96,236 1,655,003
Shares redeemed ............................... (650,340) (10,976,689)
Net increase (decrease) .......................... (112,694) $(1,783,013)
Year ended December 31, 2025
Shares sold ................................... 1,015,344 $16,628,378
Shares issued in reinvestment of distributions .......... 274,046 4,475,621
Shares redeemed ............................... (1,024,196) (16,750,284)
Net increase (decrease) .......................... 265,194 $4,353,715
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin Corefolio Allocation Fund and Franklin Global Allocation Fund, pay an asset allocation fee to
Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin Global Allocation Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.580% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of Advisers, provides subadvisory services to the Franklin Global Allocation
Fund. The subadvisory fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Franklin Corefolio Allocation Fund pays an administrative fee to FT Services of 0.03% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund's investment in the
Underlying Funds.
Under an agreement with Advisers, FT Services provides administrative services to Franklin Global Allocation Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Under an agreement with Advisers, FT Services provides administrative services to the Funds, except for Franklin Corefolio
Allocation Fund and Franklin Global Allocation Fund and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Corp. (FTIC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC ( Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.600% Up to and including $1 billion
0.570% Over $1 billion, up to and including $5 billion
0.550% In excess of $5 billion

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cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares, for Franklin Corefolio Allocation Fund and Franklin
Global Allocation Fund, until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Class A ............................... 0.25% 0.35% 0.35% 0.25%
Class C ............................... 1.00% 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50% 0.50%
Franklin
Moderate
Allocation Fund
Class A ............................... 0.25%
Class C ............................... 1.00%
Class R ............................... 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $15,384 $33,861 $32,950 $70,204
CDSC retained ........................... $9,865 $3,396 $6,717 $9,065
Franklin
Moderate
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $59,114
CDSC retained ........................... $13,343
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly,
25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees, if any, paid by the Funds are waived on assets invested in the Underlying Funds, as noted in the Statements of Operations, in an amount not to exceed the administrative fees, if applicable, paid directly or indirectly by the Underlying Funds. Asset allocation fees paid by the Funds, if any, are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of
Operations, in an amount not to exceed the asset allocation fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended June 30, 2026, were as follows::
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $158,442 $203,420 $446,866 $364,800
Franklin
Moderate
Allocation Fund
Transfer agent fees ........................ $333,475
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 32,764,862 $ 3,259,782 $ (2,258,602) $ (483,745) $ 161,750 $ 33,444,047 3,791,842 $ 882,154
ClearBridge International Growth
Fund, Class IS ............ 5,931,474 — (6,212,105) 1,333,835 (1,053,204) — — —
Franklin BSP Lending Fund, Class
R6 ..................... 20,464,829 1,100,000 — — 76,727 21,641,556 2,134,276 806,118
3. Transactions with Affiliates
(continued)

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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 20,947,263 $ 755,543 $ (5,156,431) $ 538,100 $ 3,997,458 $ 21,081,933 1,274,603 $ 61,229
Franklin FTSE Japan ETF ..... — 12,099,261 (4,639,867) (445,827) (29,492) 6,984,075 175,700 29,625
Franklin Growth Fund, Class R6 . 44,694,914 10,429 (16,934,070) 8,166,406 (6,215,634) 29,722,045 206,863 —
Franklin High Yield Corporate ETF 16,612,723 468,144 (1,796,089) 4,745 (89,910) 15,199,613 625,756 414,725
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 4,081,251 51,863,915 (36,142,537) — — 19,802,629 19,802,629 277,473
Franklin International Core Equity
(IU) Fund ................ 39,425,816 2,857,448 (20,327,399) 4,705,793 (1,536,041) 25,125,617 1,668,368 88,945
Franklin Investment Grade
Corporate ETF ............ 96,520,550 4,861,093 (9,673,634) (278,725) (647,521) 90,781,763 4,234,224 1,757,661
Franklin Small Cap Enhanced ETF — 10,317,456 (196,458) 3,869 820,269 10,945,136 353,725 18,688
Franklin Systematic Style Premia
ETF .................... 8,956,348 — — — 259,604 9,215,952 332,826 —
Franklin U.S. Core Bond ETF ... 197,834,539 17,063,855 (21,686,610) (3,698,447) 1,416,778 190,930,115 8,921,968 3,532,501
Franklin U.S. Core Equity (IU) Fund 139,881,820 6,115,886 (13,461,269) 490,837 10,839,651 143,866,925 6,732,191 582,333
Franklin U.S. Equity Index ETF . 15,039,034 14,116,581 (10,499,434) 1,059,211 674,402 20,389,794 312,248 78,974
Franklin U.S. Large Cap Multifactor
Index ETF ............... 32,947,488 5,723,722 (6,483,917) 698,280 3,632,204 36,517,777 466,502 167,843
Franklin U.S. Treasury Bond ETF 100,002,127 4,858,144 (22,717,239) (809,975) 32,797 81,365,854 4,012,123 1,481,534
Putnam Large Cap Growth Fund,
Class R6 ................ 16,071,030 12,333,619 (2,813,227) (72,012) 2,360,102 27,879,512 315,272 —
Putnam Large Cap Value Fund,
Class R6 ................ 37,129,758 3,267,155 (5,327,990) 51,006 3,458,223 38,578,152 891,156 92,217
Putnam U.S. Research Fund, Class
R6 ..................... — 3,086,970 — — — 3,086,970 48,174 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 13,714,822 2,497,901 (6,223,691) 1,221,548 3,414,780 14,625,360 405,135 —
Templeton Foreign Fund, Class R6 9,134,536 — (9,798,006) 5,374,230 (4,710,760) — — —
Total Non-Controlled Affiliates $852,155,184 $156,656,904 $(202,348,575) $17,859,129 $16,862,183 $841,184,825 $10,272,020
Total Affiliated Securities .... $852,155,184 $156,656,904 $(202,348,575) $17,859,129 $16,862,183 $841,184,825 $10,272,020
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 262,475,829 292,986 (16,573,438) 316,843 13,967,001 260,479,221 1,812,912 —
Franklin Growth Opportunities
Fund, Class R6 ............ 259,326,322 301,434 (16,419,947) 264,723 26,879,388 270,351,920 4,503,614 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. $ 606,021 $ 34,783,418 $ (34,839,459) $ — $ — $ 549,980 549,980 $ 16,678
Franklin Mutual Shares Fund, Class
R6 ..................... 244,689,261 269,471 (15,525,702) 487,163 10,546,431 240,466,624 8,889,709 —
Templeton Growth Fund, Inc., Class
R6 ..................... 261,319,545 285,538 (16,405,661) 486,267 10,589,178 256,274,867 8,631,690 —
Total Non-Controlled Affiliates $1,028,416,978 $35,932,847 $(99,764,207) $1,554,996 $61,981,998 $1,028,122,612 $16,678
Total Affiliated Securities .... $1,028,416,978 $35,932,847 $(99,764,207) $1,554,996 $61,981,998 $1,028,122,612 $16,678
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 69,043,880 2,543,930 (14,105,906) 1,270,218 14,123,795 72,875,917 4,406,041 206,661
Franklin International Core Equity
(IU) Fund ................ 129,934,885 8,774,539 (62,702,578) 14,602,481 (3,783,102) 86,826,225 5,765,354 300,336
Franklin Small Cap Enhanced ETF — 35,321,963 (313,817) 7,485 2,853,348 37,868,979 1,223,850 65,243
Franklin U.S. Core Equity (IU) Fund 354,649,400 12,563,377 (20,211,466) 391,200 28,918,068 376,310,579 17,609,292 1,498,284
Total Controlled Affiliates .... $553,628,165 $59,203,809 $(97,333,767) $16,271,384 $42,112,109 $573,881,700 $2,070,524
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 13,677,080 1,344,931 (1,921,066) 12,059 (114,651) 12,998,353 1,473,736 354,006
ClearBridge International Growth
Fund, Class IS ............ 19,550,334 121,531 (20,622,639) 4,448,170 (3,497,396) — — —
Franklin BSP Lending Fund, Class
R6 ..................... 35,207,380 2,200,000 — — 130,791 37,538,171 3,701,989 1,398,245
Franklin FTSE Japan ETF ..... — 41,224,377 (15,526,405) (1,526,036) (37,724) 24,134,212 607,150 103,820
Franklin Growth Fund, Class R6 . 147,209,916 — (50,890,500) 23,166,931 (16,637,036) 102,849,311 715,822 —
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 10,186,394 79,555,528 (56,028,939) — — 33,712,983 33,712,983 494,081
Franklin Investment Grade
Corporate ETF ............ 41,820,158 4,702,638 (10,276,510) (238,365) (136,185) 35,871,736 1,673,122 728,084
Franklin Systematic Style Premia
ETF .................... 15,065,079 — — — 436,669 15,501,748 559,832 —
Franklin U.S. Core Bond ETF ... 85,989,390 9,502,934 (20,362,559) (315,960) (458,692) 74,355,113 3,474,538 1,440,368
Franklin U.S. Equity Index ETF . 154,736,047 46,197,558 (24,745,998) (409,118) 16,481,036 192,259,525 2,944,250 929,631
Franklin U.S. Large Cap Multifactor
Index ETF ............... 108,537,918 19,907,373 (16,822,291) 1,407,175 13,315,780 126,345,955 1,614,026 582,365
Franklin U.S. Treasury Bond ETF 43,611,012 4,884,950 (11,311,950) (73,391) (338,560) 36,772,061 1,813,218 682,978
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Growth Fund,
Class R6 ................ $ 52,945,805 $ 40,591,056 $ (4,820,679) $ (116,646) $ 7,875,801 $ 96,475,337 1,090,980 $ —
Putnam Large Cap Value Fund,
Class R6 ................ 122,323,426 14,080,799 (14,929,062) 59,971 11,935,461 133,470,595 3,083,174 311,483
Putnam U.S. Research Fund, Class
R6 ..................... — 10,680,164 — — — 10,680,164 166,669 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 45,199,973 8,552,544 (18,956,805) 3,213,315 12,547,701 50,556,728 1,400,463 —
Templeton Foreign Fund, Class R6 30,103,793 17,269 (32,363,707) 16,006,981 (13,764,336) — — —
Total Non-Controlled Affiliates $926,163,705 $283,563,652 $(299,579,110) $45,635,086 $27,738,659 $983,521,992 $7,025,061
Total Affiliated Securities .... $1,479,791,870 $342,767,461 $(396,912,877) $61,906,470 $69,850,768 $1,557,403,692 $9,095,585
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 60,355,134 1,511,556 (13,278,836) 1,281,108 11,982,087 61,851,049 3,739,483 178,459
Franklin Small Cap Enhanced ETF — 30,168,504 (440,653) 8,733 2,425,050 32,161,634 1,039,400 55,294
Franklin U.S. Core Equity (IU) Fund 402,891,875 17,694,090 (31,055,287) 835,149 32,382,252 422,748,079 19,782,315 1,700,038
Total Controlled Affiliates .... $463,247,009 $49,374,150 $(44,774,776) $2,124,990 $46,789,389 $516,760,762 $1,933,791
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 40,007,637 4,605,447 (3,311,570) (227,005) (165,920) 40,908,589 4,638,162 1,081,226
ClearBridge International Growth
Fund, Class IS ............ 17,090,865 76,505 (17,988,357) 3,877,060 (3,056,073) — — —
Franklin BSP Lending Fund, Class
R6 ..................... 40,426,161 2,200,000 — — 151,459 42,777,620 4,218,700 1,593,407
Franklin FTSE Japan ETF ..... — 35,548,958 (13,676,020) (1,322,584) (47,304) 20,503,050 515,800 87,814
Franklin Growth Fund, Class R6 . 128,727,820 — (47,071,606) 22,228,853 (16,543,312) 87,341,755 607,891 —
Franklin High Yield Corporate ETF 20,283,250 1,029,271 (2,612,658) 3,299 (110,503) 18,592,659 765,445 507,963
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 8,403,989 91,568,353 (63,033,135) — — 36,939,207 36,939,207 550,416
Franklin International Core Equity
(IU) Fund ................ 113,588,714 7,756,063 (56,887,904) 13,327,004 (4,021,383) 73,762,494 4,897,908 259,356
Franklin Investment Grade
Corporate ETF ............ 117,853,355 8,676,103 (14,356,662) (343,081) (784,494) 111,045,221 5,179,348 2,151,837
Franklin Systematic Style Premia
ETF .................... 17,496,828 — — — 507,155 18,003,983 650,198 —
Franklin U.S. Core Bond ETF ... 241,557,002 23,205,287 (28,468,969) (4,855,749) 2,110,066 233,547,637 10,913,441 4,326,527
Franklin U.S. Equity Index ETF . 43,316,588 42,580,611 (31,047,306) 3,067,493 1,998,629 59,916,015 917,550 233,478
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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g. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended June 30, 2026, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Large Cap Multifactor
Index ETF ............... $ 94,901,816 $ 15,799,389 $ (16,078,840) $ 1,792,555 $ 10,888,721 $ 107,303,641 1,370,767 $ 495,493
Franklin U.S. Treasury Bond ETF 122,101,633 8,597,294 (30,240,600) (860,434) (70,305) 99,527,588 4,907,672 1,814,910
Putnam Large Cap Growth Fund,
Class R6 ................ 46,287,826 35,189,703 (6,249,343) (113,966) 6,814,228 81,928,448 926,478 —
Putnam Large Cap Value Fund,
Class R6 ................ 106,949,900 9,787,412 (13,680,637) 119,020 10,178,495 113,354,190 2,618,484 269,204
Putnam U.S. Research Fund, Class
R6 ..................... — 9,070,461 — — — 9,070,461 141,549 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 39,512,578 7,467,210 (17,635,490) 3,281,147 10,282,993 42,908,438 1,188,599 —
Templeton Foreign Fund, Class R6 26,316,549 — (28,253,604) 15,094,486 (13,157,431) — — —
Total Non-Controlled Affiliates $1,224,822,511 $303,158,067 $(390,592,701) $55,068,098 $4,975,021 $1,197,430,996 $13,371,631
Total Affiliated Securities .... $1,688,069,520 $352,532,217 $(435,367,477) $57,193,088 $51,764,410 $1,714,191,758 $15,305,422
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Controlled Affiliates
Dividends
Franklin BSP Lending Fund,
Class R6 ............... $ 66,908,268 $ 4,000,000 $ — $ — $ 249,267 $ 71,157,535 7,017,508 $ 2,650,520
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $ — $ 45,000,000 $ — $ — $ (185,326) $ 44,814,674 3,976,457 $ 532,374
Franklin BSP Private Credit
Fund, Class Advisor ........ 21,857,337 — (3,900,052) (121,956) 1,131,964 18,967,293 1,865,024 678,232
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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h. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth
Allocation Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45% based on the average net assets of each class until April 30,
2027. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Global Allocation Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.70% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2027.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund (continued)
Franklin FTSE India ETF ..... $ 6,369,280 $ — $ — $ — $ (498,451) $ 5,870,829 165,050 $ —
Franklin High Yield Corporate
ETF ................... 5,005,075 — — — (25,625) 4,979,450 205,000 130,546
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ 72,376,533 542,980,450 (489,795,162) — — 125,561,821 125,561,821 1,567,698
Franklin Systematic Style Premia
ETF ................... 59,874,750 — — — 1,735,500 61,610,250 2,225,000 —
Total Non-Controlled Affiliates $165,482,975 $ 587,980,450 $ (493,695,214) $ (121,956) $ 2,158,062 $261,804,317 $ 2,908,850
Total Affiliated Securities ... $232,391,243 $591,980,450 $(493,695,214) $(121,956) $2,407,329 $332,961,852 $5,559,370
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
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4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, tax straddles and regulated investment companies.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, were as follows:
6. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Global Allocation Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
a a a a a
Cost of investments ....................... $762,725,602 $605,303,585 $2,477,653,126 $1,068,532,311
Unrealized appreciation ..................... $159,309,249 $430,217,743 $534,017,903 $531,683,694
Unrealized depreciation ..................... (42,207,857) (7,398,716) (92,084,874) (11,875,453)
Net unrealized appreciation (depreciation) ....... $117,101,392 $422,819,027 $441,933,029 $519,808,241
Franklin
Moderate
Allocation Fund
a a
Cost of investments .......................................................................... $1,347,137,355
Unrealized appreciation ........................................................................ $465,899,268
Unrealized depreciation ........................................................................ (42,689,942)
Net unrealized appreciation (depreciation) .......................................................... $423,209,326
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $131,202,236 $1,149,429 $1,323,754,719 $290,131,772
Sales .................................. $173,811,270 $64,924,748 $1,487,448,818 $362,802,655
Franklin
Moderate
Allocation Fund
Purchases ................................................................................. $303,213,906
Sales ..................................................................................... $392,838,547

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economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the
VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the
Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
7. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the period ended June 30, 2026, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of futures contracts and the average month end contract value for forward exchange contracts were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Global Allocation Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 3,895,181 Unrealized depreciation on OTC
forward exchange contracts
$ 3,641,548
Equity contracts ...........
Variation margin on futures
contracts
737,177
a
Variation margin on futures
contracts
1,690,955
a
Total .................... $4,632,358 $5,332,503
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Global Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $4,080,402 Forward exchange contracts $2,394,299
Equity contracts ..............
Futures contracts 7,975,225 Futures contracts (953,778)
Total ....................... $12,055,627 $1,440,521
6. Concentration of Risk
(continued)

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See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2026, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Franklin Global
Allocation Fund
Futures contracts ............................................................................ $126,094,531
Forward exchange contracts .................................................................... 376,621,997
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ $ 838,382,809 $ 21,641,556 $ — $ 860,024,365
Short Term Investments ................... 19,802,629 — — 19,802,629
Total Investments in Securities ........... $858,185,438 $21,641,556 $— $879,826,994
7. Other Derivative Information
(continued)

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Level 1 Level 2 Level 3 Total
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 1,027,572,632 $ — $ — $ 1,027,572,632
Short Term Investments ................... 549,980 — — 549,980
Total Investments in Securities ........... $1,028,122,612 $— $— $1,028,122,612
Franklin Global Allocation Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 7,732,847 20,546,655 — 28,279,502
Air Freight & Logistics ................... 37,044,267 10,660,717 — 47,704,984
Automobiles .......................... 28,088,775 7,273,104 — 35,361,879
Banks ............................... 38,445,862 62,586,246 — 101,032,108
Biotechnology ......................... 54,554,714 5,820,529 — 60,375,243
Broadline Retail ....................... 46,866,193 — — 46,866,193
Capital Markets ........................ 16,829,365 15,699,679 — 32,529,044
Chemicals ........................... 9,543,862 2,846,796 — 12,390,658
Commercial Services & Supplies ........... — 1,607,161 — 1,607,161
Communications Equipment .............. 21,158,377 12,703,546 — 33,861,923
Consumer Staples Distribution & Retail ...... 29,442,313 — — 29,442,313
Diversified Consumer Services ............ — 1,409,989 — 1,409,989
Diversified REITs ...................... — 3,463,791 — 3,463,791
Diversified Telecommunication Services ..... 3,586,078 5,602,948 — 9,189,026
Electric Utilities ........................ 18,446,890 20,769,364 — 39,216,254
Electrical Equipment .................... 9,186,945 20,936,750 — 30,123,695
Energy Equipment & Services ............. 17,350,445 — — 17,350,445
Entertainment ......................... 13,117,894 9,478,939 — 22,596,833
Financial Services ...................... 35,039,054 2,128,818 — 37,167,872
Food Products ........................ 3,548,246 4,070,606 — 7,618,852
Gas Utilities .......................... 2,695,254 5,410,204 — 8,105,458
Health Care Equipment & Supplies ......... 14,097,411 9,786,942 — 23,884,353
Health Care Providers & Services .......... 37,911,604 — — 37,911,604
Hotel & Resort REITs ................... 4,753,570 — — 4,753,570
Hotels, Restaurants & Leisure ............. 20,117,482 4,608,536 — 24,726,018
Industrial Conglomerates ................ — 11,820,785 — 11,820,785
Insurance ............................ 70,782,334 8,175,921 — 78,958,255
Interactive Media & Services .............. 106,100,617 4,326,313 — 110,426,930
IT Services ........................... 10,256,125 — — 10,256,125
Machinery ............................ 18,855,119 25,117,392 — 43,972,511
Marine Transportation ................... — 10,412,922 — 10,412,922
Media ............................... 7,082,255 — — 7,082,255
Metals & Mining ....................... 11,454,611 2,332,268 — 13,786,879
Multi-Utilities .......................... 8,610,183 — — 8,610,183
Oil, Gas & Consumable Fuels ............. 40,429,938 14,154,917 — 54,584,855
Passenger Airlines ..................... — 8,981,333 — 8,981,333
Pharmaceuticals ....................... 16,891,733 41,720,939 — 58,612,672
Professional Services ................... 1,638,325 20,862,398 — 22,500,723
Residential REITs ...................... 3,877,121 — — 3,877,121
Retail REITs .......................... 5,258,235 5,082,070 — 10,340,305
Semiconductors & Semiconductor Equipment . 220,585,635 83,775,051 — 304,360,686
Software ............................. 47,299,847 7,489,977 — 54,789,824
Specialty Retail ........................ 7,061,702 — — 7,061,702
Technology Hardware, Storage & Peripherals . 92,734,367 43,444,717 — 136,179,084
Textiles, Apparel & Luxury Goods .......... 9,284,435 — — 9,284,435
Tobacco ............................. 6,958,141 — — 6,958,141
9. Fair Value Measurements
(continued)

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10. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Trading Companies & Distributors .......... $ 10,511,811 $ 4,874,184 $ — $ 15,385,995
Wireless Telecommunication Services ....... 3,465,444 9,523,868 — 12,989,312
Management Investment Companies :
Capital Markets ........................ 156,007,558 71,157,535 — 227,165,093
Corporate Bonds ........................ — 250,459,641 — 250,459,641
Foreign Government and Agency Securities .... — 325,062,590 — 325,062,590
U.S. Government and Agency Securities ....... — 222,513,600 — 222,513,600
Mortgage-Backed Securities ................ — 71,321,754 — 71,321,754
Short Term Investments ................... 125,561,821 — — 125,561,821
Total Investments in Securities ........... $1,450,264,805 $1,470,021,495
b
$— $2,920,286,300
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,895,181 $— $3,895,181
Futures Contracts ....................... 737,177 — — 737,177
Total Other Financial Instruments ......... $737,177 $3,895,181 $— $4,632,358
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 3,641,548 $ — $ 3,641,548
Futures Contracts ........................ 1,690,955 — — 1,690,955
Total Other Financial Instruments ......... $1,690,955 $3,641,548 $— $5,332,503
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 1,517,089,398 37,538,171 — 1,554,627,569
Short Term Investments ................... 33,712,983 — — 33,712,983
Total Investments in Securities ........... $1,550,802,381 $37,538,171 $— $1,588,340,552
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 1,690,629,854 42,777,620 — 1,733,407,474
Short Term Investments ................... 36,939,207 — — 36,939,207
Total Investments in Securities ........... $1,727,569,061 $42,777,620 $— $1,770,346,681
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $529,506,375, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

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For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
NZD
New Zealand Dollar
Selected Portfolio
ADR
American Depositary Receipt
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
REIT
Real Estate Investment Trust
10. Operating Segments
(continued)

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FRANKLIN FUND ALLOCATOR SERIES
(unaudited)
Franklin Conservative Allocation Fund
Franklin Global Allocation Fund
Franklin Growth Allocation Fund
Franklin Moderate Allocation Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreements between
Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board noted that the Franklin Global Allocation Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Manager by the U.S. Securities and Exchange Commission, whereby the Manager and the Fund may, without shareholder approval, enter into sub-advisory agreements with sub-advisers that are indirect or direct wholly owned subsidiaries of Franklin Templeton, Inc. (FTI). In particular, with respect to the Fund, the Board took into account the sub-advisory agreement (Sub-Advisory Agreement) between the Manager and Franklin Templeton Investments Corp.
(Sub-Adviser), an affiliate of the Manager, that permits a portfolio manager to act on behalf of the Sub-Adviser for purposes of providing sub-advisory services to the Manager.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of the Manager’s parent, FTI, FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence
(AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered

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Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Funds to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Funds’
Advisor Class performance information.
The Performance Universe for the Franklin Conservative Allocation Fund included the Fund, the Fund’s Advisor class shares and all retail and institutional mixed-asset target allocation conservative funds. The Performance Universe for the Franklin
Global Allocation Fund included the Fund, the Fund’s Advisor class shares and all retail and institutional flexible portfolio funds.
The Performance Universe for the Franklin Growth Allocation Fund included the Fund, the Fund’s Advisor class shares and all retail and institutional mixed-asset target allocation growth funds. The Performance Universe for the Franklin Moderate
Allocation Fund included the Fund, the Fund’s Advisor class shares and all retail and institutional mixed-asset target allocation moderate funds. The Board noted that each Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the medians of their respective Performance Universes. The Board concluded that each Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for the other funds in both the Franklin Growth Allocation Fund’s and Franklin Moderate Allocation Fund’s respective Expense Groups;
for Class A shares or Investor Class shares, as applicable for the other funds in the Franklin Conservative Allocation Fund’s
Expense Group; and for Class A shares or Class M shares, as applicable for the other funds in the Franklin Global Allocation
Fund’s Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Franklin Conservative Allocation Fund - The Expense Group for the Fund included the Fund and nine other mixed-asset target allocation conservative funds. The Board noted that the Fund’s Management Rate was equal to the median of its Expense
Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board also noted
that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Franklin Global Allocation Fund - The Expense Group for the Fund included the Fund and 10 other flexible portfolio funds. The
Board noted that the Fund’s Management Rate and actual total expense ratio were below the medians and in the first (best)
quintile of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin Growth Allocation Fund and Franklin Moderate Allocation Fund - The Expense Group for the Franklin Growth
Allocation Fund included the Fund and seven other mixed-asset target allocation growth funds. The Expense Group for the
Franklin Moderate Allocation Fund included the Fund and eight other mixed-asset target allocation moderate funds. The
Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their

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respective Expense Groups. The Board discussed these expenses with management and management explained that the
Management Rate paid by each Fund is solely for asset allocation services as the Fund invests primarily in underlying funds.
Management further explained that each Fund’s total expenses (including underlying fund expenses) were in the first quintile
(least expensive) of each Fund’s respective Expense Group. The Board noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Franklin Global Allocation Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board further noted that, due to the use of the Management Rate for allocation services for each of the Franklin Conservative Allocation Fund, Franklin
Growth Allocation Fund and Franklin Moderate Allocation Fund, these Funds would not likely experience economies of scale.
The Board concluded, with respect to the Franklin Global Allocation Fund, that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Franklin Fund Allocator Series
83
franklintempleton.com
Semiannual Report
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FAS-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin Fund
Allocator Series
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
Franklin LifeSmart
TM
Retirement Income Fund
Franklin LifeSmart
TM
2020 Retirement Target Fund
Franklin LifeSmart
TM
2025 Retirement Target Fund
Franklin LifeSmart
TM
2030 Retirement Target Fund
Franklin LifeSmart
TM
2035 Retirement Target Fund
Franklin LifeSmart
TM
2040 Retirement Target Fund
Franklin LifeSmart
TM
2045 Retirement Target Fund
Franklin LifeSmart
TM
2050 Retirement Target Fund
Franklin LifeSmart
TM
2055 Retirement Target Fund
Franklin LifeSmart
TM
2060 Retirement Target Fund
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 64
Notes to Financial Statements 78
Changes In and Disagreements with Accountants 106
Results of Meeting(s) of Shareholders 106
Remuneration Paid to Directors, Officers and Others 106
Board Approval of Management and Subadvisory Agreements 106

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.93 $10.45 $10.15 $9.59 $11.50 $11.62
Income from investment operations
a
:
Net investment income
b,c
............ 0.20 0.50 0.52 0.52 0.53 0.36
Net realized and unrealized gains (losses) 0.29 0.51 0.31 0.57 (1.88) 0.25
Total from investment operations ........ 0.49 1.01 0.83 1.09 (1.35) 0.61
Less distributions from:
Net investment income .............. (0.23) (0.53) (0.53) (0.53) (0.47) (0.43)
Net realized gains ................. — — — — (0.09) (0.30)
Total distributions ................... (0.23) (0.53) (0.53) (0.53) (0.56) (0.73)
Net asset value, end of period .......... $11.19 $10.93 $10.45 $10.15 $9.59 $11.50
Total return
d
....................... 4.43% 9.91% 8.32% 11.61% (11.83)% 5.41%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.11% 0.99% 0.99% 0.94% 0.98% 0.95%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30% 0.30% 0.30%
g
0.30%
g
0.30%
g
Net investment income
c
............... 3.73% 4.71% 4.97% 5.32% 5.20% 3.05%
Supplemental data
Net assets, end of period (000’s) ........ $37,612 $37,981 $37,045 $38,172 $36,999 $46,058
Portfolio turnover rate ................ 1.03% 32.82% 38.32% 26.44% 35.25% 121.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.79 $10.32 $10.03 $9.48 $11.36 $11.48
Income from investment operations
a
:
Net investment income
b,c
............ 0.16 0.41 0.43 0.44 0.44 0.25
Net realized and unrealized gains (losses) 0.29 0.51 0.31 0.56 (1.86) 0.27
Total from investment operations ........ 0.45 0.92 0.74 1.00 (1.42) 0.52
Less distributions from:
Net investment income .............. (0.19) (0.45) (0.45) (0.45) (0.37) (0.34)
Net realized gains ................. — — — — (0.09) (0.30)
Total distributions ................... (0.19) (0.45) (0.45) (0.45) (0.46) (0.64)
Net asset value, end of period .......... $11.05 $10.79 $10.32 $10.03 $9.48 $11.36
Total return
d
....................... 4.07% 9.08% 7.48% 10.88% (12.53)% 4.56%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.87% 1.74% 1.74% 1.69% 1.73% 1.70%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.05% 1.05% 1.05% 1.05%
g
1.05%
g
1.05%
g
Net investment income
c
............... 2.97% 3.94% 4.21% 4.52% 4.29% 2.20%
Supplemental data
Net assets, end of period (000’s) ........ $2,732 $2,830 $2,928 $3,415 $4,145 $6,803
Portfolio turnover rate ................ 1.03% 32.82% 38.32% 26.44% 35.25% 121.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.89 $10.42 $10.12 $9.56 $11.47 $11.59
Income from investment operations
a
:
Net investment income
b,c
............ 0.19 0.48 0.49 0.50 0.50 0.33
Net realized and unrealized gains (losses) 0.28 0.50 0.32 0.56 (1.88) 0.26
Total from investment operations ........ 0.47 0.98 0.81 1.06 (1.38) 0.59
Less distributions from:
Net investment income .............. (0.21) (0.51) (0.51) (0.50) (0.44) (0.41)
Net realized gains ................. — — — — (0.09) (0.30)
Total distributions ................... (0.21) (0.51) (0.51) (0.50) (0.53) (0.71)
Net asset value, end of period .......... $11.15 $10.89 $10.42 $10.12 $9.56 $11.47
Total return
d
....................... 4.31% 9.66% 7.97% 11.36% (12.03)% 5.15%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.37% 1.24% 1.25% 1.19% 1.23% 1.19%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55% 0.55% 0.55% 0.55%
g
0.55%
g
0.54%
g
Net investment income
c
............... 3.51% 4.47% 4.69% 5.06% 4.96% 2.80%
Supplemental data
Net assets, end of period (000’s) ........ $1,313 $1,205 $1,444 $1,643 $1,748 $2,197
Portfolio turnover rate ................ 1.03% 32.82% 38.32% 26.44% 35.25% 121.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.99 $10.51 $10.21 $9.64 $11.55 $11.67
Income from investment operations
a
:
Net investment income
b,c
............ 0.22 0.54 0.55 0.56 0.55 0.34
Net realized and unrealized gains (losses) 0.29 0.51 0.32 0.57 (1.87) 0.31
Total from investment operations ........ 0.51 1.05 0.87 1.13 (1.32) 0.65
Less distributions from:
Net investment income .............. (0.25) (0.57) (0.57) (0.56) (0.50) (0.47)
Net realized gains ................. — — — — (0.09) (0.30)
Total distributions ................... (0.25) (0.57) (0.57) (0.56) (0.59) (0.77)
Net asset value, end of period .......... $11.25 $10.99 $10.51 $10.21 $9.64 $11.55
Total return
d
....................... 4.66% 10.20% 8.73% 12.00% (11.56)% 5.63%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.05% 0.80% 0.82% 0.63% 0.64% 0.57%
Expenses net of waiver and payments by
affiliates
f
.......................... —% —% —% —%
g
—%
g
—%
g
Net investment income
c
............... 4.05% 5.06% 5.27% 5.65% 5.43% 2.88%
Supplemental data
Net assets, end of period (000’s) ........ $125 $120 $103 $104 $67 $56
Portfolio turnover rate ................ 1.03% 32.82% 38.32% 26.44% 35.25% 121.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.98 $10.50 $10.19 $9.63 $11.55 $11.66
Income from investment operations
a
:
Net investment income
b,c
............ 0.22 0.52 0.54 0.56 0.56 0.39
Net realized and unrealized gains (losses) 0.27 0.52 0.33 0.55 (1.89) 0.26
Total from investment operations ........ 0.49 1.04 0.87 1.11 (1.33) 0.65
Less distributions from:
Net investment income .............. (0.24) (0.56) (0.56) (0.55) (0.50) (0.46)
Net realized gains ................. — — — — (0.09) (0.30)
Total distributions ................... (0.24) (0.56) (0.56) (0.55) (0.59) (0.76)
Net asset value, end of period .......... $11.23 $10.98 $10.50 $10.19 $9.63 $11.55
Total return
d
....................... 4.55% 10.25% 8.57% 11.96% (11.62)% 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.87% 0.74% 0.74% 0.67% 0.73% 0.70%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.05% 0.05% 0.05% 0.05%
g
0.05%
g
0.05%
g
Net investment income
c
............... 3.97% 4.89% 5.20% 5.67% 5.45% 3.34%
Supplemental data
Net assets, end of period (000’s) ........ $2,399 $2,480 $3,331 $3,638 $2,414 $2,837
Portfolio turnover rate ................ 1.03% 32.82% 38.32% 26.44% 35.25% 121.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.7%
Domestic Equity 25.1%
a
ClearBridge Tactical Dividend Income Fund , Class IS ........................ 131,489 $ 3,525,231
a
Franklin U.S. Core Equity (IU) Fund ..................................... 117,515 2,511,286
JPMorgan Equity Premium Income ETF .................................. 56,375 3,184,060
JPMorgan Nasdaq Equity Premium Income ETF ............................ 30,400 1,868,384
11,088,961
Domestic Fixed Income 42.2%
a
Franklin High Yield Corporate ETF ...................................... 136,305 3,310,848
a
Franklin Investment Grade Corporate ETF ................................. 154,504 3,312,566
a
Franklin U.S. Core Bond ETF .......................................... 387,719 8,297,186
a
Franklin U.S. Treasury Bond ETF ....................................... 182,650 3,704,142
18,624,742
Foreign Equity 11.7%
a
Franklin International Core Dividend Tilt Index ETF .......................... 81,725 3,491,292
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 46,477 1,677,806
5,169,098
Foreign Fixed Income 13.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 194,733 1,717,546
a
BrandywineGLOBAL High Yield Fund , Class IS ............................. 435,781 4,331,662
6,049,208
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 38,208,594 ) ................................................................
40,932,009
Units
a a a a
b
Index-Linked Notes 5.8%
Capital Markets 5.8%
c,d
UBS AG into S&P 500 Index , Senior Note , 7.18% , 5/07/27 ..................... 1,999 2,564,985
Total Index-Linked Notes (Cost $ 2,099,710 ) .....................................
2,564,985
Total Long Term Investments (Cost $ 40,308,304 ) ................................
43,496,994
a
a a a a
Short Term Investments 1.5%
Shares
a
Money Market Funds 1.5%
a,e
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 644,851 644,851
Total Money Market Funds (Cost $ 644,851 ) .....................................
644,851
Total Short Term Investments (Cost $ 644,851 ) ..................................
644,851
a
Total Investments (Cost $ 40,953,155 ) 100.0% ...................................
$44,141,845
Other Assets, less Liabilities 0.0%
†
............................................
38,365
Net Assets 100.0% ...........................................................
$44,180,210

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
See A bbreviations on page 105 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(b) regarding index-linked notes.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.00 $12.16 $11.59 $10.58 $13.00 $12.99
Income from investment operations
a
:
Net investment income
b,c
............ 0.13 0.35 0.31 0.27 0.25 0.22
Net realized and unrealized gains (losses) 0.59 1.24 0.61 1.03 (2.27) 1.02
Total from investment operations ........ 0.72 1.59 0.92 1.30 (2.02) 1.24
Less distributions from:
Net investment income .............. (—)
d
(0.48) (0.35) (0.29) (0.16) (0.34)
Net realized gains ................. (0.48) (0.27) — — (0.24) (0.89)
Total distributions ................... (0.48) (0.75) (0.35) (0.29) (0.40) (1.23)
Net asset value, end of period .......... $13.24 $13.00 $12.16 $11.59 $10.58 $13.00
Total return
e
....................... 5.56% 13.25% 8.00% 12.47% (15.58)% 9.62%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.33% 1.19% 1.20% 0.99% 0.98% 0.98%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.48% 0.48% 0.49% 0.48% 0.47%
h
0.46%
Net investment income
c
............... 1.91% 2.79% 2.55% 2.42% 2.19% 1.63%
Supplemental data
Net assets, end of period (000’s) ........ $22,918 $22,783 $22,170 $26,265 $27,491 $36,698
Portfolio turnover rate ................ 16.91% 20.07% 38.80% 17.72% 35.46% 79.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.90 $12.06 $11.49 $10.50 $12.91 $12.91
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.25 0.21 0.13 0.15 0.11
Net realized and unrealized gains (losses) 0.59 1.23 0.62 1.07 (2.24) 1.02
Total from investment operations ........ 0.66 1.48 0.83 1.20 (2.09) 1.13
Less distributions from:
Net investment income .............. (—)
d
(0.37) (0.26) (0.21) (0.08) (0.24)
Net realized gains ................. (0.48) (0.27) — — (0.24) (0.89)
Total distributions ................... (0.48) (0.64) (0.26) (0.21) (0.32) (1.13)
Net asset value, end of period .......... $13.08 $12.90 $12.06 $11.49 $10.50 $12.91
Total return
e
....................... 5.14% 12.48% 7.22% 11.52% (16.23)% 8.85%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.07% 1.94% 1.94% 1.74% 1.73% 1.72%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.23% 1.23% 1.24% 1.23% 1.22%
h
1.21%
Net investment income
c
............... 1.14% 1.98% 1.76% 1.20% 1.36% 0.79%
Supplemental data
Net assets, end of period (000’s) ........ $1,786 $1,931 $2,357 $3,412 $3,796 $6,235
Portfolio turnover rate ................ 16.91% 20.07% 38.80% 17.72% 35.46% 79.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.01 $12.16 $11.59 $10.57 $13.00 $12.98
Income from investment operations
a
:
Net investment income
b,c
............ 0.11 0.31 0.28 0.19 0.23 0.17
Net realized and unrealized gains (losses) 0.59 1.25 0.61 1.08 (2.29) 1.03
Total from investment operations ........ 0.70 1.56 0.89 1.27 (2.06) 1.20
Less distributions from:
Net investment income .............. (—)
d
(0.44) (0.32) (0.25) (0.13) (0.29)
Net realized gains ................. (0.48) (0.27) — — (0.24) (0.89)
Total distributions ................... (0.48) (0.71) (0.32) (0.25) (0.37) (1.18)
Net asset value, end of period .......... $13.23 $13.01 $12.16 $11.59 $10.57 $13.00
Total return
e
....................... 5.40% 13.07% 7.74% 12.16% (15.86)% 9.37%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.60% 1.43% 1.45% 1.24% 1.23% 1.22%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.73% 0.73% 0.74% 0.73% 0.72%
h
0.71%
Net investment income
c
............... 1.68% 2.48% 2.32% 1.72% 2.01% 1.23%
Supplemental data
Net assets, end of period (000’s) ........ $363 $298 $360 $392 $650 $758
Portfolio turnover rate ................ 16.91% 20.07% 38.80% 17.72% 35.46% 79.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.39 $12.50 $11.91 $10.86 $13.04 $13.03
Income from investment operations
a
:
Net investment income
b,c
............ 0.16 0.34 0.33 0.16 0.29 0.19
Net realized and unrealized gains (losses) 0.60 1.33 0.65 1.21 (2.29) 1.09
Total from investment operations ........ 0.76 1.67 0.98 1.37 (2.00) 1.28
Less distributions from:
Net investment income .............. (—)
d
(0.51) (0.39) (0.32) (0.19) (0.38)
Net realized gains ................. (0.48) (0.27) — — (0.24) (0.89)
Total distributions ................... (0.48) (0.78) (0.39) (0.32) (0.43) (1.27)
Capital contributions ................. — — — — 0.25 —
Net asset value, end of period .......... $13.67 $13.39 $12.50 $11.91 $10.86 $13.04
Total return
e
....................... 5.70% 13.60% 8.37% 12.75% (13.38)%
f
9.93%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 3.40% 4.50% 1.53% 1.24% 1.31% 0.59%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.19% 0.18% 0.19% 0.18% 0.16%
i
0.16%
Net investment income
c
............... 2.37% 2.50% 2.67% 1.38% 2.54% 1.40%
Supplemental data
Net assets, end of period (000’s) ........ $8 $5 $9 $18 $4 $5
Portfolio turnover rate ................ 16.91% 20.07% 38.80% 17.72% 35.46% 79.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (15.38)%.
g
Ratios are annualized for periods less than one year.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.06 $12.20 $11.63 $10.62 $13.05 $13.03
Income from investment operations
a
:
Net investment income
b,c
............ 0.14 0.40 0.33 0.30 0.28 0.26
Net realized and unrealized gains (losses) 0.59 1.24 0.62 1.03 (2.28) 1.02
Total from investment operations ........ 0.73 1.64 0.95 1.33 (2.00) 1.28
Less distributions from:
Net investment income .............. (—)
d
(0.51) (0.38) (0.32) (0.19) (0.37)
Net realized gains ................. (0.48) (0.27) — — (0.24) (0.89)
Total distributions ................... (0.48) (0.78) (0.38) (0.32) (0.43) (1.26)
Net asset value, end of period .......... $13.31 $13.06 $12.20 $11.63 $10.62 $13.05
Total return
e
....................... 5.61% 13.65% 8.25% 12.70% (15.37)% 9.95%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.06% 0.94% 0.95% 0.74% 0.73% 0.73%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.23% 0.23% 0.24% 0.23% 0.22%
h
0.21%
Net investment income
c
............... 2.17% 3.11% 2.76% 2.73% 2.44% 1.88%
Supplemental data
Net assets, end of period (000’s) ........ $658 $710 $535 $729 $620 $826
Portfolio turnover rate ................ 16.91% 20.07% 38.80% 17.72% 35.46% 79.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 9,585 $ 265,409
Domestic Equity 28.8%
a
Franklin Growth Fund , Class R6 ........................................ 4,920 706,962
a
Franklin U.S. Core Equity (IU) Fund ..................................... 160,121 3,421,777
a
Franklin U.S. Equity Index ETF ......................................... 11,375 742,788
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 11,078 867,186
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 7,499 663,180
a
Putnam Large Cap Value Fund , Class R6 ................................. 21,194 917,508
a
Putnam U.S. Research Fund , Class R6 ................................... 1,146 73,417
7,392,818
Domestic Fixed Income 48.3%
a
Franklin High Yield Corporate ETF ...................................... 41,888 1,017,460
a
Franklin Investment Grade Corporate ETF ................................. 130,128 2,789,944
a
Franklin U.S. Core Bond ETF .......................................... 280,963 6,012,608
a
Franklin U.S. Treasury Bond ETF ....................................... 128,748 2,611,009
12,431,021
Foreign Equity 15.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 54,686 904,505
a
Franklin FTSE Japan ETF ............................................. 11,025 438,244
a
Franklin International Core Equity (IU) Fund ............................... 104,916 1,580,028
iShares Core MSCI EAFE ETF ......................................... 3,379 326,344
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 17,382 627,493
3,876,614
Foreign Fixed Income 5.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 109,831 968,713
Vanguard Total International Bond ETF ................................... 8,550 414,077
1,382,790
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 21,291,299 ) ................................................................
25,348,652
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.5%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 392,666 392,666
Total Money Market Funds (Cost $ 392,666 ) .....................................
392,666
Total Short Term Investments (Cost $ 392,666 ) ..................................
392,666
a
Total Investments (Cost $ 21,683,965 ) 100.0% ...................................
$25,741,318
Other Assets, less Liabilities (0.0) %
†
...........................................
(8,287)
Net Assets 100.0% ...........................................................
$25,733,031

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
See Abbreviations on page 105 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.64 $12.92 $12.21 $11.04 $13.67 $13.80
Income from investment operations
a
:
Net investment income
b ,c
............ 0.11 0.35 0.30 0.27 0.23 0.23
Net realized and unrealized gains (losses) 0.78 1.53 0.85 1.23 (2.43) 1.31
Total from investment operations ........ 0.89 1.88 1.15 1.50 (2.20) 1.54
Less distributions from:
Net investment income .............. (0.01) (0.39) (0.38) (0.32) (0.14) (0.37)
Net realized gains ................. (0.31) (0.77) (0.06) (0.01) (0.29) (1.30)
Total distributions ................... (0.32) (1.16) (0.44) (0.33) (0.43) (1.67)
Net asset value, end of period .......... $14.21 $13.64 $12.92 $12.21 $11.04 $13.67
Total return
d
....................... 6.46% 14.82% 9.41% 13.70% (16.06)% 11.21%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.75% 0.78% 0.75% 0.76% 0.76%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.50% 0.49% 0.50% 0.49% 0.48%
g
0.47%
Net investment income
c
............... 1.61% 2.55% 2.31% 2.32% 1.97% 1.57%
Supplemental data
Net assets, end of period (000’s) ........ $97,552 $95,874 $92,992 $96,649 $97,043 $118,521
Portfolio turnover rate ................ 19.68% 20.97% 37.51% 20.95% 33.70% 69.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.30 $12.63 $11.94 $10.81 $13.40 $13.56
Income from investment operations
a
:
Net investment income
b ,c
............ 0.06 0.23 0.20 0.18 0.13 0.10
Net realized and unrealized gains (losses) 0.76 1.49 0.83 1.19 (2.36) 1.30
Total from investment operations ........ 0.82 1.72 1.03 1.37 (2.23) 1.40
Less distributions from:
Net investment income .............. (0.01) (0.28) (0.28) (0.23) (0.07) (0.26)
Net realized gains ................. (0.31) (0.77) (0.06) (0.01) (0.29) (1.30)
Total distributions ................... (0.32) (1.05) (0.34) (0.24) (0.36) (1.56)
Net asset value, end of period .......... $13.80 $13.30 $12.63 $11.94 $10.81 $13.40
Total return
d
....................... 6.10% 13.93% 8.64% 12.79% (16.66)% 10.40%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.55% 1.50% 1.53% 1.50% 1.51% 1.50%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.26% 1.24% 1.25% 1.24% 1.23%
g
1.21%
Net investment income
c
............... 0.86% 1.77% 1.56% 1.56% 1.16% 0.70%
Supplemental data
Net assets, end of period (000’s) ........ $10,666 $10,287 $11,299 $11,928 $12,140 $17,778
Portfolio turnover rate ................ 19.68% 20.97% 37.51% 20.95% 33.70% 69.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.57 $12.87 $12.16 $11.00 $13.61 $13.75
Income from investment operations
a
:
Net investment income
b ,c
............ 0.09 0.31 0.27 0.24 0.19 0.18
Net realized and unrealized gains (losses) 0.78 1.51 0.85 1.22 (2.40) 1.31
Total from investment operations ........ 0.87 1.82 1.12 1.46 (2.21) 1.49
Less distributions from:
Net investment income .............. (0.01) (0.35) (0.35) (0.29) (0.11) (0.33)
Net realized gains ................. (0.31) (0.77) (0.06) (0.01) (0.29) (1.30)
Total distributions ................... (0.32) (1.12) (0.41) (0.30) (0.40) (1.63)
Net asset value, end of period .......... $14.12 $13.57 $12.87 $12.16 $11.00 $13.61
Total return
d
....................... 6.35% 14.43% 9.19% 13.37% (16.21)% 10.89%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.05% 1.00% 1.03% 1.00% 1.01% 1.01%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.76% 0.74% 0.75% 0.74% 0.73%
g
0.72%
Net investment income
c
............... 1.37% 2.28% 2.09% 2.06% 1.61% 1.26%
Supplemental data
Net assets, end of period (000’s) ........ $1,740 $1,592 $1,707 $1,778 $1,954 $3,069
Portfolio turnover rate ................ 19.68% 20.97% 37.51% 20.95% 33.70% 69.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.71 $12.98 $12.26 $11.09 $13.72 $13.85
Income from investment operations
a
:
Net investment income
b ,c
............ 0.13 0.45 0.30 0.30 0.29 0.19
Net realized and unrealized gains (losses) 0.79 1.48 0.90 1.23 (2.45) 1.39
Total from investment operations ........ 0.92 1.93 1.20 1.53 (2.16) 1.58
Less distributions from:
Net investment income .............. (0.01) (0.43) (0.42) (0.35) (0.18) (0.41)
Net realized gains ................. (0.31) (0.77) (0.06) (0.01) (0.29) (1.30)
Total distributions ................... (0.32) (1.20) (0.48) (0.36) (0.47) (1.71)
Net asset value, end of period .......... $14.31 $13.71 $12.98 $12.26 $11.09 $13.72
Total return
d
....................... 6.65% 15.15% 9.79% 13.99% (15.71)% 11.49%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.75% 0.97% 0.47% 0.41% 0.38% 0.39%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.21% 0.19% 0.19% 0.17% 0.14%
g
0.15%
Net investment income
c
............... 1.91% 3.28% 2.39% 2.61% 2.48% 1.34%
Supplemental data
Net assets, end of period (000’s) ........ $114 $99 $27 $566 $670 $544
Portfolio turnover rate ................ 19.68% 20.97% 37.51% 20.95% 33.70% 69.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.68 $12.96 $12.25 $11.08 $13.71 $13.83
Income from investment operations
a
:
Net investment income
b ,c
............ 0.13 0.38 0.33 0.30 0.27 0.26
Net realized and unrealized gains (losses) 0.79 1.53 0.85 1.23 (2.44) 1.32
Total from investment operations ........ 0.92 1.91 1.18 1.53 (2.17) 1.58
Less distributions from:
Net investment income .............. (0.01) (0.42) (0.41) (0.35) (0.17) (0.40)
Net realized gains ................. (0.31) (0.77) (0.06) (0.01) (0.29) (1.30)
Total distributions ................... (0.32) (1.19) (0.47) (0.36) (0.46) (1.70)
Net asset value, end of period .......... $14.28 $13.68 $12.96 $12.25 $11.08 $13.71
Total return
d
....................... 6.66% 15.04% 9.65% 13.94% (15.79)% 11.53%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.50% 0.53% 0.50% 0.51% 0.51%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.25% 0.24% 0.25% 0.24% 0.23%
g
0.22%
Net investment income
c
............... 1.86% 2.81% 2.53% 2.61% 2.25% 1.80%
Supplemental data
Net assets, end of period (000’s) ........ $3,113 $2,642 $2,465 $2,910 $2,572 $3,055
Portfolio turnover rate ................ 19.68% 20.97% 37.51% 20.95% 33.70% 69.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.6%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 41,508 $ 1,149,356
Domestic Equity 34.6%
a
Franklin Growth Fund , Class R6 ........................................ 26,025 3,739,230
a
Franklin U.S. Core Equity (IU) Fund ..................................... 846,873 18,097,666
a
Franklin U.S. Equity Index ETF ......................................... 60,250 3,934,325
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 58,661 4,591,983
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 39,663 3,507,408
a
Putnam Large Cap Value Fund , Class R6 ................................. 112,094 4,852,543
a
Putnam U.S. Research Fund , Class R6 ................................... 6,060 388,295
39,111,450
Domestic Fixed Income 40.5%
a
Franklin High Yield Corporate ETF ...................................... 154,253 3,746,805
a
Franklin Investment Grade Corporate ETF ................................. 479,240 10,274,906
a
Franklin U.S. Core Bond ETF .......................................... 1,034,633 22,141,146
a
Franklin U.S. Treasury Bond ETF ....................................... 474,163 9,616,026
45,778,883
Foreign Equity 18.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 289,322 4,785,382
a
Franklin FTSE Japan ETF ............................................. 58,425 2,322,394
a
Franklin International Core Equity (IU) Fund ............................... 554,865 8,356,273
iShares Core MSCI EAFE ETF ......................................... 17,867 1,725,595
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 91,962 3,319,811
20,509,455
Foreign Fixed Income 4.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 404,429 3,567,063
Vanguard Total International Bond ETF ................................... 31,575 1,529,177
5,096,240
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 88,994,856 ) ................................................................
111,645,384
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.5%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 1,729,876 1,729,876
Total Money Market Funds (Cost $ 1,729,876 ) ...................................
1,729,876
Total Short Term Investments (Cost $ 1,729,876 ) .................................
1,729,876
a
Total Investments (Cost $ 90,724,732 ) 100.1% ...................................
$113,375,260
Other Assets, less Liabilities (0.1) % ...........................................
(191,274)
Net Assets 100.0% ...........................................................
$113,183,986
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.28 $13.90 $12.85 $11.42 $14.21 $14.40
Income from investment operations
a
:
Net investment income
b , c
............ 0.11 0.35 0.29 0.27 0.22 0.24
Net realized and unrealized gains (losses) 1.02 1.87 1.10 1.42 (2.58) 1.61
Total from investment operations ........ 1.13 2.22 1.39 1.69 (2.36) 1.85
Less distributions from:
Net investment income .............. (—)
d
(0.45) (0.34) (0.26) (0.13) (0.41)
Net realized gains ................. (0.36) (0.39) — — (0.30) (1.63)
Total distributions ................... (0.36) (0.84) (0.34) (0.26) (0.43) (2.04)
Net asset value, end of period .......... $16.05 $15.28 $13.90 $12.85 $11.42 $14.21
Total return
e
....................... 7.39% 16.18% 10.88% 14.97% (16.57)% 12.91%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.85% 0.83% 0.89% 0.87% 0.94% 0.93%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.48% 0.48% 0.50% 0.50% 0.48%
h
0.46%
Net investment income
c
............... 1.36% 2.36% 2.14% 2.25% 1.78% 1.57%
Supplemental data
Net assets, end of period (000’s) ........ $72,434 $67,559 $56,797 $51,566 $44,099 $49,835
Portfolio turnover rate ................ 22.07% 23.91% 37.55% 22.74% 48.44% 82.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.98 $13.65 $12.63 $11.23 $14.00 $14.22
Income from investment operations
a
:
Net investment income
b , c
............ 0.05 0.23 0.19 0.17 0.12 0.11
Net realized and unrealized gains (losses) 1.01 1.83 1.07 1.40 (2.53) 1.61
Total from investment operations ........ 1.06 2.06 1.26 1.57 (2.41) 1.72
Less distributions from:
Net investment income .............. (—)
d
(0.34) (0.24) (0.17) (0.06) (0.31)
Net realized gains ................. (0.36) (0.39) — — (0.30) (1.63)
Total distributions ................... (0.36) (0.73) (0.24) (0.17) (0.36) (1.94)
Net asset value, end of period .......... $15.68 $14.98 $13.65 $12.63 $11.23 $14.00
Total return
e
....................... 7.07% 15.26% 10.01% 14.11% (17.18)% 12.13%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.60% 1.58% 1.64% 1.62% 1.69% 1.68%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.23% 1.23% 1.25% 1.25% 1.23%
h
1.21%
Net investment income
c
............... 0.61% 1.57% 1.40% 1.47% 0.99% 0.74%
Supplemental data
Net assets, end of period (000’s) ........ $11,322 $10,925 $11,084 $10,343 $9,642 $12,281
Portfolio turnover rate ................ 22.07% 23.91% 37.55% 22.74% 48.44% 82.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.22 $13.86 $12.82 $11.39 $14.19 $14.38
Income from investment operations
a
:
Net investment income
b , c
............ 0.09 0.30 0.27 0.24 0.18 0.20
Net realized and unrealized gains (losses) 1.02 1.86 1.08 1.42 (2.58) 1.61
Total from investment operations ........ 1.11 2.16 1.35 1.66 (2.40) 1.81
Less distributions from:
Net investment income .............. (—)
d
(0.41) (0.31) (0.23) (0.10) (0.37)
Net realized gains ................. (0.36) (0.39) — — (0.30) (1.63)
Total distributions ................... (0.36) (0.80) (0.31) (0.23) (0.40) (2.00)
Net asset value, end of period .......... $15.97 $15.22 $13.86 $12.82 $11.39 $14.19
Total return
e
....................... 7.35% 15.79% 10.58% 14.73% (16.84)% 12.65%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.08% 1.14% 1.11% 1.19% 1.18%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.73% 0.73% 0.75% 0.75% 0.74%
h
0.71%
Net investment income
c
............... 1.11% 2.07% 1.95% 2.00% 1.51% 1.29%
Supplemental data
Net assets, end of period (000’s) ........ $2,467 $2,171 $2,133 $1,613 $1,295 $1,512
Portfolio turnover rate ................ 22.07% 23.91% 37.55% 22.74% 48.44% 82.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.51 $14.10 $13.03 $11.57 $14.28 $14.46
Income from investment operations
a
:
Net investment income
b , c
............ 0.13 0.39 0.31 0.38 0.36 0.18
Net realized and unrealized gains (losses) 1.05 1.90 1.14 1.38 (2.67) 1.72
Total from investment operations ........ 1.18 2.29 1.45 1.76 (2.31) 1.90
Less distributions from:
Net investment income .............. (—)
d
(0.49) (0.38) (0.30) (0.16) (0.45)
Net realized gains ................. (0.36) (0.39) — — (0.30) (1.63)
Total distributions ................... (0.36) (0.88) (0.38) (0.30) (0.46) (2.08)
Capital contributions ................. — — — — 0.06 —
Net asset value, end of period .......... $16.33 $15.51 $14.10 $13.03 $11.57 $14.28
Total return
e
....................... 7.60% 16.46% 11.21% 15.37% (15.68)%
f
13.24%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 0.85% 0.83% 0.69% 0.61% 1.18% 0.45%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.18% 0.18% 0.20% 0.20% 0.15%
i
0.15%
Net investment income
c
............... 1.66% 2.61% 2.29% 3.08% 3.02% 1.20%
Supplemental data
Net assets, end of period (000’s) ........ $97 $88 $99 $245 $51 $40
Portfolio turnover rate ................ 22.07% 23.91% 37.55% 22.74% 48.44% 82.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.08)%.
g
Ratios are annualized for periods less than one year.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.36 $13.97 $12.92 $11.48 $14.27 $14.44
Income from investment operations
a
:
Net investment income
b , c
............ 0.13 0.40 0.33 0.30 0.25 0.28
Net realized and unrealized gains (losses) 1.04 1.87 1.10 1.43 (2.59) 1.62
Total from investment operations ........ 1.17 2.27 1.43 1.73 (2.34) 1.90
Less distributions from:
Net investment income .............. (—)
d
(0.49) (0.38) (0.29) (0.15) (0.44)
Net realized gains ................. (0.36) (0.39) — — (0.30) (1.63)
Total distributions ................... (0.36) (0.88) (0.38) (0.29) (0.45) (2.07)
Net asset value, end of period .......... $16.17 $15.36 $13.97 $12.92 $11.48 $14.27
Total return
e
....................... 7.61% 16.42% 11.09% 15.26% (16.34)% 13.28%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.58% 0.64% 0.61% 0.69% 0.68%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.24% 0.23% 0.25% 0.25% 0.23%
h
0.21%
Net investment income
c
............... 1.62% 2.66% 2.41% 2.47% 2.05% 1.81%
Supplemental data
Net assets, end of period (000’s) ........ $4,545 $3,689 $2,163 $1,936 $1,770 $1,937
Portfolio turnover rate ................ 22.07% 23.91% 37.55% 22.74% 48.44% 82.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
See Abbreviations on page 105 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 32,011 $ 886,385
Domestic Equity 40.3%
a
Franklin Growth Fund , Class R6 ........................................ 24,353 3,499,073
a
Franklin U.S. Core Equity (IU) Fund ..................................... 792,493 16,935,575
a
Franklin U.S. Equity Index ETF ......................................... 56,396 3,682,659
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 54,895 4,297,181
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 37,117 3,282,223
a
Putnam Large Cap Value Fund , Class R6 ................................. 104,895 4,540,912
a
Putnam U.S. Research Fund , Class R6 ................................... 5,670 363,358
36,600,981
Domestic Fixed Income 32.5%
a
Franklin High Yield Corporate ETF ...................................... 99,489 2,416,588
a
Franklin Investment Grade Corporate ETF ................................. 309,104 6,627,190
a
Franklin U.S. Core Bond ETF .......................................... 667,325 14,280,755
a
Franklin U.S. Treasury Bond ETF ....................................... 305,818 6,201,989
29,526,522
Foreign Equity 21.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 270,801 4,479,049
a
Franklin FTSE Japan ETF ............................................. 54,675 2,173,331
a
Franklin International Core Equity (IU) Fund ............................... 519,216 7,819,387
iShares Core MSCI EAFE ETF ......................................... 16,707 1,613,562
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 86,075 3,107,297
19,192,626
Foreign Fixed Income 3.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 260,850 2,300,700
Vanguard Total International Bond ETF ................................... 20,350 985,550
3,286,250
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 68,831,628 ) ................................................................
89,492,764
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 1,460,641 1,460,641
Total Money Market Funds (Cost $ 1,460,641 ) ...................................
1,460,641
Total Short Term Investments (Cost $ 1,460,641 ) .................................
1,460,641
a
Total Investments (Cost $ 70,292,269 ) 100.1% ...................................
$90,953,405
Other Assets, less Liabilities (0.1) % ...........................................
(89,473)
Net Assets 100.0% ...........................................................
$90,863,932
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.83 $14.50 $13.28 $11.75 $14.67 $15.18
Income from investment operations
a
:
Net investment income
b ,c
............ 0.08 0.32 0.27 0.26 0.20 0.24
Net realized and unrealized gains (losses) 1.25 2.17 1.36 1.62 (2.66) 1.90
Total from investment operations ........ 1.33 2.49 1.63 1.88 (2.46) 2.14
Less distributions from:
Net investment income .............. (—)
d
(0.37) (0.34) (0.31) (0.11) (0.42)
Net realized gains ................. (0.45) (0.79) (0.07) (0.04) (0.35) (2.23)
Total distributions ................... (0.45) (1.16) (0.41) (0.35) (0.46) (2.65)
Net asset value, end of period .......... $16.71 $15.83 $14.50 $13.28 $11.75 $14.67
Total return
e
....................... 8.40% 17.54% 12.27% 16.17% (16.69)% 14.20%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.73% 0.77% 0.79% 0.77% 0.81%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.54% 0.52% 0.52% 0.50% 0.49%
h
0.47%
Net investment income
c
............... 1.02% 2.09% 1.92% 2.12% 1.60% 1.45%
Supplemental data
Net assets, end of period (000’s) ........ $136,513 $128,099 $112,783 $102,932 $91,064 $104,174
Portfolio turnover rate ................ 23.07% 22.89% 33.89% 23.54% 29.56% 69.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.22 $14.00 $12.83 $11.36 $14.23 $14.79
Income from investment operations
a
:
Net investment income
b ,c
............ 0.02 0.19 0.16 0.16 0.10 0.09
Net realized and unrealized gains (losses) 1.20 2.08 1.31 1.57 (2.57) 1.88
Total from investment operations ........ 1.22 2.27 1.47 1.73 (2.47) 1.97
Less distributions from:
Net investment income .............. (—)
d
(0.26) (0.23) (0.22) (0.05) (0.30)
Net realized gains ................. (0.45) (0.79) (0.07) (0.04) (0.35) (2.23)
Total distributions ................... (0.45) (1.05) (0.30) (0.26) (0.40) (2.53)
Net asset value, end of period .......... $15.99 $15.22 $14.00 $12.83 $11.36 $14.23
Total return
e
....................... 8.01% 16.58% 11.48% 15.36% (17.36)% 13.36%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.50% 1.48% 1.52% 1.54% 1.53% 1.55%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.29% 1.27% 1.27% 1.25% 1.24%
h
1.21%
Net investment income
c
............... 0.25% 1.32% 1.14% 1.36% 0.81% 0.60%
Supplemental data
Net assets, end of period (000’s) ........ $15,530 $16,289 $15,892 $16,352 $14,549 $18,502
Portfolio turnover rate ................ 23.07% 22.89% 33.89% 23.54% 29.56% 69.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.79 $14.48 $13.26 $11.73 $14.66 $15.17
Income from investment operations
a
:
Net investment income
b ,c
............ 0.06 0.28 0.25 0.23 0.17 0.18
Net realized and unrealized gains (losses) 1.25 2.16 1.35 1.62 (2.66) 1.91
Total from investment operations ........ 1.31 2.44 1.60 1.85 (2.49) 2.09
Less distributions from:
Net investment income .............. (—)
d
(0.34) (0.31) (0.28) (0.09) (0.37)
Net realized gains ................. (0.45) (0.79) (0.07) (0.04) (0.35) (2.23)
Total distributions ................... (0.45) (1.13) (0.38) (0.32) (0.44) (2.60)
Net asset value, end of period .......... $16.65 $15.79 $14.48 $13.26 $11.73 $14.66
Total return
e
....................... 8.29% 17.19% 12.03% 15.90% (16.93)% 13.87%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.01% 0.98% 1.02% 1.04% 1.02% 1.05%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.79% 0.77% 0.77% 0.75% 0.74%
h
0.71%
Net investment income
c
............... 0.77% 1.86% 1.72% 1.85% 1.38% 1.08%
Supplemental data
Net assets, end of period (000’s) ........ $7,865 $6,908 $5,604 $4,150 $3,881 $4,113
Portfolio turnover rate ................ 23.07% 22.89% 33.89% 23.54% 29.56% 69.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.04 $14.68 $13.43 $11.88 $14.81 $15.31
Income from investment operations
a
:
Net investment income
b,c
............ 0.11 0.39 0.34 0.32 0.25 0.18
Net realized and unrealized gains (losses) 1.27 2.18 1.37 1.62 (2.68) 2.02
Total from investment operations ........ 1.38 2.57 1.71 1.94 (2.43) 2.20
Less distributions from:
Net investment income .............. (—)
d
(0.42) (0.39) (0.35) (0.15) (0.47)
Net realized gains ................. (0.45) (0.79) (0.07) (0.04) (0.35) (2.23)
Total distributions ................... (0.45) (1.21) (0.46) (0.39) (0.50) (2.70)
Net asset value, end of period .......... $16.97 $16.04 $14.68 $13.43 $11.88 $14.81
Total return
e
....................... 8.60% 17.87% 12.71% 16.50% (16.38)% 14.46%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.77% 0.68% 0.73% 0.79% 0.38%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.22% 0.17% 0.18% 0.19% 0.15%
h
0.14%
Net investment income
b
............... 1.33% 2.52% 2.32% 2.54% 1.98% 1.10%
Supplemental data
Net assets, end of period (000’s) ........ $373 $349 $222 $160 $91 $93
Portfolio turnover rate ................ 23.07% 22.89% 33.89% 23.54% 29.56% 69.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.06 $14.69 $13.45 $11.89 $14.84 $15.33
Income from investment operations
a
:
Net investment income
b ,c
............ 0.10 0.37 0.32 0.30 0.23 0.27
Net realized and unrealized gains (losses) 1.27 2.20 1.36 1.64 (2.69) 1.93
Total from investment operations ........ 1.37 2.57 1.68 1.94 (2.46) 2.20
Less distributions from:
Net investment income .............. (—)
d
(0.41) (0.37) (0.34) (0.14) (0.46)
Net realized gains ................. (0.45) (0.79) (0.07) (0.04) (0.35) (2.23)
Total distributions ................... (0.45) (1.20) (0.44) (0.38) (0.49) (2.69)
Net asset value, end of period .......... $16.98 $16.06 $14.69 $13.45 $11.89 $14.84
Total return
e
....................... 8.52% 17.85% 12.53% 16.51% (16.54)% 14.46%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.48% 0.52% 0.54% 0.52% 0.56%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.29% 0.26% 0.27% 0.25% 0.24%
h
0.21%
Net investment income
c
............... 1.26% 2.40% 2.19% 2.36% 1.85% 1.67%
Supplemental data
Net assets, end of period (000’s) ........ $6,346 $6,313 $4,776 $3,932 $3,496 $3,911
Portfolio turnover rate ................ 23.07% 22.89% 33.89% 23.54% 29.56% 69.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 59,350 $ 1,643,402
Domestic Equity 46.0%
a
Franklin Growth Fund , Class R6 ........................................ 51,049 7,334,666
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,661,202 35,499,892
a
Franklin U.S. Equity Index ETF ......................................... 118,212 7,719,244
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 115,099 9,009,950
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 77,803 6,880,110
a
Putnam Large Cap Value Fund , Class R6 ................................. 219,878 9,518,530
a
Putnam U.S. Research Fund , Class R6 ................................... 11,886 761,662
76,724,054
Domestic Fixed Income 24.6%
a
Franklin High Yield Corporate ETF ...................................... 138,187 3,356,562
a
Franklin Investment Grade Corporate ETF ................................. 429,296 9,204,106
a
Franklin U.S. Core Bond ETF .......................................... 926,834 19,834,248
a
Franklin U.S. Treasury Bond ETF ....................................... 424,743 8,613,788
41,008,704
Foreign Equity 24.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 567,735 9,390,336
a
Franklin FTSE Japan ETF ............................................. 114,600 4,555,350
a
Franklin International Core Equity (IU) Fund ............................... 1,088,340 16,390,393
iShares Core MSCI EAFE ETF ......................................... 35,049 3,385,032
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 180,456 6,514,462
40,235,573
Foreign Fixed Income 2.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 362,286 3,195,361
Vanguard Total International Bond ETF ................................... 28,275 1,369,358
4,564,719
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 119,656,034 ) ...............................................................
164,176,452
a a a a
Short Term Investments 1.7%
a
Money Market Funds 1.7%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 2,850,272 2,850,272
Total Money Market Funds (Cost $ 2,850,272 ) ...................................
2,850,272
Total Short Term Investments (Cost $ 2,850,272 ) .................................
2,850,272
a
Total Investments (Cost $ 122,506,306 ) 100.2% ..................................
$167,026,724
Other Assets, less Liabilities (0.2) % ...........................................
(399,846)
Net Assets 100.0% ...........................................................
$166,626,878
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.15 $14.49 $13.15 $11.50 $14.42 $15.30
Income from investment operations
a
:
Net investment income
b ,c
............ 0.07 0.29 0.25 0.26 0.16 0.24
Net realized and unrealized gains (losses) 1.45 2.35 1.53 1.71 (2.63) 2.19
Total from investment operations ........ 1.52 2.64 1.78 1.97 (2.47) 2.43
Less distributions from:
Net investment income .............. (—)
d
(0.34) (0.30) (0.28) (0.10) (0.43)
Net realized gains ................. (0.47) (0.64) (0.14) (0.04) (0.35) (2.88)
Total distributions ................... (0.47) (0.98) (0.44) (0.32) (0.45) (3.31)
Net asset value, end of period .......... $17.20 $16.15 $14.49 $13.15 $11.50 $14.42
Total return
e
....................... 9.44% 18.59% 13.58% 17.32% (17.06)% 15.99%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.87% 0.96% 0.99% 1.10% 1.11%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.48% 0.49% 0.52% 0.52% 0.50%
h
0.46%
Net investment income
c
............... 0.83% 1.92% 1.76% 2.09% 1.31% 1.43%
Supplemental data
Net assets, end of period (000’s) ........ $67,277 $60,297 $50,894 $43,076 $32,112 $35,193
Portfolio turnover rate ................ 25.52% 24.11% 31.39% 26.09% 30.11% 86.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.70 $14.12 $12.83 $11.23 $14.10 $15.02
Income from investment operations
a
:
Net investment income
b ,c
............ 0.01 0.17 0.14 0.15 0.06 0.10
Net realized and unrealized gains (losses) 1.40 2.28 1.48 1.68 (2.56) 2.18
Total from investment operations ........ 1.41 2.45 1.62 1.83 (2.50) 2.28
Less distributions from:
Net investment income .............. (—)
d
(0.23) (0.19) (0.19) (0.02) (0.32)
Net realized gains ................. (0.47) (0.64) (0.14) (0.04) (0.35) (2.88)
Total distributions ................... (0.47) (0.87) (0.33) (0.23) (0.37) (3.20)
Net asset value, end of period .......... $16.64 $15.70 $14.12 $12.83 $11.23 $14.10
Total return
e
....................... 9.00% 17.73% 12.69% 16.44% (17.70)% 15.25%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.65% 1.62% 1.71% 1.75% 1.85% 1.85%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.23% 1.24% 1.27% 1.27% 1.25%
h
1.21%
Net investment income
c
............... 0.07% 1.15% 0.98% 1.29% 0.53% 0.62%
Supplemental data
Net assets, end of period (000’s) ........ $9,462 $9,070 $8,041 $7,737 $6,697 $7,989
Portfolio turnover rate ................ 25.52% 24.11% 31.39% 26.09% 30.11% 86.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.13 $14.48 $13.15 $11.50 $14.41 $15.28
Income from investment operations
a
:
Net investment income
b ,c
............ 0.05 0.28 0.22 0.21 0.12 0.18
Net realized and unrealized gains (losses) 1.44 2.32 1.51 1.73 (2.62) 2.21
Total from investment operations ........ 1.49 2.60 1.73 1.94 (2.50) 2.39
Less distributions from:
Net investment income .............. (—)
d
(0.31) (0.26) (0.25) (0.06) (0.38)
Net realized gains ................. (0.47) (0.64) (0.14) (0.04) (0.35) (2.88)
Total distributions ................... (0.47) (0.95) (0.40) (0.29) (0.41) (3.26)
Net asset value, end of period .......... $17.15 $16.13 $14.48 $13.15 $11.50 $14.41
Total return
e
....................... 9.26% 18.35% 13.22% 17.00% (17.29)% 15.78%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.12% 1.21% 1.24% 1.35% 1.35%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.74% 0.74% 0.77% 0.77% 0.75%
h
0.71%
Net investment income
c
............... 0.59% 1.80% 1.51% 1.75% 0.96% 1.09%
Supplemental data
Net assets, end of period (000’s) ........ $3,007 $2,395 $1,260 $1,121 $1,114 $1,806
Portfolio turnover rate ................ 25.52% 24.11% 31.39% 26.09% 30.11% 86.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.33 $14.63 $13.28 $11.60 $14.54 $15.40
Income from investment operations
a
:
Net investment income
b ,c
............ 0.10 0.35 0.30 0.30 0.19 0.17
Net realized and unrealized gains (losses) 1.45 2.37 1.53 1.74 (2.64) 2.33
Total from investment operations ........ 1.55 2.72 1.83 2.04 (2.45) 2.50
Less distributions from:
Net investment income .............. (—)
d
(0.38) (0.34) (0.32) (0.14) (0.48)
Net realized gains ................. (0.47) (0.64) (0.14) (0.04) (0.35) (2.88)
Total distributions ................... (0.47) (1.02) (0.48) (0.36) (0.49) (3.36)
Net asset value, end of period .......... $17.41 $16.33 $14.63 $13.28 $11.60 $14.54
Total return
e
....................... 9.52% 18.99% 13.85% 17.76% (16.86)% 16.42%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.65% 0.59% 0.59% 0.57% 0.49%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.18% 0.19% 0.22% 0.22% 0.20%
h
0.14%
Net investment income
c
............... 1.14% 2.24% 2.08% 2.40% 1.54% 1.01%
Supplemental data
Net assets, end of period (000’s) ........ $541 $462 $339 $272 $213 $310
Portfolio turnover rate ................ 25.52% 24.11% 31.39% 26.09% 30.11% 86.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.28 $14.59 $13.25 $11.58 $14.52 $15.37
Income from investment operations
a
:
Net investment income
b ,c
............ 0.09 0.36 0.29 0.29 0.19 0.29
Net realized and unrealized gains (losses) 1.46 2.35 1.53 1.73 (2.65) 2.21
Total from investment operations ........ 1.55 2.71 1.82 2.02 (2.46) 2.50
Less distributions from:
Net investment income .............. (—)
d
(0.38) (0.34) (0.31) (0.13) (0.47)
Net realized gains ................. (0.47) (0.64) (0.14) (0.04) (0.35) (2.88)
Total distributions ................... (0.47) (1.02) (0.48) (0.35) (0.48) (3.35)
Net asset value, end of period .......... $17.36 $16.28 $14.59 $13.25 $11.58 $14.52
Total return
e
....................... 9.55% 18.93% 13.75% 17.65% (16.87)% 16.40%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.62% 0.71% 0.74% 0.85% 0.86%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.24% 0.24% 0.27% 0.27% 0.25%
h
0.22%
Net investment income
c
............... 1.04% 2.29% 2.02% 2.35% 1.54% 1.75%
Supplemental data
Net assets, end of period (000’s) ........ $2,694 $2,685 $1,649 $1,430 $1,156 $937
Portfolio turnover rate ................ 25.52% 24.11% 31.39% 26.09% 30.11% 86.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 28,612 $ 792,266
Domestic Equity 51.4%
a
Franklin Growth Fund , Class R6 ........................................ 28,369 4,076,071
a
Franklin U.S. Core Equity (IU) Fund ..................................... 697,880 14,913,702
a
Franklin U.S. Equity Index ETF ......................................... 139,550 9,112,615
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 63,942 5,005,380
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 43,237 3,823,472
a
Putnam Large Cap Value Fund , Class R6 ................................. 122,190 5,289,591
a
Putnam U.S. Research Fund , Class R6 ................................... 6,605 423,267
42,644,098
Domestic Fixed Income 19.2%
a
Franklin High Yield Corporate ETF ...................................... 53,623 1,302,503
a
Franklin Investment Grade Corporate ETF ................................. 166,628 3,572,504
a
Franklin U.S. Core Bond ETF .......................................... 359,752 7,698,693
a
Franklin U.S. Treasury Bond ETF ....................................... 164,871 3,343,584
15,917,284
Foreign Equity 27.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 315,260 5,214,394
a
Franklin FTSE Japan ETF ............................................. 63,700 2,532,075
a
Franklin International Core Equity (IU) Fund ............................... 604,959 9,110,687
iShares Core MSCI EAFE ETF ......................................... 19,484 1,881,765
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 100,206 3,617,425
22,356,346
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 58,326,187 ) ................................................................
81,709,994
a a a a
Short Term Investments 1.7%
a
Money Market Funds 1.7%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 1,436,098 1,436,098
Total Money Market Funds (Cost $ 1,436,098 ) ...................................
1,436,098
Total Short Term Investments (Cost $ 1,436,098 ) .................................
1,436,098
a
Total Investments (Cost $ 59,762,285 ) 100.2% ...................................
$83,146,092
Other Assets, less Liabilities (0.2) % ...........................................
(165,358)
Net Assets 100.0% ...........................................................
$82,980,734
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.38 $15.48 $13.90 $12.00 $15.19 $15.80
Income from investment operations
a
:
Net investment income
b ,c
............ 0.04 0.27 0.23 0.25 0.14 0.23
Net realized and unrealized gains (losses) 1.74 2.78 1.81 1.97 (2.84) 2.45
Total from investment operations ........ 1.78 3.05 2.04 2.22 (2.70) 2.68
Less distributions from:
Net investment income .............. (—)
d
(0.33) (0.32) (0.25) (0.08) (0.45)
Net realized gains ................. (0.58) (0.82) (0.14) (0.07) (0.41) (2.84)
Total distributions ................... (0.58) (1.15) (0.46) (0.32) (0.49) (3.29)
Net asset value, end of period .......... $18.58 $17.38 $15.48 $13.90 $12.00 $15.19
Total return
e
....................... 10.21% 20.16% 14.69% 18.65% (17.67)% 17.06%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.79% 0.84% 0.89% 0.91% 0.91%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.53% 0.50% 0.52% 0.51% 0.50%
h
0.46%
Net investment income
c
............... 0.50% 1.64% 1.52% 1.93% 1.13% 1.32%
Supplemental data
Net assets, end of period (000’s) ........ $113,709 $103,545 $87,733 $75,190 $62,061 $72,764
Portfolio turnover rate ................ 24.61% 22.67% 30.84% 28.98% 26.96% 70.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.56 $14.81 $13.31 $11.51 $14.61 $15.33
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.02) 0.14 0.11 0.14 0.04 0.08
Net realized and unrealized gains (losses) 1.65 2.64 1.74 1.89 (2.71) 2.38
Total from investment operations ........ 1.63 2.78 1.85 2.03 (2.67) 2.46
Less distributions from:
Net investment income .............. (—)
d
(0.21) (0.21) (0.16) (0.02) (0.34)
Net realized gains ................. (0.58) (0.82) (0.14) (0.07) (0.41) (2.84)
Total distributions ................... (0.58) (1.03) (0.35) (0.23) (0.43) (3.18)
Net asset value, end of period .......... $17.61 $16.56 $14.81 $13.31 $11.51 $14.61
Total return
e
....................... 9.81% 19.29% 13.89% 17.71% (18.25)% 16.10%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.56% 1.54% 1.59% 1.64% 1.66% 1.66%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.28% 1.25% 1.28% 1.26% 1.25%
h
1.21%
Net investment income (loss)
c
.......... (0.26)% 0.88% 0.74% 1.14% 0.36% 0.48%
Supplemental data
Net assets, end of period (000’s) ........ $12,912 $12,693 $11,573 $11,414 $10,537 $13,509
Portfolio turnover rate ................ 24.61% 22.67% 30.84% 28.98% 26.96% 70.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.25 $15.38 $13.82 $11.93 $15.11 $15.74
Income from investment operations
a
:
Net investment income
b ,c
............ 0.02 0.24 0.18 0.21 0.10 0.19
Net realized and unrealized gains (losses) 1.73 2.74 1.80 1.97 (2.81) 2.43
Total from investment operations ........ 1.75 2.98 1.98 2.18 (2.71) 2.62
Less distributions from:
Net investment income .............. (—)
d
(0.29) (0.28) (0.22) (0.06) (0.41)
Net realized gains ................. (0.58) (0.82) (0.14) (0.07) (0.41) (2.84)
Total distributions ................... (0.58) (1.11) (0.42) (0.29) (0.47) (3.25)
Net asset value, end of period .......... $18.42 $17.25 $15.38 $13.82 $11.93 $15.11
Total return
e
....................... 10.11% 19.88% 14.35% 18.39% (17.87)% 16.73%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.07% 1.04% 1.09% 1.14% 1.16% 1.16%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.78% 0.75% 0.77% 0.76% 0.75%
h
0.71%
Net investment income
c
............... 0.26% 1.44% 1.20% 1.63% 0.81% 1.08%
Supplemental data
Net assets, end of period (000’s) ........ $3,004 $2,111 $1,574 $2,009 $2,178 $3,348
Portfolio turnover rate ................ 24.61% 22.67% 30.84% 28.98% 26.96% 70.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.28 $16.22 $14.54 $12.55 $15.34 $15.93
Income from investment operations
a
:
Net investment income
b ,c
............ 0.08 0.35 0.31 0.34 0.24 0.15
Net realized and unrealized gains (losses) 1.83 2.90 1.87 2.01 (2.81) 2.60
Total from investment operations ........ 1.91 3.25 2.18 2.35 (2.57) 2.75
Less distributions from:
Net investment income .............. (—)
d
(0.37) (0.36) (0.29) (0.11) (0.50)
Net realized gains ................. (0.58) (0.82) (0.14) (0.07) (0.41) (2.84)
Total distributions ................... (0.58) (1.19) (0.50) (0.36) (0.52) (3.34)
Capital contributions ................. — — — — 0.30 —
Net asset value, end of period .......... $19.61 $18.28 $16.22 $14.54 $12.55 $15.34
Total return
e
....................... 10.42% 20.52% 15.05% 18.88% (14.60)%
f
17.37%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 0.49% 0.49% 0.50% 0.67% 1.25% 0.41%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.23% 0.20% 0.23% 0.21% 0.19% 0.14%
Net investment income
c
............... 0.82% 2.02% 1.93% 2.50% 1.85% 0.87%
Supplemental data
Net assets, end of period (000’s) ........ $1,727 $1,333 $798 $140 $15 $4
Portfolio turnover rate ................ 24.61% 22.67% 30.84% 28.98% 26.96% 70.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.64)%.
g
Ratios are annualized for periods less than one year.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.61 $15.67 $14.06 $12.14 $15.34 $15.93
Income from investment operations
a
:
Net investment income
b ,c
............ 0.07 0.32 0.27 0.28 0.18 0.28
Net realized and unrealized gains (losses) 1.77 2.80 1.84 1.99 (2.86) 2.46
Total from investment operations ........ 1.84 3.12 2.11 2.27 (2.68) 2.74
Less distributions from:
Net investment income .............. (—)
d
(0.36) (0.36) (0.28) (0.11) (0.49)
Net realized gains ................. (0.58) (0.82) (0.14) (0.07) (0.41) (2.84)
Total distributions ................... (0.58) (1.18) (0.50) (0.35) (0.52) (3.33)
Net asset value, end of period .......... $18.87 $17.61 $15.67 $14.06 $12.14 $15.34
Total return
e
....................... 10.42% 20.43% 15.01% 18.88% (17.40)% 17.32%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.54% 0.59% 0.64% 0.66% 0.67%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.28% 0.25% 0.27% 0.26% 0.25%
h
0.22%
Net investment income
c
............... 0.75% 1.93% 1.77% 2.17% 1.37% 1.63%
Supplemental data
Net assets, end of period (000’s) ........ $3,008 $2,608 $1,895 $1,574 $1,279 $1,584
Portfolio turnover rate ................ 24.61% 22.67% 30.84% 28.98% 26.96% 70.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
See Abbreviations on page 105 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 46,684 $ 1,292,680
Domestic Equity 57.2%
a
Franklin Growth Fund , Class R6 ........................................ 51,096 7,341,424
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,256,925 26,860,481
a
Franklin U.S. Equity Index ETF ......................................... 251,350 16,413,155
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 115,192 9,017,230
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 77,874 6,886,389
a
Putnam Large Cap Value Fund , Class R6 ................................. 220,069 9,526,775
a
Putnam U.S. Research Fund , Class R6 ................................... 11,896 762,322
76,807,776
Domestic Fixed Income 10.4%
a
Franklin U.S. Core Bond ETF .......................................... 656,011 14,038,635
Foreign Equity 29.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 567,914 9,393,298
a
Franklin FTSE Japan ETF ............................................. 114,725 4,560,319
a
Franklin International Core Equity (IU) Fund ............................... 1,089,513 16,408,072
iShares Core MSCI EAFE ETF ......................................... 35,077 3,387,737
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 180,512 6,516,493
40,265,919
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 88,905,677 ) ................................................................
132,405,010
a a a a
Short Term Investments 1.7%
a
Money Market Funds 1.7%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 2,272,083 2,272,083
Total Money Market Funds (Cost $ 2,272,083 ) ...................................
2,272,083
Total Short Term Investments (Cost $ 2,272,083 ) .................................
2,272,083
a
Total Investments (Cost $ 91,177,760 ) 100.2% ...................................
$134,677,093
Other Assets, less Liabilities (0.2) % ...........................................
(316,944)
Net Assets 100.0% ...........................................................
$134,360,149
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.33 $15.25 $13.52 $11.55 $14.60 $15.76
Income from investment operations
a
:
Net investment income
b ,c
............ 0.03 0.25 0.22 0.23 0.14 0.24
Net realized and unrealized gains (losses) 1.87 2.90 1.88 1.97 (2.71) 2.51
Total from investment operations ........ 1.90 3.15 2.10 2.20 (2.57) 2.75
Less distributions from:
Net investment income .............. (—)
d
(0.31) (0.33) (0.19) (0.08) (0.43)
Net realized gains ................. (0.58) (0.76) (0.04) (0.04) (0.40) (3.48)
Total distributions ................... (0.58) (1.07) (0.37) (0.23) (0.48) (3.91)
Net asset value, end of period .......... $18.65 $17.33 $15.25 $13.52 $11.55 $14.60
Total return
e
....................... 10.93% 21.17% 15.53% 19.28% (17.52)% 17.58%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.97% 0.97% 1.06% 1.16% 1.31% 1.28%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.48% 0.49% 0.52% 0.50% 0.49%
h
0.45%
Net investment income
c
............... 0.35% 1.51% 1.46% 1.89% 1.11% 1.42%
Supplemental data
Net assets, end of period (000’s) ........ $59,481 $52,763 $43,472 $31,778 $24,594 $30,413
Portfolio turnover rate ................ 27.35% 25.54% 25.21% 27.46% 43.95% 85.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.99 $14.98 $13.30 $11.37 $14.40 $15.61
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.04) 0.11 0.09 0.13 0.04 0.10
Net realized and unrealized gains (losses) 1.84 2.84 1.86 1.94 (2.66) 2.49
Total from investment operations ........ 1.80 2.95 1.95 2.07 (2.62) 2.59
Less distributions from:
Net investment income .............. (—)
d
(0.18) (0.23) (0.10) (0.01) (0.32)
Net realized gains ................. (0.58) (0.76) (0.04) (0.04) (0.40) (3.48)
Total distributions ................... (0.58) (0.94) (0.27) (0.14) (0.41) (3.80)
Net asset value, end of period .......... $18.21 $16.99 $14.98 $13.30 $11.37 $14.40
Total return
e
....................... 10.56% 20.25% 14.70% 18.38% (18.13)% 16.66%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.71% 1.72% 1.81% 1.91% 2.06% 2.02%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.23% 1.24% 1.27% 1.25% 1.24%
h
1.20%
Net investment income (loss)
c
.......... (0.40)% 0.72% 0.64% 1.10% 0.36% 0.57%
Supplemental data
Net assets, end of period (000’s) ........ $9,432 $9,176 $8,609 $7,947 $6,564 $8,038
Portfolio turnover rate ................ 27.35% 25.54% 25.21% 27.46% 43.95% 85.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.36 $15.28 $13.54 $11.57 $14.61 $15.76
Income from investment operations
a
:
Net investment income
b ,c
............ 0.01 0.20 0.17 0.20 0.10 0.17
Net realized and unrealized gains (losses) 1.88 2.90 1.90 1.97 (2.68) 2.54
Total from investment operations ........ 1.89 3.10 2.07 2.17 (2.58) 2.71
Less distributions from:
Net investment income .............. (—)
d
(0.26) (0.29) (0.16) (0.06) (0.38)
Net realized gains ................. (0.58) (0.76) (0.04) (0.04) (0.40) (3.48)
Total distributions ................... (0.58) (1.02) (0.33) (0.20) (0.46) (3.86)
Net asset value, end of period .......... $18.67 $17.36 $15.28 $13.54 $11.57 $14.61
Total return
e
....................... 10.85% 20.84% 15.29% 18.96% (17.64)% 17.23%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.23% 1.22% 1.31% 1.41% 1.56% 1.51%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.74% 0.74% 0.77% 0.75% 0.74%
h
0.70%
Net investment income
c
............... 0.11% 1.23% 1.17% 1.60% 0.84% 0.97%
Supplemental data
Net assets, end of period (000’s) ........ $3,463 $2,473 $2,261 $1,868 $1,608 $1,857
Portfolio turnover rate ................ 27.35% 25.54% 25.21% 27.46% 43.95% 85.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.53 $15.41 $13.65 $11.66 $14.72 $15.87
Income from investment operations
a
:
Net investment income
b ,c
............ 0.06 0.31 0.31 0.34 0.20 0.14
Net realized and unrealized gains (losses) 1.89 2.92 1.86 1.92 (2.76) 2.68
Total from investment operations ........ 1.95 3.23 2.17 2.26 (2.56) 2.82
Less distributions from:
Net investment income .............. (—)
d
(0.35) (0.37) (0.23) (0.12) (0.49)
Net realized gains ................. (0.58) (0.76) (0.04) (0.04) (0.40) (3.48)
Total distributions ................... (0.58) (1.11) (0.41) (0.27) (0.52) (3.97)
Capital contributions ................. — — — — 0.02 —
Net asset value, end of period .......... $18.90 $17.53 $15.41 $13.65 $11.66 $14.72
Total return
e
....................... 11.09% 21.51% 15.92% 19.60% (17.18)%
f
17.84%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.96% 0.92% 0.78% 0.43% 0.51%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.19% 0.19% 0.21% 0.21% 0.19%
i
0.14%
Net investment income
c
............... 0.66% 1.87% 2.05% 2.69% 1.66% 0.85%
Supplemental data
Net assets, end of period (000’s) ........ $415 $345 $222 $91 $5 $2
Portfolio turnover rate ................ 27.35% 25.54% 25.21% 27.46% 43.95% 85.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.32)%.
g
Ratios are annualized for periods less than one year.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.51 $15.40 $13.64 $11.65 $14.72 $15.87
Income from investment operations
a
:
Net investment income
b ,c
............ 0.06 0.29 0.25 0.27 0.17 0.28
Net realized and unrealized gains (losses) 1.90 2.92 1.91 1.98 (2.73) 2.53
Total from investment operations ........ 1.96 3.21 2.16 2.25 (2.56) 2.81
Less distributions from:
Net investment income .............. (—)
d
(0.34) (0.36) (0.22) (0.11) (0.48)
Net realized gains ................. (0.58) (0.76) (0.04) (0.04) (0.40) (3.48)
Total distributions ................... (0.58) (1.10) (0.40) (0.26) (0.51) (3.96)
Net asset value, end of period .......... $18.89 $17.51 $15.40 $13.64 $11.65 $14.72
Total return
e
....................... 11.10% 21.48% 15.87% 19.56% (17.30)% 17.77%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.72% 0.81% 0.91% 1.06% 1.03%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.24% 0.24% 0.27% 0.25% 0.25%
h
0.20%
Net investment income
c
............... 0.61% 1.75% 1.68% 2.16% 1.41% 1.62%
Supplemental data
Net assets, end of period (000’s) ........ $1,814 $1,531 $1,655 $1,330 $978 $942
Portfolio turnover rate ................ 27.35% 25.54% 25.21% 27.46% 43.95% 85.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 26,338 $ 729,299
Domestic Equity 61.4%
a
Franklin Growth Fund , Class R6 ........................................ 30,484 4,379,907
a
Franklin U.S. Core Equity (IU) Fund ..................................... 749,887 16,025,081
a
Franklin U.S. Equity Index ETF ......................................... 149,955 9,792,061
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 68,712 5,378,775
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 46,460 4,108,436
a
Putnam Large Cap Value Fund , Class R6 ................................. 131,294 5,683,728
a
Putnam U.S. Research Fund , Class R6 ................................... 7,097 454,806
45,822,794
Domestic Fixed Income 3.9%
a
Franklin U.S. Core Bond ETF .......................................... 136,184 2,914,338
Foreign Equity 32.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 338,778 5,603,394
a
Franklin FTSE Japan ETF ............................................. 68,450 2,720,887
a
Franklin International Core Equity (IU) Fund ............................... 649,965 9,788,480
iShares Core MSCI EAFE ETF ......................................... 20,932 2,021,613
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 107,681 3,887,285
24,021,659
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 49,033,066 ) ................................................................
73,488,090
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.8%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 1,347,008 1,347,008
Total Money Market Funds (Cost $ 1,347,008 ) ...................................
1,347,008
Total Short Term Investments (Cost $ 1,347,008 ) .................................
1,347,008
a
Total Investments (Cost $ 50,380,074 ) 100.3% ...................................
$74,835,098
Other Assets, less Liabilities (0.3) % ...........................................
(231,570)
Net Assets 100.0% ...........................................................
$74,603,528
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.81 $13.81 $12.23 $10.48 $13.21 $13.41
Income from investment operations
a
:
Net investment income
b ,c
............ 0.02 0.22 0.19 0.21 0.13 0.20
Net realized and unrealized gains (losses) 1.76 2.68 1.73 1.79 (2.46) 2.12
Total from investment operations ........ 1.78 2.90 1.92 2.00 (2.33) 2.32
Less distributions from:
Net investment income .............. (—)
d
(0.27) (0.29) (0.17) (0.07) (0.40)
Net realized gains ................. (0.53) (0.63) (0.05) (0.08) (0.33) (2.12)
Total distributions ................... (0.53) (0.90) (0.34) (0.25) (0.40) (2.52)
Net asset value, end of period .......... $17.06 $15.81 $13.81 $12.23 $10.48 $13.21
Total return
e
....................... 11.26% 21.49% 15.73% 19.32% (17.54)% 17.34%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.14% 1.12% 1.23% 1.43% 1.65% 1.79%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.48% 0.49% 0.52% 0.50%
h
0.49%
h
0.46%
h
Net investment income
c
............... 0.27% 1.49% 1.40% 1.90% 1.16% 1.38%
Supplemental data
Net assets, end of period (000’s) ........ $47,892 $41,843 $30,422 $24,201 $17,210 $17,727
Portfolio turnover rate ................ 24.87% 22.11% 27.08% 29.62% 28.43% 87.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.34 $13.43 $11.92 $10.22 $12.92 $13.18
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.04) 0.10 0.08 0.12 0.05 0.09
Net realized and unrealized gains (losses) 1.70 2.60 1.69 1.75 (2.41) 2.08
Total from investment operations ........ 1.66 2.70 1.77 1.87 (2.36) 2.17
Less distributions from:
Net investment income .............. (—)
d
(0.16) (0.21) (0.09) (0.01) (0.31)
Net realized gains ................. (0.53) (0.63) (0.05) (0.08) (0.33) (2.12)
Total distributions ................... (0.53) (0.79) (0.26) (0.17) (0.34) (2.43)
Net asset value, end of period .......... $16.47 $15.34 $13.43 $11.92 $10.22 $12.92
Total return
e
....................... 10.82% 20.61% 14.86% 18.48% (18.19)% 16.49%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.88% 1.86% 1.98% 2.19% 2.40% 2.54%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.23% 1.24% 1.27% 1.25%
h
1.24%
h
1.21%
h
Net investment income (loss)
c
.......... (0.49)% 0.70% 0.62% 1.12% 0.42% 0.60%
Supplemental data
Net assets, end of period (000’s) ........ $9,140 $8,774 $7,828 $7,243 $5,880 $6,236
Portfolio turnover rate ................ 24.87% 22.11% 27.08% 29.62% 28.43% 87.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.71 $13.73 $12.16 $10.42 $13.15 $13.36
Income from investment operations
a
:
Net investment income
b ,c
............ —
d
0.18 0.16 0.18 0.10 0.17
Net realized and unrealized gains (losses) 1.75 2.66 1.72 1.79 (2.45) 2.10
Total from investment operations ........ 1.75 2.84 1.88 1.97 (2.35) 2.27
Less distributions from:
Net investment income .............. (—)
d
(0.23) (0.26) (0.15) (0.05) (0.36)
Net realized gains ................. (0.53) (0.63) (0.05) (0.08) (0.33) (2.12)
Total distributions ................... (0.53) (0.86) (0.31) (0.23) (0.38) (2.48)
Net asset value, end of period .......... $16.93 $15.71 $13.73 $12.16 $10.42 $13.15
Total return
e
....................... 11.14% 21.19% 15.47% 19.07% (17.79)% 17.07%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.36% 1.47% 1.68% 1.89% 2.04%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.73% 0.74% 0.77% 0.75%
h
0.74%
h
0.71%
h
Net investment income
c
............... 0.03% 1.22% 1.17% 1.64% 0.94% 1.16%
Supplemental data
Net assets, end of period (000’s) ........ $2,484 $2,108 $1,684 $1,321 $996 $936
Portfolio turnover rate ................ 24.87% 22.11% 27.08% 29.62% 28.43% 87.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.19 $14.12 $12.49 $10.69 $13.24 $13.43
Income from investment operations
a
:
Net investment income
b ,c
............ 0.05 0.29 0.27 0.31 0.15 0.13
Net realized and unrealized gains (losses) 1.81 2.72 1.74 1.77 (2.44) 2.24
Total from investment operations ........ 1.86 3.01 2.01 2.08 (2.29) 2.37
Less distributions from:
Net investment income .............. (—)
d
(0.31) (0.33) (0.20) (0.09) (0.44)
Net realized gains ................. (0.53) (0.63) (0.05) (0.08) (0.33) (2.12)
Total distributions ................... (0.53) (0.94) (0.38) (0.28) (0.42) (2.56)
Capital contributions ................. — — — — 0.16 —
Net asset value, end of period .......... $17.52 $16.19 $14.12 $12.49 $10.69 $13.24
Total return
e
....................... 11.49% 21.79% 16.13% 19.74% (15.90)%
f
17.72%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 1.31% 1.97% 1.90% 2.37% 0.59% 0.67%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.18% 0.19% 0.22% 0.20%
i
0.15%
i
0.12%
i
Net investment income
c
............... 0.59% 1.91% 1.96% 2.64% 1.29% 0.87%
Supplemental data
Net assets, end of period (000’s) ........ $211 $188 $76 $27 $4 $8
Portfolio turnover rate ................ 24.87% 22.11% 27.08% 29.62% 28.43% 87.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.14)%.
g
Ratios are annualized for periods less than one year.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.86 $13.84 $12.25 $10.50 $13.22 $13.42
Income from investment operations
a
:
Net investment income
b ,c
............ 0.04 0.26 0.23 0.23 0.16 0.24
Net realized and unrealized gains (losses) 1.77 2.69 1.73 1.80 (2.46) 2.11
Total from investment operations ........ 1.81 2.95 1.96 2.03 (2.30) 2.35
Less distributions from:
Net investment income .............. (—)
d
(0.30) (0.32) (0.20) (0.09) (0.43)
Net realized gains ................. (0.53) (0.63) (0.05) (0.08) (0.33) (2.12)
Total distributions ................... (0.53) (0.93) (0.37) (0.28) (0.42) (2.55)
Net asset value, end of period .......... $17.14 $15.86 $13.84 $12.25 $10.50 $13.22
Total return
e
....................... 11.41% 21.83% 16.07% 19.56% (17.30)% 17.60%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.89% 0.87% 0.98% 1.21% 1.39% 1.54%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.23% 0.24% 0.27% 0.25%
h
0.24%
h
0.21%
h
Net investment income
c
............... 0.51% 1.76% 1.68% 2.05% 1.43% 1.61%
Supplemental data
Net assets, end of period (000’s) ........ $1,205 $1,120 $809 $579 $519 $505
Portfolio turnover rate ................ 24.87% 22.11% 27.08% 29.62% 28.43% 87.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.4%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 20,788 $ 575,620
Domestic Equity 63.5%
a
Franklin Growth Fund , Class R6 ........................................ 25,719 3,695,318
a
Franklin U.S. Core Equity (IU) Fund ..................................... 632,676 13,520,295
a
Franklin U.S. Equity Index ETF ......................................... 126,500 8,260,450
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 57,974 4,538,205
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 39,199 3,466,327
a
Putnam Large Cap Value Fund , Class R6 ................................. 110,771 4,795,276
a
Putnam U.S. Research Fund , Class R6 ................................... 5,988 383,713
38,659,584
Domestic Fixed Income 0.7%
a
Franklin U.S. Core Bond ETF .......................................... 21,096 451,454
Foreign Equity 33.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 286,042 4,731,128
a
Franklin FTSE Japan ETF ............................................. 57,750 2,295,562
a
Franklin International Core Equity (IU) Fund ............................... 548,458 8,259,783
iShares Core MSCI EAFE ETF ......................................... 17,655 1,705,120
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 90,919 3,282,163
20,273,756
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 41,039,118 ) ................................................................
59,960,414
a a a a
Short Term Investments 1.7%
a
Money Market Funds 1.7%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 1,034,570 1,034,570
Total Money Market Funds (Cost $ 1,034,570 ) ...................................
1,034,570
Total Short Term Investments (Cost $ 1,034,570 ) .................................
1,034,570
a
Total Investments (Cost $ 42,073,688 ) 100.1% ...................................
$60,994,984
Other Assets, less Liabilities (0.1) % ...........................................
(63,929)
Net Assets 100.0% ...........................................................
$60,931,055
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.71 $11.88 $10.48 $9.00 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c ,d
............ 0.02 0.20 0.17 0.19 0.14 0.27
Net realized and unrealized gains (losses) 1.52 2.28 1.48 1.49 (2.15) 1.58
Total from investment operations ........ 1.54 2.48 1.65 1.68 (2.01) 1.85
Less distributions from:
Net investment income .............. (—)
e
(0.22) (0.22) (0.17) (0.07) (0.32)
Net realized gains ................. (0.41) (0.43) (0.03) (0.03) (0.18) (0.27)
Total distributions ................... (0.41) (0.65) (0.25) (0.20) (0.25) (0.59)
Net asset value, end of period .......... $14.84 $13.71 $11.88 $10.48 $9.00 $11.26
Total return
f
........................ 11.21% 21.30% 15.71% 18.80% (17.81)% 18.52%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 2.01% 2.54% 2.63% 4.63% 7.64% 13.83%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.48% 0.49% 0.52% 0.51%
i
0.44%
i
0.21%
Net investment income
d
............... 0.30% 1.54% 1.49% 1.93% 1.47% 2.34%
Supplemental data
Net assets, end of period (000’s) ........ $12,153 $9,584 $5,929 $3,364 $1,631 $325
Portfolio turnover rate ................ 22.81% 19.70% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.63 $11.82 $10.45 $8.99 $11.25 $10.00
Income from investment operations
b
:
Net investment income (loss)
c ,d
........ (0.03) 0.10 0.08 0.13 0.07 0.28
Net realized and unrealized gains (losses) 1.50 2.28 1.47 1.47 (2.13) 1.56
Total from investment operations ........ 1.47 2.38 1.55 1.60 (2.06) 1.84
Less distributions from:
Net investment income .............. (—)
e
(0.14) (0.15) (0.11) (0.02) (0.32)
Net realized gains ................. (0.41) (0.43) (0.03) (0.03) (0.18) (0.27)
Total distributions ................... (0.41) (0.57) (0.18) (0.14) (0.20) (0.59)
Net asset value, end of period .......... $14.69 $13.63 $11.82 $10.45 $8.99 $11.25
Total return
f
........................ 10.76% 20.52% 14.79% 17.90% (18.23)% 18.43%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 2.75% 3.29% 3.39% 5.05% 8.76% 14.00%
Expenses net of waiver and payments by
affiliates
h
.......................... 1.23% 1.24% 1.27% 1.27%
i
1.10%
i
0.21%
Net investment income (loss)
d
.......... (0.47)% 0.77% 0.73% 1.32% 0.80% 2.49%
Supplemental data
Net assets, end of period (000’s) ........ $1,358 $1,139 $767 $475 $176 $68
Portfolio turnover rate ................ 22.81% 19.70% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.69 $11.86 $10.48 $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c ,d
............ —
e
0.17 0.17 0.16 0.09 0.23
Net realized and unrealized gains (losses) 1.51 2.29 1.43 1.49 (2.11) 1.61
Total from investment operations ........ 1.51 2.46 1.60 1.65 (2.02) 1.84
Less distributions from:
Net investment income .............. (—)
e
(0.20) (0.19) (0.14) (0.05) (0.32)
Net realized gains ................. (0.41) (0.43) (0.03) (0.03) (0.18) (0.27)
Total distributions ................... (0.41) (0.63) (0.22) (0.17) (0.23) (0.59)
Net asset value, end of period .......... $14.79 $13.69 $11.86 $10.48 $9.00 $11.25
Total return
f
........................ 11.00% 21.15% 15.29% 18.54% (17.91)% 18.42%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 2.27% 2.79% 2.67% 4.79% 7.79% 12.86%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.73% 0.74% 0.77% 0.76%
i
0.61%
i
0.21%
Net investment income
d
............... 0.05% 1.33% 1.45% 1.68% 1.00% 2.02%
Supplemental data
Net assets, end of period (000’s) ........ $315 $226 $121 $54 $32 $37
Portfolio turnover rate ................ 22.81% 19.70% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.76 $11.91 $10.50 $9.02 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c ,d
............ 0.04 0.27 0.20 0.20 0.13 0.16
Net realized and unrealized gains (losses) 1.53 2.26 1.49 1.50 (2.13) 1.69
Total from investment operations ........ 1.57 2.53 1.69 1.70 (2.00) 1.85
Less distributions from:
Net investment income .............. (—)
e
(0.25) (0.25) (0.19) (0.08) (0.32)
Net realized gains ................. (0.41) (0.43) (0.03) (0.03) (0.18) (0.27)
Total distributions ................... (0.41) (0.68) (0.28) (0.22) (0.26) (0.59)
Capital contributions ................. — — — — 0.02 —
Net asset value, end of period .......... $14.92 $13.76 $11.91 $10.50 $9.02 $11.26
Total return
f
........................ 11.39% 21.68% 16.08% 19.08% (17.45)%
g
18.56%
Ratios to average net assets
h
Expenses before waiver and payments by
affiliates .......................... 1.81% 3.15% 2.52% 4.35% 6.87% 13.90%
Expenses net of waiver and payments by
affiliates
i
.......................... 0.18% 0.19% 0.22% 0.21% 0.20%
j
0.15%
Net investment income
d
............... 0.60% 2.03% 1.75% 2.10% 1.39% 1.38%
Supplemental data
Net assets, end of period (000’s) ........ $101 $79 $16 $11 $9 $11
Portfolio turnover rate ................ 22.81% 19.70% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.62)%.
h
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
i
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
j
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.72 $11.88 $10.48 $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c ,d
............ 0.04 0.22 0.19 0.20 0.13 0.20
Net realized and unrealized gains (losses) 1.52 2.30 1.48 1.50 (2.12) 1.64
Total from investment operations ........ 1.56 2.52 1.67 1.70 (1.99) 1.84
Less distributions from:
Net investment income .............. (—)
e
(0.25) (0.24) (0.19) (0.08) (0.32)
Net realized gains ................. (0.41) (0.43) (0.03) (0.03) (0.18) (0.27)
Total distributions ................... (0.41) (0.68) (0.27) (0.22) (0.26) (0.59)
Net asset value, end of period .......... $14.87 $13.72 $11.88 $10.48 $9.00 $11.25
Total return
f
........................ 11.35% 21.60% 15.96% 19.07% (17.59)% 18.41%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 1.75% 2.30% 2.50% 4.51% 7.40% 14.59%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.23% 0.24% 0.27% 0.25%
i
0.25%
i
0.20%
Net investment income
d
............... 0.54% 1.74% 1.63% 2.06% 1.35% 1.75%
Supplemental data
Net assets, end of period (000’s) ........ $1,986 $1,642 $1,239 $1,054 $888 $1,096
Portfolio turnover rate ................ 22.81% 19.70% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2026
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.1%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 5,019 $ 138,976
Domestic Equity 63.3%
a
Franklin Growth Fund , Class R6 ........................................ 6,702 962,978
a
Franklin U.S. Core Equity (IU) Fund ..................................... 164,876 3,523,393
a
Franklin U.S. Equity Index ETF ......................................... 32,950 2,151,635
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 15,105 1,182,419
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 10,215 903,300
a
Putnam Large Cap Value Fund , Class R6 ................................. 28,868 1,249,676
a
Putnam U.S. Research Fund , Class R6 ................................... 1,561 99,998
10,073,399
Domestic Fixed Income 0.7%
a
Franklin U.S. Core Bond ETF .......................................... 5,475 117,165
Foreign Equity 33.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 74,541 1,232,911
a
Franklin FTSE Japan ETF ............................................. 15,050 598,237
a
Franklin International Core Equity (IU) Fund ............................... 142,931 2,152,534
iShares Core MSCI EAFE ETF ......................................... 4,589 443,206
a
Templeton Emerging Markets Equity Fund , Class R6 ......................... 23,693 855,310
5,282,198
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 12,126,765 ) ................................................................
15,611,738
a a a a
Short Term Investments 2.1%
a
Money Market Funds 2.1%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 333,534 333,534
Total Money Market Funds (Cost $ 333,534 ) .....................................
333,534
Total Short Term Investments (Cost $ 333,534 ) ..................................
333,534
a
Total Investments (Cost $ 12,460,299 ) 100.2% ...................................
$15,945,272
Other Assets, less Liabilities (0.2) % ...........................................
(31,659)
Net Assets 100.0% ...........................................................
$15,913,613
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $6,382,167 $722,349 $3,143,939 $2,492,531
Cost - Non-controlled affiliates (Note 3 f ) ..... 34,570,988 20,961,616 87,580,793 67,799,738
Value - Unaffiliated issuers ............... $7,617,429 $740,421 $3,254,772 $2,599,112
Value - Non-controlled affiliates (Note 3 f ) ..... 36,524,416 25,000,897 110,120,488 88,354,293
Receivables:
Investment securities sold ................ — 528,146 2,763,256 2,531,269
Capital shares sold ..................... 17,485 690 9,250 117,217
Dividends ............................ 68,664 6,178 32,773 30,711
Affiliates ............................. 52,871 36,089 24,590 45,748
Total assets ....................... 44,280,865 26,312,421 116,205,129 93,678,350
Liabilities:
Payables:
Investment securities purchased ........... — 543,966 2,845,978 2,641,554
Capital shares redeemed ................ 48,838 2,125 90,573 100,950
Distribution fees ....................... 10,602 6,340 29,489 25,043
Transfer agent fees ..................... 9,741 4,987 27,878 21,400
Reports to shareholders fees ............. 6,696 3,551 8,300 6,902
Professional fees ...................... 23,295 17,677 17,520 17,550
Trustees' fees and expenses .............. 169 152 191 139
Accrued expenses and other liabilities ........ 1,314 592 1,214 880
Total liabilities ...................... 100,655 579,390 3,021,143 2,814,418
Net assets, at value .............. $44,180,210 $25,733,031 $113,183,986 $90,863,932
Net assets consist of:
Paid-in capital .......................... $45,209,852 $21,662,842 $87,956,987 $68,540,033
Total distributable earnings (losses) .......... (1,029,642) 4,070,189 25,226,999 22,323,899
Net assets, at value .............. $44,180,210 $25,733,031 $113,183,986 $90,863,932

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Class A:
Net assets, at value .................... $37,612,074 $22,918,065 $97,551,793 $72,433,743
Shares outstanding ..................... 3,361,911 1,731,199 6,865,814 4,512,475
Net asset value per share
a,b
............... $11.19 $13.24 $14.21 $16.05
Maximum offering price per share (net asset
value per share ÷ 94.50%)
b
............... $11.84 $14.01 $15.04 $16.98
Class C:
Net assets, at value .................... $2,731,559 $1,785,580 $10,665,627 $11,321,963
Shares outstanding ..................... 247,244 136,549 772,913 722,251
Net asset value and maximum offering price per
share
a,b
.............................. $11.05 $13.08 $13.80 $15.68
Class R:
Net assets, at value .................... $1,312,534 $363,063 $1,739,507 $2,466,558
Shares outstanding ..................... 117,760 27,446 123,162 154,402
Net asset value and maximum offering price per
share
b
............................... $11.15 $13.23 $14.12 $15.97
Class R6:
Net assets, at value .................... $125,111 $8,038 $113,794 $96,704
Shares outstanding ..................... 11,121 588 7,953 5,923
Net asset value and maximum offering price per
share
b
............................... $11.25 $13.67 $14.31 $16.33
Advisor Class:
Net assets, at value .................... $2,398,932 $658,285 $3,113,265 $4,544,964
Shares outstanding ..................... 213,549 49,453 218,044 281,161
Net asset value and maximum offering price per
share
b
............................... $11.23 $13.31 $14.28 $16.17
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $4,519,627 $1,743,728 $3,139,337 $1,872,471
Cost - Non-controlled affiliates (Note 3 f ) ..... 117,986,679 58,018,557 88,038,423 48,507,603
Value - Unaffiliated issuers ............... $4,754,390 $1,881,765 $3,387,737 $2,021,613
Value - Non-controlled affiliates (Note 3 f ) ..... 162,272,334 81,264,327 131,289,356 72,813,485
Receivables:
Investment securities sold ................ 5,117,670 2,871,182 5,166,342 3,008,653
Capital shares sold ..................... 296,748 29,936 20,793 18,680
Dividends ............................ 64,387 48,742 87,913 52,426
Affiliates ............................. 16,595 48,066 23,530 45,603
Total assets ....................... 172,522,124 86,144,018 139,975,671 77,960,460
Liabilities:
Payables:
Investment securities purchased ........... 5,525,768 3,082,936 5,478,243 3,284,754
Capital shares redeemed ................ 254,336 11,804 42,008 5,120
Distribution fees ....................... 43,762 22,695 35,029 21,210
Transfer agent fees ..................... 46,429 19,611 33,450 20,773
Trustees' fees and expenses .............. 161 131 131 128
Accrued expenses and other liabilities ........ 24,790 26,107 26,661 24,947
Total liabilities ...................... 5,895,246 3,163,284 5,615,522 3,356,932
Net assets, at value .............. $166,626,878 $82,980,734 $134,360,149 $74,603,528
Net assets consist of:
Paid-in capital .......................... $116,602,017 $57,620,135 $86,237,576 $48,196,301
Total distributable earnings (losses) .......... 50,024,861 25,360,599 48,122,573 26,407,227
Net assets, at value .............. $166,626,878 $82,980,734 $134,360,149 $74,603,528

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Class A:
Net assets, at value .................... $136,512,654 $67,276,760 $113,709,163 $59,480,653
Shares outstanding ..................... 8,171,693 3,912,564 6,118,456 3,189,079
Net asset value per share
a,b
............... $16.71 $17.20 $18.58 $18.65
Maximum offering price per share (net asset
value per share ÷ 94.50%)
b
............... $17.68 $18.20 $19.66 $19.74
Class C:
Net assets, at value .................... $15,529,964 $9,462,399 $12,912,085 $9,431,970
Shares outstanding ..................... 971,294 568,606 733,217 517,908
Net asset value and maximum offering price per
share
a,b
.............................. $15.99 $16.64 $17.61 $18.21
Class R:
Net assets, at value .................... $7,865,336 $3,006,560 $3,004,245 $3,462,718
Shares outstanding ..................... 472,418 175,303 163,106 185,506
Net asset value and maximum offering price per
share
b
............................... $16.65 $17.15 $18.42 $18.67
Class R6:
Net assets, at value .................... $373,178 $540,896 $1,726,735 $414,563
Shares outstanding ..................... 21,994 31,064 88,074 21,931
Net asset value and maximum offering price per
share
b
............................... $16.97 $17.41 $19.61 $18.90
Advisor Class:
Net assets, at value .................... $6,345,746 $2,694,119 $3,007,921 $1,813,624
Shares outstanding ..................... 373,786 155,192 159,424 96,027
Net asset value and maximum offering price per
share
b
............................... $16.98 $17.36 $18.87 $18.89
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $1,583,919 $416,333
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 40,489,769 12,043,966
Value - Unaffiliated issuers ................................................. $1,705,120 $443,206
Value - Non-controlled affiliates (Note 3 f ) ....................................... 59,289,864 15,502,066
Receivables:
Investment securities sold .................................................. 2,575,633 644,008
Capital shares sold ....................................................... 55,892 9,587
Dividends .............................................................. 44,316 11,489
Affiliates ............................................................... 46,397 65,811
Total assets ......................................................... 63,717,222 16,676,167
Liabilities:
Payables:
Investment securities purchased ............................................. 2,716,609 730,728
Capital shares redeemed .................................................. 5,028 440
Distribution fees ......................................................... 18,167 3,666
Transfer agent fees ....................................................... 20,362 5,869
Trustees' fees and expenses ................................................ 125 132
Accrued expenses and other liabilities .......................................... 25,876 21,719
Total liabilities ........................................................ 2,786,167 762,554
Net assets, at value ................................................ $60,931,055 $15,913,613
Net assets consist of:
Paid-in capital ............................................................ $40,857,903 $12,361,791
Total distributable earnings (losses) ............................................ 20,073,152 3,551,822
Net assets, at value ................................................ $60,931,055 $15,913,613

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Class A:
Net assets, at value ...................................................... $47,891,603 $12,152,793
Shares outstanding ....................................................... 2,806,573 818,689
Net asset value per share
a,b
................................................. $17.06 $14.84
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
............... $18.05 $15.70
Class C:
Net assets, at value ...................................................... $9,140,218 $1,358,148
Shares outstanding ....................................................... 554,822 92,446
Net asset value and maximum offering price per share
a,b
........................... $16.47 $14.69
Class R:
Net assets, at value ...................................................... $2,483,744 $315,463
Shares outstanding ....................................................... 146,719 21,324
Net asset value and maximum offering price per share
b
............................ $16.93 $14.79
Class R6:
Net assets, at value ...................................................... $210,598 $101,246
Shares outstanding ....................................................... 12,024 6,786
Net asset value and maximum offering price per share
b
............................ $17.52 $14.92
Advisor Class:
Net assets, at value ...................................................... $1,204,892 $1,985,963
Shares outstanding ....................................................... 70,309 133,523
Net asset value and maximum offering price per share
b
............................ $17.14 $14.87
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $194,724 $7,696 $32,715 $25,315
Non-controlled affiliates (Note 3 f ) .......... 695,308 297,800 1,138,818 772,393
Total investment income ................ 890,032 305,496 1,171,533 797,708
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 55,186 31,967 138,704 108,201
Distribution fees: (Note 3c )
    Class A ............................. 47,057 28,399 119,537 86,593
    Class C ............................. 13,573 9,132 51,690 54,925
    Class R ............................. 3,156 809 4,161 5,827
Transfer agent fees: (Note 3e )
    Class A ............................. 22,718 12,482 53,786 45,933
    Class C ............................. 1,639 1,002 5,816 7,280
    Class R ............................. 761 178 937 1,546
    Class R6 ............................ 183 96 161 172
    Advisor Class ......................... 1,452 382 1,814 2,579
Custodian fees ......................... 1,814 614 836 858
Reports to shareholders fees ............... 7,727 5,779 8,399 7,245
Registration and filing fees ................. 62,684 55,564 61,050 56,918
Professional fees ........................ 26,236 21,830 22,205 22,256
Trustees' fees and expenses ............... 360 246 707 546
Other ................................. 10,365 7,891 8,126 7,951
Total expenses ...................... 254,911 176,371 477,929 408,830
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (180,119) (108,900) (161,184) (161,868)
Net expenses ...................... 74,792 67,471 316,745 246,962
Net investment income ............. 815,240 238,025 854,788 550,746
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 129,022 77,921 447,710 397,011
Non-controlled affiliates (Note 3 f ) ......... (80,969) 832,783 4,580,767 2,287,383
Net realized gain (loss) ............... 48,053 910,704 5,028,477 2,684,394
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 71,424 (44,655) (277,105) (244,825)
Non-controlled affiliates (Note 3 f ) ......... 1,022,078 273,627 1,355,988 3,248,850
Net change in unrealized appreciation
(depreciation) ...................... 1,093,502 228,972 1,078,883 3,004,025
Net realized and unrealized gain (loss) ......... 1,141,555 1,139,676 6,107,360 5,688,419
Net increase (decrease) in net assets resulting from
operations ............................... $1,956,795 $1,377,701 $6,962,148 $6,239,165

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $45,533 $16,978 $30,769 $18,276
Non-controlled affiliates (Note 3 f ) .......... 1,197,646 495,499 618,393 277,144
Total investment income ................ 1,243,179 512,477 649,162 295,420
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 199,672 97,363 158,361 88,058
Distribution fees: (Note 3c )
    Class A ............................. 162,927 78,794 134,009 70,305
    Class C ............................. 77,579 45,622 63,079 45,920
    Class R ............................. 18,500 6,870 6,360 7,469
Transfer agent fees: (Note 3e )
    Class A ............................. 83,614 47,594 80,792 54,808
    Class C ............................. 9,930 6,879 9,496 8,942
    Class R ............................. 4,750 2,077 1,923 2,914
    Class R6 ............................ 635 380 585 690
    Advisor Class ......................... 3,927 1,867 2,081 1,617
Custodian fees ......................... 939 892 843 778
Reports to shareholders fees ............... 8,259 7,308 8,594 7,657
Registration and filing fees ................. 61,637 60,149 61,071 56,493
Professional fees ........................ 22,316 22,310 22,265 22,368
Trustees' fees and expenses ............... 942 491 739 450
Other ................................. 8,409 7,938 7,867 7,562
Total expenses ...................... 664,036 386,534 558,065 376,031
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (171,248) (164,037) (178,389) (169,760)
Net expenses ...................... 492,788 222,497 379,676 206,271
Net investment income ............. 750,391 289,980 269,486 89,149
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 854,791 411,535 710,627 414,731
Non-controlled affiliates (Note 3 f ) ......... 6,249,406 2,148,379 4,549,814 1,971,974
Net realized gain (loss) ............... 7,104,197 2,559,914 5,260,441 2,386,705
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (532,833) (240,295) (403,826) (233,211)
Non-controlled affiliates (Note 3 f ) ......... 5,652,109 4,480,181 7,387,215 5,126,197
Net change in unrealized appreciation
(depreciation) ...................... 5,119,276 4,239,886 6,983,389 4,892,986
Net realized and unrealized gain (loss) ......... 12,223,473 6,799,800 12,243,830 7,279,691
Net increase (decrease) in net assets resulting from
operations ............................... $12,973,864 $7,089,780 $12,513,316 $7,368,840

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $15,403 $4,358
Non-controlled affiliates (Note 3 f ) ............................................ 196,937 50,262
Total investment income .................................................. 212,340 54,620
Expenses:
Management & Asset allocation fees (Note 3 a ) .................................... 70,389 17,567
Distribution fees: (Note 3c )
    Class A ............................................................... 54,935 13,354
    Class C ............................................................... 44,135 6,101
    Class R ............................................................... 5,561 651
Transfer agent fees: (Note 3e )
    Class A ............................................................... 56,937 29,775
    Class C ............................................................... 11,410 3,397
    Class R ............................................................... 2,877 727
Class R6 .............................................................. 625 276
    Advisor Class ........................................................... 1,458 5,013
Custodian fees ........................................................... 770 904
Reports to shareholders fees ................................................. 7,810 6,412
Registration and filing fees ................................................... 67,336 29,711
Professional fees .......................................................... 22,336 22,201
Trustees' fees and expenses ................................................. 378 168
Other ................................................................... 7,487 7,264
Total expenses ........................................................ 354,444 143,521
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (184,235) (107,001)
Net expenses ........................................................ 170,209 36,520
Net investment income ............................................... 42,131 18,100
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 324,791 64,529
Non-controlled affiliates (Note 3 f ) ........................................... 1,338,593 160,634
Net realized gain (loss) ................................................. 1,663,384 225,163
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (175,779) (28,442)
Non-controlled affiliates (Note 3 f ) ........................................... 4,551,982 1,316,321
Net change in unrealized appreciation (depreciation) ........................... 4,376,203 1,287,879
Net realized and unrealized gain (loss) ........................................... 6,039,587 1,513,042
Net increase (decrease) in net assets resulting from operations ......................... $6,081,718 $1,531,142

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $815,240 $2,114,981 $238,025 $689,708
Net realized gain (loss) ............ 48,053 183,787 910,704 1,018,005
Net change in unrealized appreciation
(depreciation) ................. 1,093,502 1,955,939 228,972 1,434,389
Net increase (decrease) in net
assets resulting from operations . 1,956,795 4,254,707 1,377,701 3,142,102
Distributions to shareholders:
Class A ........................ (785,159) (1,898,234) (815,513) (1,279,612)
Class C ........................ (46,222) (124,377) (64,883) (98,697)
Class R ........................ (24,875) (62,818) (12,620) (14,848)
Class R6 ....................... (2,748) (5,707) (270) (242)
Advisor Class ................... (52,966) (135,532) (23,130) (37,931)
Total distributions to shareholders ..... (911,970) (2,226,668) (916,416) (1,431,330)
Capital share transactions: (Note 2 )
Class A ........................ (1,258,906) (782,996) (278,937) (907,916)
Class C ........................ (162,762) (229,075) (172,164) (563,064)
Class R ........................ 77,238 (299,949) 59,910 (79,111)
Class R6 ....................... 1,908 13,011 2,406 (4,141)
Advisor Class ................... (137,718) (963,510) (67,171) 140,146
Total capital share transactions ....... (1,480,240) (2,262,519) (455,956) (1,414,086)
Net increase (decrease) in net
assets ..................... (435,415) (234,480) 5,329 296,686
Net assets:
Beginning of period ................ 44,615,625 44,850,105 25,727,702 25,431,016
End of period ..................... $44,180,210 $44,615,625 $25,733,031 $25,727,702

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $854,788 $2,692,316 $550,746 $1,750,663
Net realized gain (loss) ............ 5,028,477 5,439,885 2,684,394 3,039,767
Net change in unrealized appreciation
(depreciation) ................. 1,078,883 6,757,005 3,004,025 6,777,409
Net increase (decrease) in net
assets resulting from operations . 6,962,148 14,889,206 6,239,165 11,567,839
Distributions to shareholders:
Class A ........................ (2,104,398) (7,854,828) (1,591,171) (3,558,073)
Class C ........................ (235,683) (808,768) (253,295) (525,881)
Class R ........................ (37,696) (130,705) (54,220) (112,376)
Class R6 ....................... (2,393) (6,228) (2,083) (4,821)
Advisor Class ................... (66,691) (215,380) (100,272) (190,897)
Total distributions to shareholders ..... (2,446,861) (9,015,909) (2,001,041) (4,392,048)
Capital share transactions: (Note 2 )
Class A ........................ (2,250,015) (2,256,019) 1,441,911 5,049,742
Class C ........................ (3,813) (1,545,530) (108,030) (1,169,588)
Class R ........................ 80,739 (200,767) 183,006 (154,654)
Class R6 ....................... 10,728 71,557 3,611 (19,256)
Advisor Class ................... 336,686 61,242 673,003 1,273,213
Total capital share transactions ....... (1,825,675) (3,869,517) 2,193,501 4,979,457
Net increase (decrease) in net
assets ..................... 2,689,612 2,003,780 6,431,625 12,155,248
Net assets:
Beginning of period ................ 110,494,374 108,490,594 84,432,307 72,277,059
End of period ..................... $113,183,986 $110,494,374 $90,863,932 $84,432,307

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $750,391 $2,976,126 $289,980 $1,242,003
Net realized gain (loss) ............ 7,104,197 7,174,797 2,559,914 2,866,379
Net change in unrealized appreciation
(depreciation) ................. 5,119,276 13,844,445 4,239,886 7,555,340
Net increase (decrease) in net
assets resulting from operations . 12,973,864 23,995,368 7,089,780 11,663,722
Distributions to shareholders:
Class A ........................ (3,572,977) (9,002,452) (1,810,744) (3,505,201)
Class C ........................ (427,296) (1,100,534) (264,725) (489,032)
Class R ........................ (207,140) (465,252) (80,869) (129,038)
Class R6 ....................... (9,477) (22,341) (14,222) (26,685)
Advisor Class ................... (162,370) (432,172) (71,766) (152,027)
Total distributions to shareholders ..... (4,379,260) (11,022,751) (2,242,326) (4,301,983)
Capital share transactions: (Note 2 )
Class A ........................ 1,352,185 4,733,544 2,989,257 3,403,629
Class C ........................ (1,533,310) (931,513) (135,583) 132,781
Class R ........................ 560,886 766,528 446,644 929,609
Class R6 ....................... 4,338 103,328 46,959 81,347
Advisor Class ................... (310,989) 1,037,285 (123,255) 816,827
Total capital share transactions ....... 73,110 5,709,172 3,224,022 5,364,193
Net increase (decrease) in net
assets ..................... 8,667,714 18,681,789 8,071,476 12,725,932
Net assets:
Beginning of period ................ 157,959,164 139,277,375 74,909,258 62,183,326
End of period ..................... $166,626,878 $157,959,164 $82,980,734 $74,909,258

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $269,486 $1,742,080 $89,149 $841,415
Net realized gain (loss) ............ 5,260,441 5,989,315 2,386,705 2,985,623
Net change in unrealized appreciation
(depreciation) ................. 6,983,389 12,812,761 4,892,986 7,834,115
Net increase (decrease) in net
assets resulting from operations . 12,513,316 20,544,156 7,368,840 11,661,153
Distributions to shareholders:
Class A ........................ (3,433,913) (6,517,959) (1,784,995) (3,121,292)
Class C ........................ (409,804) (773,525) (291,171) (522,275)
Class R ........................ (90,850) (130,216) (98,409) (145,821)
Class R6 ....................... (49,264) (73,113) (12,225) (18,555)
Advisor Class ................... (89,110) (158,956) (53,703) (91,478)
Total distributions to shareholders ..... (4,072,941) (7,653,769) (2,240,503) (3,899,421)
Capital share transactions: (Note 2 )
Class A ........................ 2,981,091 4,834,670 2,591,920 3,163,265
Class C ........................ (587,978) (212,323) (386,357) (560,793)
Class R ........................ 738,231 325,080 781,116 (85,412)
Class R6 ....................... 287,933 416,062 41,450 87,920
Advisor Class ................... 210,261 464,099 158,268 (297,214)
Total capital share transactions ....... 3,629,538 5,827,588 3,186,397 2,307,766
Net increase (decrease) in net
assets ..................... 12,069,913 18,717,975 8,314,734 10,069,498
Net assets:
Beginning of period ................ 122,290,236 103,572,261 66,288,794 56,219,296
End of period ..................... $134,360,149 $122,290,236 $74,603,528 $66,288,794

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
Franklin LifeSmart™ 2055 Retirement Target
Fund
Franklin LifeSmart™ 2060 Retirement Target
Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $42,131 $629,121 $18,100 $151,214
Net realized gain (loss) ............ 1,663,384 2,256,333 225,163 475,735
Net change in unrealized appreciation
(depreciation) ................. 4,376,203 6,260,052 1,287,879 1,380,874
Net increase (decrease) in net
assets resulting from operations . 6,081,718 9,145,506 1,531,142 2,007,823
Distributions to shareholders:
Class A ........................ (1,442,089) (2,152,917) (322,432) (405,060)
Class C ........................ (287,951) (451,317) (36,459) (44,272)
Class R ........................ (69,054) (112,008) (8,300) (8,749)
Class R6 ....................... (6,161) (8,204) (2,674) (2,395)
Advisor Class ................... (36,205) (58,051) (53,985) (76,019)
Total distributions to shareholders ..... (1,841,460) (2,782,497) (423,850) (536,495)
Capital share transactions: (Note 2 )
Class A ........................ 2,703,050 6,547,884 1,724,726 2,548,523
Class C ........................ (263,607) (149,537) 126,129 235,711
Class R ........................ 212,278 163,952 69,565 81,573
Class R6 ....................... 7,617 94,872 14,419 57,653
Advisor Class ................... (1,127) 193,011 200,317 204,843
Total capital share transactions ....... 2,658,211 6,850,182 2,135,156 3,128,303
Net increase (decrease) in net
assets ..................... 6,898,469 13,213,191 3,242,448 4,599,631
Net assets:
Beginning of period ................ 54,032,586 40,819,395 12,671,165 8,071,534
End of period ..................... $60,931,055 $54,032,586 $15,913,613 $12,671,165

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, ten of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on

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Notes to Financial Statements (unaudited)
79
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the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and realized
capital gain distributions are recorded on the ex-dividend
date. Distributions to shareholders are recorded on the ex-
dividend date. The Franklin LifeSmart
TM
Retirement Income
Fund employs a managed distribution policy. Under this
policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund;
however, the twelfth monthly payment may be greater than
the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions
may include income and capital gains generated by the
Underlying Funds, as well as a possible return of capital
component, if necessary, to meet the annual distribution
rate. The annual payout rate may be adjusted higher or
lower from year to year in response to market conditions.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Index-Linked Notes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
80
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f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
................................... 205,035 $2,263,418 37,661 $495,985
Shares issued in reinvestment of distributions .......... 69,688 770,822 61,277 812,534
Shares redeemed ............................... (387,317) (4,293,146) (119,778) (1,587,456)
Net increase (decrease) .......................... (112,594) $(1,258,906) (20,840) $(278,937)
Year ended December 31, 2025
Shares sold
a
................................... 465,543 $4,956,123 167,883 $2,113,551
Shares issued in reinvestment of distributions .......... 173,811 1,863,220 100,052 1,278,527
Shares redeemed ............................... (708,309) (7,602,339) (339,752) (4,299,994)
Net increase (decrease) .......................... (68,955) $(782,996) (71,817) $(907,916)
Class C
Class C Shares:
Six Months ended June 30, 2026
Shares sold ................................... 27,915 $304,856 2,745 $35,940
Shares issued in reinvestment of distributions .......... 4,213 46,027 4,953 64,883
Shares redeemed
a
.............................. (47,048) (513,645) (20,866) (272,987)
Net increase (decrease) .......................... (14,920) $(162,762) (13,168) $(172,164)
Year ended December 31, 2025
Shares sold ................................... 39,015 $409,436 15,768 $196,229
Shares issued in reinvestment of distributions .......... 11,695 123,898 7,835 98,697
Shares redeemed
a
.............................. (72,106) (762,409) (69,318) (857,990)
Net increase (decrease) .......................... (21,396) $(229,075) (45,715) $(563,064)
Class R
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
81
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Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2026
Shares sold ................................... 10,088 $110,503 3,932 $52,184
Shares issued in reinvestment of distributions .......... 2,257 24,875 953 12,620
Shares redeemed ............................... (5,265) (58,140) (367) (4,894)
Net increase (decrease) .......................... 7,080 $77,238 4,518 $59,910
Year ended December 31, 2025
Shares sold ................................... 6,942 $73,401 7,278 $92,778
Shares issued in reinvestment of distributions .......... 5,883 62,818 1,160 14,848
Shares redeemed ............................... (40,767) (436,168) (15,129) (186,737)
Net increase (decrease) .......................... (27,942) $(299,949) (6,691) $(79,111)
Class R6
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold ................................... 163 $1,814 749 $10,172
Shares issued in reinvestment of distributions .......... 247 2,748 20 270
Shares redeemed ............................... (237) (2,654) (591) (8,036)
Net increase (decrease) .......................... 173 $1,908 178 $2,406
Year ended December 31, 2025
Shares sold ................................... 1,018 $11,260 1,648 $22,036
Shares issued in reinvestment of distributions .......... 529 5,707 18 242
Shares redeemed ............................... (367) (3,956) (1,965) (26,419)
Net increase (decrease) .......................... 1,180 $13,011 (299) $(4,141)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2026
Shares sold ................................... 4,515 $50,298 3 $32
Shares issued in reinvestment of distributions .......... 4,655 51,697 1,735 23,130
Shares redeemed ............................... (21,559) (239,713) (6,641) (90,333)
Net increase (decrease) .......................... (12,389) $(137,718) (4,903) $(67,171)
Year ended December 31, 2025
Shares sold ................................... 13,188 $143,305 16,443 $215,450
Shares issued in reinvestment of distributions .......... 12,290 132,099 2,945 37,931
Shares redeemed ............................... (116,919) (1,238,914) (8,882) (113,235)
Net increase (decrease) .......................... (91,441) $(963,510) 10,506 $140,146
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
82
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Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
................................... 395,097 $5,508,409 398,210 $6,262,536
Shares issued in reinvestment of distributions .......... 147,372 2,098,581 98,748 1,589,847
Shares redeemed ............................... (707,865) (9,857,005) (407,010) (6,410,472)
Net increase (decrease) .......................... (165,396) $(2,250,015) 89,948 $1,441,911
Year ended December 31, 2025
Shares sold
a
................................... 570,321 $7,623,950 794,871 $11,696,538
Shares issued in reinvestment of distributions .......... 579,916 7,833,416 236,078 3,550,343
Shares redeemed ............................... (1,314,742) (17,713,385) (693,698) (10,197,139)
Net increase (decrease) .......................... (164,505) $(2,256,019) 337,251 $5,049,742
Class C
Class C Shares:
Six Months ended June 30, 2026
Shares sold ................................... 81,362 $1,102,005 68,780 $1,059,359
Shares issued in reinvestment of distributions .......... 17,008 235,387 16,113 253,295
Shares redeemed
a
.............................. (98,908) (1,341,205) (91,843) (1,420,684)
Net increase (decrease) .......................... (538) $(3,813) (6,950) $(108,030)
Year ended December 31, 2025
Shares sold ................................... 101,067 $1,331,978 167,466 $2,404,750
Shares issued in reinvestment of distributions .......... 61,477 807,747 35,835 525,881
Shares redeemed
a
.............................. (283,563) (3,685,255) (286,021) (4,100,219)
Net increase (decrease) .......................... (121,019) $(1,545,530) (82,720) $(1,169,588)
Class R
Class R Shares:
Six Months ended June 30, 2026
Shares sold ................................... 7,514 $104,092 16,710 $259,710
Shares issued in reinvestment of distributions .......... 2,662 37,696 3,384 54,220
Shares redeemed ............................... (4,311) (61,049) (8,310) (130,924)
Net increase (decrease) .......................... 5,865 $80,739 11,784 $183,006
Year ended December 31, 2025
Shares sold ................................... 14,773 $197,654 33,429 $499,455
Shares issued in reinvestment of distributions .......... 9,733 130,705 7,514 112,376
Shares redeemed ............................... (39,904) (529,126) (52,266) (766,485)
Net increase (decrease) .......................... (15,398) $(200,767) (11,323) $(154,654)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
83
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Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold ................................... 668 $9,555 519 $8,266
Shares issued in reinvestment of distributions .......... 167 2,393 127 2,083
Shares redeemed ............................... (90) (1,220) (428) (6,738)
Net increase (decrease) .......................... 745 $10,728 218 $3,611
Year ended December 31, 2025
Shares sold ................................... 6,401 $89,185 2,362 $34,377
Shares issued in reinvestment of distributions .......... 455 6,228 316 4,821
Shares redeemed ............................... (1,735) (23,856) (4,001) (58,454)
Net increase (decrease) .......................... 5,121 $71,557 (1,323) $(19,256)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2026
Shares sold ................................... 53,781 $743,289 57,857 $937,672
Shares issued in reinvestment of distributions .......... 4,249 60,806 6,167 99,977
Shares redeemed ............................... (33,069) (467,409) (22,998) (364,646)
Net increase (decrease) .......................... 24,961 $336,686 41,026 $673,003
Year ended December 31, 2025
Shares sold ................................... 55,731 $764,441 88,390 $1,312,826
Shares issued in reinvestment of distributions .......... 14,312 194,306 12,533 190,216
Shares redeemed ............................... (67,122) (897,505) (15,580) (229,829)
Net increase (decrease) .......................... 2,921 $61,242 85,343 $1,273,213
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
................................... 575,985 $9,415,336 444,823 $7,400,938
Shares issued in reinvestment of distributions .......... 211,990 3,552,958 104,849 1,810,744
Shares redeemed ............................... (710,345) (11,616,109) (370,045) (6,222,425)
Net increase (decrease) .......................... 77,630 $1,352,185 179,627 $2,989,257
Year ended December 31, 2025
Shares sold
a
................................... 1,009,539 $15,348,303 576,879 $8,720,046
Shares issued in reinvestment of distributions .......... 581,356 8,958,144 225,572 3,505,021
Shares redeemed ............................... (1,273,945) (19,572,903) (582,919) (8,821,438)
Net increase (decrease) .......................... 316,950 $4,733,544 219,532 $3,403,629
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2026
Shares sold ................................... 110,177 $1,726,056 47,153 $764,015
Shares issued in reinvestment of distributions .......... 26,612 427,124 15,783 263,885
Shares redeemed
a
.............................. (235,651) (3,686,490) (71,894) (1,163,483)
Net increase (decrease) .......................... (98,862) $(1,533,310) (8,958) $(135,583)
Year ended December 31, 2025
Shares sold ................................... 136,277 $2,000,917 79,923 $1,184,525
Shares issued in reinvestment of distributions .......... 74,604 1,100,364 32,590 489,032
Shares redeemed
a
.............................. (276,262) (4,032,794) (104,456) (1,540,776)
Net increase (decrease) .......................... (65,381) $(931,513) 8,057 $132,781
Class R
Class R Shares:
Six Months ended June 30, 2026
Shares sold ................................... 67,664 $1,090,648 24,945 $411,735
Shares issued in reinvestment of distributions .......... 12,396 207,140 4,696 80,869
Shares redeemed ............................... (45,049) (736,902) (2,787) (45,960)
Net increase (decrease) .......................... 35,011 $560,886 26,854 $446,644
Year ended December 31, 2025
Shares sold ................................... 91,018 $1,361,208 63,160 $949,139
Shares issued in reinvestment of distributions .......... 30,275 465,252 8,307 129,038
Shares redeemed ............................... (70,865) (1,059,932) (10,011) (148,568)
Net increase (decrease) .......................... 50,428 $766,528 61,456 $929,609
Class R6
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold ................................... 1,717 $28,627 2,948 $49,640
Shares issued in reinvestment of distributions .......... 556 9,477 814 14,222
Shares redeemed ............................... (2,040) (33,766) (1,007) (16,903)
Net increase (decrease) .......................... 233 $4,338 2,755 $46,959
Year ended December 31, 2025
Shares sold ................................... 6,152 $96,237 4,460 $71,342
Shares issued in reinvestment of distributions .......... 1,424 22,341 1,692 26,685
Shares redeemed ............................... (961) (15,250) (1,043) (16,680)
Net increase (decrease) .......................... 6,615 $103,328 5,109 $81,347
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2026
Shares sold ................................... 33,098 $548,323 29,576 $535,758
Shares issued in reinvestment of distributions .......... 9,359 159,373 4,117 71,766
Shares redeemed ............................... (61,835) (1,018,685) (43,406) (730,779)
Net increase (decrease) .......................... (19,378) $(310,989) (9,713) $(123,255)
Year ended December 31, 2025
Shares sold ................................... 75,449 $1,133,472 75,842 $1,175,789
Shares issued in reinvestment of distributions .......... 27,060 424,203 9,664 152,027
Shares redeemed ............................... (34,402) (520,390) (33,633) (510,989)
Net increase (decrease) .......................... 68,107 $1,037,285 51,873 $816,827
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
................................... 380,875 $6,866,310 331,305 $5,946,424
Shares issued in reinvestment of distributions .......... 182,025 3,398,427 95,151 1,784,023
Shares redeemed ............................... (402,142) (7,283,646) (282,641) (5,138,527)
Net increase (decrease) .......................... 160,758 $2,981,091 143,815 $2,591,920
Year ended December 31, 2025
Shares sold
a
................................... 773,892 $12,642,815 444,760 $7,182,966
Shares issued in reinvestment of distributions .......... 388,280 6,451,954 190,228 3,119,308
Shares redeemed ............................... (872,493) (14,260,099) (439,716) (7,139,009)
Net increase (decrease) .......................... 289,679 $4,834,670 195,272 $3,163,265
Class C
Class C Shares:
Six Months ended June 30, 2026
Shares sold ................................... 71,090 $1,218,700 41,372 $731,864
Shares issued in reinvestment of distributions .......... 23,152 409,800 15,902 291,171
Shares redeemed
a
.............................. (127,725) (2,216,478) (79,350) (1,409,392)
Net increase (decrease) .......................... (33,483) $(587,978) (22,076) $(386,357)
Year ended December 31, 2025
Shares sold ................................... 94,003 $1,460,189 101,666 $1,609,561
Shares issued in reinvestment of distributions .......... 49,145 772,371 32,847 522,275
Shares redeemed
a
.............................. (158,074) (2,444,883) (169,070) (2,692,629)
Net increase (decrease) .......................... (14,926) $(212,323) (34,557) $(560,793)
Class R
2. Shares of Beneficial Interest
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Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2026
Shares sold ................................... 40,261 $727,817 47,978 $867,357
Shares issued in reinvestment of distributions .......... 4,908 90,850 5,243 98,409
Shares redeemed ............................... (4,425) (80,436) (10,149) (184,650)
Net increase (decrease) .......................... 40,744 $738,231 43,072 $781,116
Year ended December 31, 2025
Shares sold ................................... 33,800 $547,245 16,994 $270,045
Shares issued in reinvestment of distributions .......... 7,910 130,216 8,914 145,821
Shares redeemed ............................... (21,677) (352,381) (31,413) (501,278)
Net increase (decrease) .......................... 20,033 $325,080 (5,505) $(85,412)
Class R6
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold ................................... 14,194 $267,713 1,774 $32,536
Shares issued in reinvestment of distributions .......... 2,180 42,941 644 12,225
Shares redeemed ............................... (1,222) (22,721) (185) (3,311)
Net increase (decrease) .......................... 15,152 $287,933 2,233 $41,450
Year ended December 31, 2025
Shares sold ................................... 24,216 $424,209 6,232 $104,803
Shares issued in reinvestment of distributions .......... 4,151 73,113 1,108 18,555
Shares redeemed ............................... (4,637) (81,260) (2,076) (35,438)
Net increase (decrease) .......................... 23,730 $416,062 5,264 $87,920
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2026
Shares sold ................................... 8,986 $163,663 6,854 $124,141
Shares issued in reinvestment of distributions .......... 4,700 89,110 2,830 53,703
Shares redeemed ............................... (2,358) (42,512) (1,083) (19,576)
Net increase (decrease) .......................... 11,328 $210,261 8,601 $158,268
Year ended December 31, 2025
Shares sold ................................... 32,466 $541,292 37,899 $592,440
Shares issued in reinvestment of distributions .......... 9,398 158,956 5,502 91,478
Shares redeemed ............................... (14,712) (236,149) (63,418) (981,132)
Net increase (decrease) .......................... 27,152 $464,099 (20,017) $(297,214)
2. Shares of Beneficial Interest
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Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
................................... 278,267 $4,610,115 143,192 $2,046,008
Shares issued in reinvestment of distributions .......... 84,082 1,442,001 21,611 322,432
Shares redeemed ............................... (202,485) (3,349,066) (44,971) (643,714)
Net increase (decrease) .......................... 159,864 $2,703,050 119,832 $1,724,726
Year ended December 31, 2025
Shares sold
a
................................... 656,721 $9,653,163 241,139 $3,063,079
Shares issued in reinvestment of distributions .......... 144,532 2,152,806 31,267 405,060
Shares redeemed ............................... (356,787) (5,258,085) (72,719) (919,616)
Net increase (decrease) .......................... 444,466 $6,547,884 199,687 $2,548,523
Class C
Class C Shares:
Six Months ended June 30, 2026
Shares sold ................................... 47,565 $756,916 19,525 $275,503
Shares issued in reinvestment of distributions .......... 17,362 287,684 2,467 36,459
Shares redeemed
a
.............................. (82,209) (1,308,207) (13,138) (185,833)
Net increase (decrease) .......................... (17,282) $(263,607) 8,854 $126,129
Year ended December 31, 2025
Shares sold ................................... 94,623 $1,348,830 30,966 $391,009
Shares issued in reinvestment of distributions .......... 31,669 451,224 3,485 44,272
Shares redeemed
a
.............................. (136,933) (1,949,591) (15,746) (199,570)
Net increase (decrease) .......................... (10,641) $(149,537) 18,705 $235,711
Class R
Class R Shares:
Six Months ended June 30, 2026
Shares sold ................................... 31,073 $516,638 5,109 $73,148
Shares issued in reinvestment of distributions .......... 4,057 69,054 558 8,300
Shares redeemed ............................... (22,596) (373,414) (879) (11,883)
Net increase (decrease) .......................... 12,534 $212,278 4,788 $69,565
Year ended December 31, 2025
Shares sold ................................... 35,529 $520,593 6,627 $84,831
Shares issued in reinvestment of distributions .......... 7,616 112,008 677 8,749
Shares redeemed ............................... (31,609) (468,649) (941) (12,007)
Net increase (decrease) .......................... 11,536 $163,952 6,363 $81,573
Class R6
2. Shares of Beneficial Interest
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3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund and Franklin LifeSmart
TM
2060 Retirement Target Fund, pay
an asset allocation fee, calculated daily and paid monthly, to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold ................................... 2,721 $46,006 1,214 $17,412
Shares issued in reinvestment of distributions .......... 338 5,946 151 2,264
Shares redeemed ............................... (2,656) (44,335) (347) (5,257)
Net increase (decrease) .......................... 403 $7,617 1,018 $14,419
Year ended December 31, 2025
Shares sold ................................... 8,966 $136,882 5,029 $65,661
Shares issued in reinvestment of distributions .......... 506 7,826 127 1,712
Shares redeemed ............................... (3,222) (49,836) (706) (9,720)
Net increase (decrease) .......................... 6,250 $94,872 4,450 $57,653
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2026
Shares sold ................................... 4,227 $69,349 17,356 $246,597
Shares issued in reinvestment of distributions .......... 2,101 36,205 986 14,740
Shares redeemed ............................... (6,633) (106,681) (4,488) (61,020)
Net increase (decrease) .......................... (305) $(1,127) 13,854 $200,317
Year ended December 31, 2025
Shares sold ................................... 16,216 $249,785 14,907 $199,610
Shares issued in reinvestment of distributions .......... 3,871 58,051 838 11,056
Shares redeemed ............................... (7,938) (114,825) (444) (5,823)
Net increase (decrease) .......................... 12,149 $193,011 15,301 $204,843
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
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Franklin LifeSmart
TM
Retirement Income Fund and Franklin LifeSmart
TM
2060 Retirement Target Fund pay an investment
management fee, calculated daily and paid monthly, to Advisers of 0.25% per year of the average daily net assets of each of the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,892 $127 $4,281 $5,723
CDSC retained ........................... $504 $47 $1,750 $1,030
3. Transactions with Affiliates
(continued)
a. Management and Asset Allocation Fees
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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $8,523 $7,368 $9,560 $7,751
CDSC retained ........................... $1,446 $553 $1,597 $750
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $8,913 $6,253
CDSC retained ............................................................. $2,313 $240
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Transfer agent fees ........................ $15,141 $8,007 $31,352 $33,735
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Transfer agent fees ........................ $52,612 $38,446 $57,648 $46,582
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
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f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees and asset allocation fees paid by the Funds are waived on assets invested in the
Underlying Funds, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by the Underlying Funds.
Investments in FT Underlying Funds for the period ended June 30, 2026, were as follows:
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Transfer agent fees .......................................................... $52,053 $31,426
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 1,750,729 $ 55,420 $ (71,168) $ (16,241) $ (1,194) $ 1,717,546 194,733 $ 46,365
BrandywineGLOBAL High Yield
Fund, Class IS ............ 4,441,171 157,989 (176,255) (6,205) (85,038) 4,331,662 435,781 137,230
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 3,349,386 72,214 (140,634) 10,744 233,521 3,525,231 131,489 55,250
Franklin High Yield Corporate ETF 3,451,182 16,901 (140,035) (11,348) (5,852) 3,310,848 136,305 88,226
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 952,400 3,021,121 (3,328,670) — — 644,851 644,851 16,241
Franklin International Core Dividend
Tilt Index ETF ............. 3,296,900 16,150 (143,963) 19,980 302,225 3,491,292 81,725 63,127
Franklin Investment Grade
Corporate ETF ............ 3,469,499 17,141 (141,353) (36,005) 3,284 3,312,566 154,504 63,129
Franklin U.S. Core Bond ETF ... 8,689,876 43,487 (348,379) (57,430) (30,368) 8,297,186 387,719 151,339
Franklin U.S. Core Equity (IU) Fund 2,392,582 21,751 (97,224) 2,829 191,348 2,511,286 117,515 9,788
Franklin U.S. Treasury Bond ETF 3,885,975 19,365 (156,979) 1,197 (45,416) 3,704,142 182,650 64,613
Templeton Emerging Markets
Equity Fund, Class R6 ....... 1,259,607 6,651 (59,530) 11,510 459,568 1,677,806 46,477 —
Total Non-Controlled Affiliates $36,939,307 $3,448,190 $(4,804,190) $(80,969) $1,022,078 $36,524,416 $695,308
Total Affiliated Securities .... $36,939,307 $3,448,190 $(4,804,190) $(80,969) $1,022,078 $36,524,416 $695,308
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 980,673 $ 60,650 $ (62,348) $ (14,148) $ 3,886 $ 968,713 109,831 $ 25,988
ClearBridge International Growth
Fund, Class IS ............ 245,880 4,653 (265,160) 58,375 (43,748) — — —
Franklin Emerging Market Core
Equity (IU) Fund ........... 813,782 89,622 (189,807) 16,815 174,093 904,505 54,686 2,670
Franklin FTSE Japan ETF ..... — 675,726 (217,535) (19,984) 37 438,244 11,025 1,860
Franklin Growth Fund, Class R6 . 1,202,443 11,116 (558,002) 198,531 (147,126) 706,962 4,920 —
Franklin High Yield Corporate ETF 1,012,930 75,766 (65,128) (963) (5,145) 1,017,460 41,888 26,558
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 290,235 1,863,268 (1,760,837) — — 392,666 392,666 6,921
Franklin International Core Equity
(IU) Fund ................ 1,634,337 244,810 (465,902) 76,852 89,931 1,580,028 104,916 5,473
Franklin Investment Grade
Corporate ETF ............ 2,759,357 269,509 (210,432) (6,570) (21,920) 2,789,944 130,128 52,199
Franklin Systematic Style Premia
ETF .................... 261,969 — (4,145) 892 6,693 265,409 9,585 —
Franklin U.S. Core Bond ETF ... 5,662,787 864,672 (446,662) (75,990) 7,801 6,012,608 280,963 106,353
Franklin U.S. Core Equity (IU) Fund 3,764,567 141,287 (774,896) 265,225 25,594 3,421,777 160,121 15,173
Franklin U.S. Equity Index ETF . 403,515 490,944 (206,625) 21,433 33,521 742,788 11,375 2,513
Franklin U.S. Large Cap Multifactor
Index ETF ............... 885,899 121,667 (250,995) 94,872 15,743 867,186 11,078 4,157
Franklin U.S. Treasury Bond ETF 2,870,194 307,809 (540,465) (15,751) (10,778) 2,611,009 128,748 45,532
Putnam Large Cap Growth Fund,
Class R6 ................ 432,497 301,355 (128,339) (3,389) 61,056 663,180 7,499 —
Putnam Large Cap Value Fund,
Class R6 ................ 1,000,278 21,453 (195,477) 11,958 79,296 917,508 21,194 2,403
Putnam U.S. Research Fund, Class
R6 ..................... — 73,417 — — — 73,417 1,146 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 532,747 130,298 (232,399) 50,488 146,359 627,493 17,382 —
Templeton Foreign Fund, Class R6 378,636 5,322 (416,429) 174,137 (141,666) — — —
Total Non-Controlled Affiliates $25,132,726 $5,753,344 $(6,991,583) $832,783 $273,627 $25,000,897 $297,800
Total Affiliated Securities .... $25,132,726 $5,753,344 $(6,991,583) $832,783 $273,627 $25,000,897 $297,800
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 3,513,375 $ 367,094 $ (274,623) $ (63,766) $ 24,983 $ 3,567,063 404,429 $ 94,466
ClearBridge International Growth
Fund, Class IS ............ 1,267,464 17,982 (1,361,341) 303,559 (227,664) — — —
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,198,495 444,944 (848,257) 74,234 915,966 4,785,382 289,322 13,802
Franklin FTSE Japan ETF ..... — 3,512,147 (1,085,678) (103,911) (164) 2,322,394 58,425 9,878
Franklin Growth Fund, Class R6 . 6,205,806 18,528 (2,748,718) 1,396,134 (1,132,520) 3,739,230 26,025 —
Franklin High Yield Corporate ETF 3,629,363 424,644 (284,104) (4,247) (18,851) 3,746,805 154,253 96,149
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 930,755 7,160,114 (6,360,993) — — 1,729,876 1,729,876 31,479
Franklin International Core Equity
(IU) Fund ................ 8,424,800 1,183,900 (2,120,066) 356,736 510,903 8,356,273 554,865 28,235
Franklin Investment Grade
Corporate ETF ............ 9,887,338 1,430,707 (939,129) (28,307) (75,703) 10,274,906 479,240 188,969
Franklin Systematic Style Premia
ETF .................... 1,125,726 — (8,981) 1,932 30,679 1,149,356 41,508 —
Franklin U.S. Core Bond ETF ... 20,287,126 4,012,015 (1,911,081) (329,040) 82,126 22,141,146 1,034,633 385,104
Franklin U.S. Core Equity (IU) Fund 19,416,811 694,091 (3,516,025) 1,199,108 303,681 18,097,666 846,873 78,334
Franklin U.S. Equity Index ETF . 2,087,817 2,617,280 (1,054,422) 107,331 176,319 3,934,325 60,250 13,275
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,571,343 587,639 (1,139,485) 446,208 126,278 4,591,983 58,661 21,843
Franklin U.S. Treasury Bond ETF 10,283,352 1,552,430 (2,123,690) (71,039) (25,027) 9,616,026 474,163 164,880
Putnam Large Cap Growth Fund,
Class R6 ................ 2,230,614 1,578,449 (598,125) (18,112) 314,582 3,507,408 39,663 —
Putnam Large Cap Value Fund,
Class R6 ................ 5,155,236 75,461 (852,371) 48,513 425,704 4,852,543 112,094 12,404
Putnam U.S. Research Fund, Class
R6 ..................... — 388,295 — — — 388,295 6,060 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 2,748,553 654,944 (1,105,289) 217,794 803,809 3,319,811 91,962 —
Templeton Foreign Fund, Class R6 1,951,911 14,329 (2,134,767) 1,047,640 (879,113) — — —
Total Non-Controlled Affiliates $107,915,885 $26,734,993 $(30,467,145) $4,580,767 $1,355,988 $110,120,488 $1,138,818
Total Affiliated Securities .... $107,915,885 $26,734,993 $(30,467,145) $4,580,767 $1,355,988 $110,120,488 $1,138,818
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
94
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Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 2,146,634 $ 326,318 $ (146,723) $ (34,697) $ 9,168 $ 2,300,700 260,850 $ 59,732
ClearBridge International Growth
Fund, Class IS ............ 1,122,260 29,877 (1,220,759) 266,278 (197,656) — — —
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,712,493 542,744 (672,366) 60,052 836,126 4,479,049 270,801 12,485
Franklin FTSE Japan ETF ..... — 3,181,927 (917,958) (92,026) 1,388 2,173,331 54,675 9,258
Franklin Growth Fund, Class R6 . 5,492,575 91,288 (2,323,598) 735,443 (496,635) 3,499,073 24,353 —
Franklin High Yield Corporate ETF 2,216,614 371,414 (156,507) (2,793) (12,140) 2,416,588 99,489 60,220
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 1,045,377 6,035,795 (5,620,531) — — 1,460,641 1,460,641 27,380
Franklin International Core Equity
(IU) Fund ................ 7,459,430 1,240,040 (1,665,041) 183,894 601,064 7,819,387 519,216 25,532
Franklin Investment Grade
Corporate ETF ............ 6,039,354 1,184,503 (531,510) (16,949) (48,208) 6,627,190 309,104 118,436
Franklin Systematic Style Premia
ETF .................... 839,215 22,828 — — 24,342 886,385 32,011 —
Franklin U.S. Core Bond ETF ... 12,392,206 3,126,975 (1,083,302) (183,753) 28,629 14,280,755 667,325 241,417
Franklin U.S. Core Equity (IU) Fund 17,183,657 952,484 (2,573,806) 249,760 1,123,480 16,935,575 792,493 70,871
Franklin U.S. Equity Index ETF . 1,845,468 2,481,911 (903,358) 79,630 179,008 3,682,659 56,396 12,322
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,046,792 575,735 (846,815) 194,569 326,900 4,297,181 54,895 20,179
Franklin U.S. Treasury Bond ETF 6,281,028 1,247,390 (1,265,928) (46,135) (14,366) 6,201,989 305,818 103,339
Putnam Large Cap Growth Fund,
Class R6 ................ 1,974,185 1,462,194 (426,727) (14,792) 287,363 3,282,223 37,117 —
Putnam Large Cap Value Fund,
Class R6 ................ 4,561,156 174,345 (624,891) 17,973 412,329 4,540,912 104,895 11,222
Putnam U.S. Research Fund, Class
R6 ..................... — 363,358 — — — 363,358 5,670 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 2,430,183 635,394 (885,785) 127,934 799,571 3,107,297 86,075 —
Templeton Foreign Fund, Class R6 1,728,683 36,261 (1,916,426) 762,995 (611,513) — — —
Total Non-Controlled Affiliates $82,517,310 $24,082,781 $(23,782,031) $2,287,383 $3,248,850 $88,354,293 $772,393
Total Affiliated Securities .... $82,517,310 $24,082,781 $(23,782,031) $2,287,383 $3,248,850 $88,354,293 $772,393
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
95
franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 3,045,691 $ 467,422 $ (283,701) $ (72,972) $ 38,921 $ 3,195,361 362,286 $ 82,638
ClearBridge International Growth
Fund, Class IS ............ 2,401,312 47,958 (2,595,019) 572,814 (427,065) — — —
Franklin Emerging Market Core
Equity (IU) Fund ........... 7,944,009 1,077,726 (1,527,757) 135,935 1,760,423 9,390,336 567,735 26,229
Franklin FTSE Japan ETF ..... — 6,696,412 (1,946,669) (194,234) (159) 4,555,350 114,600 19,410
Franklin Growth Fund, Class R6 . 11,737,775 97,550 (5,001,138) 1,796,605 (1,296,126) 7,334,666 51,049 —
Franklin High Yield Corporate ETF 3,146,166 535,162 (303,640) (4,461) (16,665) 3,356,562 138,187 84,011
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 1,323,896 11,099,536 (9,573,160) — — 2,850,272 2,850,272 44,989
Franklin International Core Equity
(IU) Fund ................ 15,961,293 2,455,939 (3,694,803) 469,050 1,198,914 16,390,393 1,088,340 53,657
Franklin Investment Grade
Corporate ETF ............ 8,571,148 1,698,131 (974,634) (30,405) (60,134) 9,204,106 429,296 165,125
Franklin Systematic Style Premia
ETF .................... 1,585,672 11,760 — — 45,970 1,643,402 59,350 —
Franklin U.S. Core Bond ETF ... 17,586,726 4,331,641 (1,871,506) (319,346) 106,733 19,834,248 926,834 336,742
Franklin U.S. Core Equity (IU) Fund 36,747,533 1,692,771 (5,819,627) 1,100,513 1,778,702 35,499,892 1,661,202 148,880
Franklin U.S. Equity Index ETF . 3,952,175 5,191,610 (1,967,604) 258,062 285,001 7,719,244 118,212 25,851
Franklin U.S. Large Cap Multifactor
Index ETF ............... 8,655,781 1,191,845 (1,935,727) 534,024 564,027 9,009,950 115,099 42,369
Franklin U.S. Treasury Bond ETF 8,914,257 1,785,934 (2,003,767) (84,336) 1,700 8,613,788 424,743 144,170
Putnam Large Cap Growth Fund,
Class R6 ................ 4,221,770 3,070,221 (979,959) (38,230) 606,308 6,880,110 77,803 —
Putnam Large Cap Value Fund,
Class R6 ................ 9,754,323 278,400 (1,424,451) 57,720 852,538 9,518,530 219,878 23,575
Putnam U.S. Research Fund, Class
R6 ..................... — 761,662 — — — 761,662 11,886 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 5,200,572 1,304,013 (1,948,878) 316,083 1,642,672 6,514,462 180,456 —
Templeton Foreign Fund, Class R6 3,697,952 49,704 (4,070,589) 1,752,584 (1,429,651) — — —
Total Non-Controlled Affiliates $154,448,051 $43,845,397 $(47,922,629) $6,249,406 $5,652,109 $162,272,334 $1,197,646
Total Affiliated Securities .... $154,448,051 $43,845,397 $(47,922,629) $6,249,406 $5,652,109 $162,272,334 $1,197,646
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
96
franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ $ 1,259,790 $ 71,647 $ (1,410,415) $ 301,001 $ (222,023) $ — — $ —
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,171,842 828,685 (813,276) 61,429 965,714 5,214,394 315,260 14,224
Franklin FTSE Japan ETF ..... — 3,740,916 (1,109,809) (111,896) 12,864 2,532,075 63,700 10,802
Franklin Growth Fund, Class R6 . 6,160,129 309,647 (2,668,662) 708,831 (433,874) 4,076,071 28,369 —
Franklin High Yield Corporate ETF 1,162,105 312,203 (163,553) (2,500) (5,752) 1,302,503 53,623 32,011
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 1,023,690 9,045,342 (8,632,934) — — 1,436,098 1,436,098 24,978
Franklin International Core Equity
(IU) Fund ................ 8,374,445 1,838,609 (2,008,402) 159,554 746,481 9,110,687 604,959 29,110
Franklin Investment Grade
Corporate ETF ............ 3,166,378 944,079 (504,049) (14,714) (19,190) 3,572,504 166,628 62,957
Franklin Systematic Style Premia
ETF .................... 735,639 35,277 — — 21,350 792,266 28,612 —
Franklin U.S. Core Bond ETF ... 6,497,275 2,223,463 (942,428) (75,932) (3,685) 7,698,693 359,752 128,425
Franklin U.S. Core Equity (IU) Fund 14,843,878 1,086,064 (2,224,248) 138,024 1,069,984 14,913,702 697,880 61,499
Franklin U.S. Equity Index ETF . 6,474,174 2,642,626 (718,924) (19,633) 734,372 9,112,615 139,550 40,474
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,540,560 821,647 (956,328) 136,771 462,730 5,005,380 63,942 23,263
Franklin U.S. Treasury Bond ETF 3,293,891 965,213 (884,466) (19,286) (11,768) 3,343,584 164,871 54,972
Putnam Large Cap Growth Fund,
Class R6 ................ 2,215,565 1,759,996 (467,810) (20,810) 336,531 3,823,472 43,237 —
Putnam Large Cap Value Fund,
Class R6 ................ 5,119,378 543,637 (869,350) 11,192 484,734 5,289,591 122,190 12,784
Putnam U.S. Research Fund, Class
R6 ..................... — 423,267 — — — 423,267 6,605 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 2,731,336 832,706 (1,011,013) 127,312 937,084 3,617,425 100,206 —
Templeton Foreign Fund, Class R6 1,941,276 111,926 (2,226,867) 769,036 (595,371) — — —
Total Non-Controlled Affiliates $73,711,351 $28,536,950 $(27,612,534) $2,148,379 $4,480,181 $81,264,327 $495,499
Total Affiliated Securities .... $73,711,351 $28,536,950 $(27,612,534) $2,148,379 $4,480,181 $81,264,327 $495,499
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 2,292,237 57,232 (2,490,493) 549,231 (408,207) — — —
Franklin Emerging Market Core
Equity (IU) Fund ........... 7,582,107 1,231,851 (1,266,373) 116,472 1,729,241 9,393,298 567,914 25,397
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
97
franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin FTSE Japan ETF ..... $ — $ 6,679,248 $ (1,930,696) $ (193,998) $ 5,765 $ 4,560,319 114,725 $ 19,478
Franklin Growth Fund, Class R6 . 11,206,557 113,957 (4,459,259) 1,410,952 (930,783) 7,341,424 51,096 —
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 1,181,507 7,907,962 (6,817,386) — — 2,272,083 2,272,083 39,302
Franklin International Core Equity
(IU) Fund ................ 15,236,472 2,818,443 (3,267,435) 313,741 1,306,851 16,408,072 1,089,513 51,968
Franklin Systematic Style Premia
ETF .................... 1,209,174 48,421 — — 35,085 1,292,680 46,684 —
Franklin U.S. Core Bond ETF ... 12,545,441 4,199,475 (2,573,763) (60,600) (71,918) 14,038,635 656,011 234,147
Franklin U.S. Core Equity (IU) Fund 27,002,752 950,833 (3,225,653) 350,846 1,781,703 26,860,481 1,256,925 109,854
Franklin U.S. Equity Index ETF . 11,779,649 4,572,474 (1,206,441) (37,597) 1,305,070 16,413,155 251,350 73,297
Franklin U.S. Large Cap Multifactor
Index ETF ............... 8,261,848 1,216,061 (1,530,215) 301,524 768,012 9,017,230 115,192 42,113
Putnam Large Cap Growth Fund,
Class R6 ................ 4,030,573 2,983,705 (681,926) (34,806) 588,843 6,886,389 77,874 —
Putnam Large Cap Value Fund,
Class R6 ................ 9,314,202 717,544 (1,392,163) 31,877 855,315 9,526,775 220,069 22,837
Putnam U.S. Research Fund, Class
R6 ..................... — 762,322 — — — 762,322 11,896 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 4,963,871 1,233,966 (1,593,973) 219,902 1,692,727 6,516,493 180,512 —
Templeton Foreign Fund, Class R6 3,530,708 89,158 (3,931,647) 1,582,270 (1,270,489) — — —
Total Non-Controlled Affiliates $120,137,098 $35,582,652 $(36,367,423) $4,549,814 $7,387,215 $131,289,356 $618,393
Total Affiliated Securities .... $120,137,098 $35,582,652 $(36,367,423) $4,549,814 $7,387,215 $131,289,356 $618,393
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,324,187 97,411 (1,503,978) 319,546 (237,166) — — —
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,381,427 959,421 (826,768) 55,846 1,033,468 5,603,394 338,778 15,195
Franklin FTSE Japan ETF ..... — 4,046,230 (1,208,925) (119,414) 2,996 2,720,887 68,450 11,616
Franklin Growth Fund, Class R6 . 6,474,499 312,363 (2,689,820) 569,924 (287,059) 4,379,907 30,484 —
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 877,395 7,056,544 (6,586,931) — — 1,347,008 1,347,008 21,696
Franklin International Core Equity
(IU) Fund ................ 8,801,507 2,133,995 (2,096,995) 128,541 821,432 9,788,480 649,965 31,088
Franklin Systematic Style Premia
ETF .................... 650,226 60,180 — — 18,893 729,299 26,338 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
98
franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Core Bond ETF ... $ 2,741,704 $ 1,320,176 $ (1,122,568) $ (3,526) $ (21,448) $ 2,914,338 136,184 $ 49,044
Franklin U.S. Core Equity (IU) Fund 15,600,256 1,283,610 (2,126,014) 81,440 1,185,789 16,025,081 749,887 65,712
Franklin U.S. Equity Index ETF . 6,804,758 3,153,279 (917,440) (26,241) 777,705 9,792,061 149,955 43,912
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,772,469 961,596 (988,688) 75,691 557,707 5,378,775 68,712 25,221
Putnam Large Cap Growth Fund,
Class R6 ................ 2,328,682 1,895,352 (447,889) (23,410) 355,701 4,108,436 46,460 —
Putnam Large Cap Value Fund,
Class R6 ................ 5,381,482 721,998 (938,957) 431 518,774 5,683,728 131,294 13,660
Putnam U.S. Research Fund, Class
R6 ..................... — 454,806 — — — 454,806 7,097 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 2,868,098 869,334 (981,546) 119,734 1,011,665 3,887,285 107,681 —
Templeton Foreign Fund, Class R6 2,039,942 150,146 (2,371,240) 793,412 (612,260) — — —
Total Non-Controlled Affiliates $65,046,632 $25,476,441 $(24,807,759) $1,971,974 $5,126,197 $72,813,485 $277,144
Total Affiliated Securities .... $65,046,632 $25,476,441 $(24,807,759) $1,971,974 $5,126,197 $72,813,485 $277,144
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,109,154 50,328 (1,228,385) 265,100 (196,197) — — —
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,671,031 746,626 (587,510) 49,230 851,751 4,731,128 286,042 12,297
Franklin FTSE Japan ETF ..... — 3,312,248 (923,519) (95,416) 2,249 2,295,562 57,750 9,823
Franklin Growth Fund, Class R6 . 5,424,458 117,335 (2,079,402) 264,195 (31,268) 3,695,318 25,719 —
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 678,389 4,123,470 (3,767,289) — — 1,034,570 1,034,570 17,803
Franklin International Core Equity
(IU) Fund ................ 7,373,102 1,585,929 (1,492,783) 124,057 669,478 8,259,783 548,458 25,171
Franklin Systematic Style Premia
ETF .................... 527,786 32,511 — — 15,323 575,620 20,788 —
Franklin U.S. Core Bond ETF ... 883,835 305,189 (734,990) 10,259 (12,839) 451,454 21,096 10,328
Franklin U.S. Core Equity (IU) Fund 13,071,220 787,510 (1,381,723) 9,630 1,033,658 13,520,295 632,676 53,199
Franklin U.S. Equity Index ETF . 5,701,518 2,535,296 (593,865) (19,262) 636,763 8,260,450 126,500 36,347
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,996,805 712,594 (693,743) 28,875 493,674 4,538,205 57,974 20,910
Putnam Large Cap Growth Fund,
Class R6 ................ 1,950,954 1,500,571 (255,778) (19,681) 290,261 3,466,327 39,199 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
99
franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Value Fund,
Class R6 ................ $ 4,507,982 $ 525,201 $ (671,188) $ 8,047 $ 425,234 $ 4,795,276 110,771 $ 11,059
Putnam U.S. Research Fund, Class
R6 ..................... — 383,713 — — — 383,713 5,988 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 2,402,814 640,474 (696,538) 83,368 852,045 3,282,163 90,919 —
Templeton Foreign Fund, Class R6 1,709,290 79,481 (1,940,812) 630,191 (478,150) — — —
Total Non-Controlled Affiliates $53,008,338 $17,438,476 $(17,047,525) $1,338,593 $4,551,982 $59,289,864 $196,937
Total Affiliated Securities .... $53,008,338 $17,438,476 $(17,047,525) $1,338,593 $4,551,982 $59,289,864 $196,937
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 259,932 29,483 (306,332) 53,774 (36,857) — — —
Franklin Emerging Market Core
Equity (IU) Fund ........... 862,216 279,836 (131,540) 9,083 213,316 1,232,911 74,541 3,104
Franklin FTSE Japan ETF ..... — 841,707 (223,063) (23,468) 3,061 598,237 15,050 2,548
Franklin Growth Fund, Class R6 . 1,271,157 123,805 (491,100) 2,313 56,803 962,978 6,702 —
Franklin Institutional U.S.
Government Money Market Fund,
3.597% ................. 127,274 1,798,806 (1,592,546) — — 333,534 333,534 4,895
Franklin International Core Equity
(IU) Fund ................ 1,728,679 564,631 (335,576) 8,643 186,157 2,152,534 142,931 6,355
Franklin Systematic Style Premia
ETF .................... 114,879 20,751 — — 3,346 138,976 5,019 —
Franklin U.S. Core Bond ETF ... 207,059 87,348 (176,514) 1,950 (2,678) 117,165 5,475 2,535
Franklin U.S. Core Equity (IU) Fund 3,063,945 451,309 (257,711) (2,107) 267,957 3,523,393 164,876 13,427
Franklin U.S. Equity Index ETF . 1,331,600 784,573 (121,690) (5,660) 162,812 2,151,635 32,950 9,266
Franklin U.S. Large Cap Multifactor
Index ETF ............... 931,102 254,056 (134,171) (3,478) 134,910 1,182,419 15,105 5,341
Putnam Large Cap Growth Fund,
Class R6 ................ 457,102 424,430 (48,630) (3,454) 73,852 903,300 10,215 —
Putnam Large Cap Value Fund,
Class R6 ................ 1,056,107 233,352 (147,232) (2,128) 109,577 1,249,676 28,868 2,791
Putnam U.S. Research Fund, Class
R6 ..................... — 99,998 — — — 99,998 1,561 —
Templeton Emerging Markets
Equity Fund, Class R6 ....... 563,116 216,592 (156,817) 14,921 217,498 855,310 23,693 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
100
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.05% and for
Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses
(excluding interest expense, distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Funds do not exceed 0.45% and for Class R6 do not exceed 0.40% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.00% based on the average net assets of the class until April 30, 2027.
h . Other Affiliated Transactions
At June 30, 2026, Templeton International Inc. owned 9.0% of Franklin LifeSmart
TM
2060 Retirement Target Fund’s outstanding
shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2060 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 402,445 $ 52,169 $ (491,426) $ 110,245 $ (73,433) $ — — $ —
Total Non-Controlled Affiliates $12,376,613 $6,262,846 $(4,614,348) $160,634 $1,316,321 $15,502,066 $50,262
Total Affiliated Securities .... $12,376,613 $6,262,846 $(4,614,348) $160,634 $1,316,321 $15,502,066 $50,262
Franklin
LifeSmart™
Retirement
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 695,856
Long term ................................................................................ 3,337,481
Total capital loss carryforwards ............................................................... $4,033,337
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, regulated investment companies and complex securities.
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
a a a a a
Cost of investments ....................... $41,550,002 $22,814,915 $93,983,089 $71,863,226
Unrealized appreciation ..................... $4,431,508 $4,413,912 $23,765,056 $21,146,784
Unrealized depreciation ..................... (1,839,665) (1,487,509) (4,372,885) (2,056,605)
Net unrealized appreciation (depreciation) ....... $2,591,843 $2,926,403 $19,392,171 $19,090,179
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
a a a a a
Cost of investments ....................... $124,839,958 $60,634,520 $92,083,649 $50,902,614
Unrealized appreciation ..................... $45,269,865 $23,451,506 $43,581,469 $24,455,024
Unrealized depreciation ..................... (3,083,099) (939,934) (988,025) (522,540)
Net unrealized appreciation (depreciation) ....... $42,186,766 $22,511,572 $42,593,444 $23,932,484
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
a a a
Cost of investments ......................................................... $42,626,678 $12,636,575
Unrealized appreciation ....................................................... $18,921,296 $3,484,973
Unrealized depreciation ....................................................... (552,990) (176,276)
Net unrealized appreciation (depreciation) ......................................... $18,368,306 $3,308,697
4. Income Taxes
(continued)

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5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, were as follows:
6. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2026, the
Funds did not use the Global Credit Facility.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Purchases .............................. $451,046 $4,312,567 $21,758,110 $20,034,380
Sales .................................. $1,675,312 $5,449,605 $25,156,848 $18,995,268
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Purchases .............................. $36,806,272 $21,612,942 $31,451,387 $20,734,889
Sales .................................. $40,142,092 $19,818,053 $31,042,689 $19,129,493
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Purchases ................................................................ $15,200,573 $4,958,620
Sales .................................................................... $13,962,942 $3,174,065

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Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 40,932,009 $ — $ — $ 40,932,009
Index-Linked Notes :
Capital Markets ........................ — — 2,564,985 2,564,985
Short Term Investments ................... 644,851 — — 644,851
Total Investments in Securities ........... $41,576,860 $— $2,564,985 $44,141,845
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 25,348,652 — — 25,348,652
Short Term Investments ................... 392,666 — — 392,666
Total Investments in Securities ........... $25,741,318 $— $— $25,741,318
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 111,645,384 — — 111,645,384
Short Term Investments ................... 1,729,876 — — 1,729,876
Total Investments in Securities ........... $113,375,260 $— $— $113,375,260
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 89,492,764 — — 89,492,764
Short Term Investments ................... 1,460,641 — — 1,460,641
Total Investments in Securities ........... $90,953,405 $— $— $90,953,405
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 164,176,452 — — 164,176,452
Short Term Investments ................... 2,850,272 — — 2,850,272
Total Investments in Securities ........... $167,026,724 $— $— $167,026,724
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 81,709,994 — — 81,709,994
Short Term Investments ................... 1,436,098 — — 1,436,098
Total Investments in Securities ........... $83,146,092 $— $— $83,146,092
7. Fair Value Measurements
(continued)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2026, the reconciliation is as follows:
Level 3 financial instruments, for the Franklin LifeSmart™ Retirement Income Fund, include the fair value of assets and/
or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 132,405,010 $ — $ — $ 132,405,010
Short Term Investments ................... 2,272,083 — — 2,272,083
Total Investments in Securities ........... $134,677,093 $— $— $134,677,093
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 73,488,090 — — 73,488,090
Short Term Investments ................... 1,347,008 — — 1,347,008
Total Investments in Securities ........... $74,835,098 $— $— $74,835,098
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 59,960,414 — — 59,960,414
Short Term Investments ................... 1,034,570 — — 1,034,570
Total Investments in Securities ........... $60,994,984 $— $— $60,994,984
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 15,611,738 — — 15,611,738
Short Term Investments ................... 333,534 — — 333,534
Total Investments in Securities ........... $15,945,272 $— $— $15,945,272
a
For detailed categories, see the accompanying Schedule of Investments.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 2,538,077 $ — $ — $ — $ — $ — $ — $ 26,908 $ 2,564,985 $ 26,908
Total Investments in
Securities ............ $2,538,077 $— $— $— $— $— $— $26,908 $2,564,985 $26,908
7. Fair Value Measurements
(continued)

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8. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund

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FRANKLIN FUND ALLOCATOR SERIES
(unaudited)
Franklin LifeSmart Retirement Income Fund
Franklin LifeSmart 2020 Retirement Target Fund
Franklin LifeSmart 2025 Retirement Target Fund
Franklin LifeSmart 2030 Retirement Target Fund
Franklin LifeSmart 2035 Retirement Target Fund
Franklin LifeSmart 2040 Retirement Target Fund
Franklin LifeSmart 2045 Retirement Target Fund
Franklin LifeSmart 2050 Retirement Target Fund
Franklin LifeSmart 2055 Retirement Target Fund
Franklin LifeSmart 2060 Retirement Target Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not “interested persons” (Independent Trustees) as defined in the
Investment Company Act of 1940 (1940 Act), reviewed and approved the continuance of the investment management agreements between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management
Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology

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used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Funds to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Funds’
Advisor Class performance information.
Franklin LifeSmart Retirement Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s Advisor class shares and all retail and institutional retirement income funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first (best) quintile of its Performance Universe.
The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed these performance returns with management and management explained that the Fund’s focus on income led to lower total returns as income-oriented assets lagged the broader markets.
Management further explained that the Fund’s fixed income allocation is conservatively positioned and that the Fund is underweight equities relative to the benchmark for its strategic allocation. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and determined that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactor y.
Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030
Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund,
Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund, Franklin LifeSmart 2055
Retirement Target Fund - The Performance Universe for each of the Franklin LifeSmart 2020 Retirement Target Fund, Franklin
LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement
Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin
LifeSmart 2050 Retirement Target Fund and Franklin LifeSmart 2055 Retirement Target Fund included the Fund, the Funds’
Advisor class shares and all retail and institutional mixed-asset target 2020 funds, 2025 funds, 2030 funds, 2035 funds, 2040 funds, 2045 funds, 2050 funds and 2055 funds, respectively. The Board noted that each Fund’s annualized total return for the one-, three- and five-year periods was above the median of its respective Performance Universe, but for the 10-year period was below the median of its respective Performance Universe. The Board concluded that each Fund’s performance was satisfactory .
Franklin LifeSmart 2060 Retirement Target Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor class shares and all retail and institutional mixed-asset target 2060 funds. The Fund commenced operations on
January 29, 2021, thus the Fund has been in operation for less than five years as of December 31, 2025. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe. The
Board further noted the Fund’s short operating history, the Fund’s annualized total return for the one-year period was 21.30%
and the Fund’s annualized total return for the one- and three-year periods was in the second quintile of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as

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assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each other fund in each Fund’s respective Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
Franklin LifeSmart Retirement Income Fund - The Expense Group for the Fund included the Fund, currently classified as a retirement income fund, and nine mixed-asset target today funds. The Board noted that the Management Rate was above the median of its Expense Group. The Board also noted that the actual total expense ratio was below the median and in the first
(least expensive) quintile of its Expense Group. The Board further noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board, including a majority of the Independent Trustees, determined that the
Management Rate paid by the Fund, which allowed Fund payments for asset allocation services and other services including an options strategy designed to generate income, is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds in which the Fund invests.
The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin LifeSmart 2020 Retirement Target Fund - The Expense Group for the Fund included the Fund and four other mixed-
asset target 2020 funds. The Board noted that the Management Rate and actual total expense ratio were equal to the medians of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the Management Rate paid by the Fund is solely for asset allocation services as the Fund invests primarily in underlying funds. The Board further noted the small size of the Fund’s Expense Group for the
Management Rate and actual total expense ratio in relation to peers and that no quintile information was provided for the
Fund. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040
Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund - The Expense Group for the Franklin LifeSmart
2025 Retirement Target Fund included the Fund and six other mixed-asset target 2025 funds. The Expense Group for each of the Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin
LifeSmart 2050 Retirement Target Fund included the Fund and nine other mixed-asset target 2030 funds, 2040 funds and
2050 funds, respectively. The Board noted that the Management Rate for each Fund was below the median of its respective
Expense Group and the actual total expense ratio was above the median and in the third quintile of its respective Expense
Group, except for the Franklin LifeSmart 2025 Retirement Target Fund, which was in the fourth quintile of its Expense Group.
The Board also noted that each Fund’s actual total expense ratio was within 3.8 basis points of the median of its respective
Expense Group. The Board further noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board also noted that the Management Rate paid by each Fund is solely for asset allocation services as each Fund invests primarily in underlying funds. The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2055
Retirement Target Fund and Franklin LifeSmart 2060 Retirement Target Fund - The Expense Group for the each of the
Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2055
Retirement Target Fund and Franklin LifeSmart 2060 Retirement Target Fund included the Fund and eight other mixed-asset target 2035 funds, 2045 funds, 2055 funds and 2060 funds, respectively. The Board noted that the Management Rate for each
Fund was below the median of its respective Expense Group and the actual total expense ratio was equal to the median of its respective Expense Group. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the Management Rate paid by each Fund is solely for asset allocation services as each Fund invests primarily in underlying funds. The Board concluded that the Management Rate charged to each
Fund is reasonable.

Franklin Fund Allocator Series
110
franklintempleton.com
Semiannual Report
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Funds do not currently have an asset size that would likely enable the
Funds to achieve economies of scale and that the asset allocation services covered by the current Management Rate may be less likely to experience economies of scale as assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

RTF-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Fund Allocator Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 28, 2026